UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22705

SSGA MASTER TRUST

(Exact name of registrant as specified in charter)

One Lincoln Street, Boston, Massachusetts 02111

(Address of principal executive offices) (zip code)

Joshua A. Weinberg, Esq.

Vice President and Managing Counsel

SSGA Funds Management, Inc.

One Lincoln Street

Boston, Massachusetts 02111

(Name and address of agent for service)

Copy to:

W. John McGuire, Esq.

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Registrant’s telephone number, including area code: (617) 664-7037

Date of fiscal year end: June 30

Date of reporting period: December 31, 2015

Item 1. Reports to Shareholders.

SSGA Master Trust

Semi-Annual Report December 31, 2015

SSGA MULTI-ASSET REAL RETURN PORTFOLIO

PORTFOLIO SUMMARY

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2015

DESCRIPTION	SPDR S&P GLOBAL NATURAL RESOURCES ETF	SPDR BARCLAYS TIPS ETF	POWERSHARES DB COMMODITY INDEX TRACKING FUND	SPDR DOW JONES REIT ETF	SPDR DOW JONES INTERNATIONAL REAL ESTATE ETF
MARKET VALUE	$19,714,664	18,792,119	12,589,970	7,516,684	7,290,911
% OF NET ASSETS	23.8	22.7	15.2	9.1	8.8

(The five largest holdings are subject to change, and there are no guarantees the Portfolio will continue to remain invested in any particular Fund.)

ASSET ALLOCATION AS OF DECEMBER 31, 2015*

PERCENT OF NET ASSETS
Natural Resources Funds	33.9%
Inflation Linked Funds	28.8
Real Estate Funds	17.9
Commodities Funds	15.2
Short-Term Funds	7.8
Liabilities in Excess of Other Assets	(3.6)
TOTAL	100.0%

*	The Portfolio’s asset allocation is expressed as a percentage of net assets and may change over time.

SSGA INCOME ALLOCATION PORTFOLIO

PORTFOLIO SUMMARY

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2015

DESCRIPTION	SPDR BARCLAYS HIGH YIELD BOND ETF	SPDR BARCLAYS LONG TERM CORPORATE BOND ETF	SPDR BARCLAYS LONG TERM TREASURY ETF	SPDR DOW JONES REIT ETF	WISDOMTREE EUROPE HEDGED EQUITY FUND
MARKET VALUE	$15,084,016	11,268,889	9,437,434	6,462,481	6,336,074
% OF NET ASSETS	14.8	11.0	9.3	6.3	6.2

(The five largest holdings are subject to change, and there are no guarantees the Portfolio will continue to remain invested in any particular Fund.)

ASSET ALLOCATION AS OF DECEMBER 31, 2015*

PERCENT OF NET ASSETS
Domestic Fixed Income Funds	43.8%
International Equity Funds	17.7
Domestic Equity Funds	16.8
Real Estate Funds	10.4
Short-Term Funds	6.5
Inflation Linked Funds	4.4
Other Assets in Excess of Liabilities	0.4
TOTAL	100.0%

*	The Portfolio’s asset allocation is expressed as a percentage of net assets and may change over time.

SSGA GLOBAL ALLOCATION PORTFOLIO

PORTFOLIO SUMMARY

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2015

DESCRIPTION	SPDR S&P WORLD EX-US ETF	SPDR BARCLAYS HIGH YIELD BOND ETF	WISDOMTREE EUROPE HEDGED EQUITY FUND	WISDOMTREE JAPAN HEDGED EQUITY FUND	SPDR BARCLAYS LONG TERM TREASURY ETF
MARKET VALUE	$27,388,987	20,119,956	18,689,989	15,236,189	11,995,391
% OF NET ASSETS	14.2	10.4	9.7	7.9	6.2

(The five largest holdings are subject to change, and there are no guarantees the Portfolio will continue to remain invested in any particular Fund.)

ASSET ALLOCATION AS OF DECEMBER 31, 2015*

PERCENT OF NET ASSETS
International Equity Funds	34.7%
Domestic Fixed Income Funds	24.8
Short-Term Funds	18.2
Domestic Equity Funds	12.0
Real Estate Funds	6.2
Inflation Linked Funds	4.0
Other Assets in Excess of Liabilities	0.1
TOTAL	100.0%

*	The Portfolio’s asset allocation is expressed as a percentage of net assets and may change over time.

BLACKSTONE/GSO SENIOR LOAN PORTFOLIO

PORTFOLIO SUMMARY

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2015

DESCRIPTION	AVAGO TECHNOLOGIES, LTD. 1.00% 11/06/2022	DELL, INC. 4.00% 04/29/2020	SCIENTIFIC GAMES INTERNATIONAL, INC. 6.00% 10/01/2021	SERVICEMASTER CO. 4.25% 07/01/2021	PETSMART, INC. 4.25% 03/11/2022
MARKET VALUE	$16,051,784	11,807,902	11,720,459	11,486,542	11,372,437
% OF NET ASSETS	2.0	1.5	1.5	1.5	1.4

(The five largest holdings are subject to change, and there are no guarantees the Portfolio will continue to remain invested in any particular security.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2015*

PERCENT OF NET ASSETS
Software	9.3%
Hotels, Restaurants & Leisure	7.9
Health Care Providers & Services	5.1
Media	4.9
Commercial Services & Supplies	4.3
Semiconductors & Semiconductor Equipment	4.2
Diversified Telecommunication Services	3.4
Automobiles	2.9
IT Services	2.8
Food & Staples Retailing	2.7
Pharmaceuticals	2.6
Specialty Retail	2.4
Insurance	1.9
Diversified Consumer Services	1.8
Health Care Equipment & Supplies	1.8
Health Care Services	1.8
Containers & Packaging	1.7
Electric Utilities	1.6
Independent Power Producers & Energy Traders	1.6
Multiline Retail	1.6
Professional Services	1.6
Technology Hardware, Storage & Peripherals	1.5
Packaging & Containers	1.4
Electronic Equipment, Instruments & Components	1.3
Wireless Telecommunication Services	1.3
Chemicals	1.2
Household Durables	1.2
Internet Software & Services	1.2
Machinery	1.2%
Airlines	1.1
Communications Equipment	1.1
Personal Products	1.1
Entertainment	1.0
Aerospace & Defense	0.9
Metals & Mining	0.9
Capital Markets	0.8
Oil, Gas & Consumable Fuels	0.8
Leisure Time	0.7
Telecommunications	0.7
Auto Components	0.6
Diversified Financial Services	0.6
Health Care Technology	0.6
Life Sciences Tools & Services	0.6
Biotechnology	0.5
Electrical Equipment	0.5
Real Estate Management & Development	0.5
Trading Companies & Distributors	0.4
Electric	0.3
Energy Equipment & Services	0.3
Food Products	0.3
Distributors	0.2
Lodging	0.2
Marine	0.2
Food Service	0.1
Mining	0.1
Short-Term Investment	9.4
Liabilities in Excess of Other Assets	(2.7)
TOTAL	100.0%

*	The Portfolio’s industry breakdown allocation is expressed as a percentage of net assets and may change over time.

SSGA ULTRA SHORT TERM BOND PORTFOLIO

PORTFOLIO SUMMARY

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2015

DESCRIPTION	TREASURY NOTES 0.63% 09/30/2017	TARGET CORP. 5.88% 07/15/2016	BMW VEHICLE LEASE TRUST 0.72% 02/21/2017	NBCUNIVERSAL ENTERPRISE, INC. 0.86% 04/15/2016	WELLS FARGO & CO. 0.95% 04/23/2018
MARKET VALUE	$615,713	512,973	484,910	449,767	399,756
% OF NET ASSETS	4.4	3.7	3.5	3.2	2.8

(The five largest holdings are subject to change, and there are no guarantees the Portfolio will continue to remain invested in any particular security.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2015*

PERCENT OF NET ASSETS
Banks	26.0%
Asset-Backed — Credit Card	10.5
Retail	7.6
Auto Manufacturers	7.5
Sovereign	7.3
Asset-Backed — Other	6.2
Asset-Backed — Automobile	5.8
Health Care Services	4.3
Beverages	3.6
Diversified Financial Services	3.6
Oil & Gas	3.6
Media	3.2
Telecommunications	2.1
Aerospace & Defense	1.8
Machinery, Construction & Mining	1.4
Machinery-Diversified	1.4
Mining	1.4
Internet	1.1
Short-Term Investments	0.9
Asset-Backed — Student Loan	0.5
Other Assets in Excess of Liabilities	0.2
TOTAL	100.0%

*	The Portfolio’s industry breakdown is expressed as a percentage of net assets and may change over time.

STATE STREET DOUBLELINE TOTAL RETURN TACTICAL PORTFOLIO

PORTFOLIO SUMMARY

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2015

DESCRIPTION	TREASURY NOTES 1.75% 03/31/2022	FEDERAL HOME LOAN MORTGAGE CORP. 3.00% 12/01/2045	FEDERAL HOME LOAN MORTGAGE CORP. 2.25% 03/15/2038	TREASURY NOTES 2.50% 05/15/2024	TREASURY NOTES 1.38% 04/30/2020
MARKET VALUE	$40,472,403	31,799,922	30,115,350	29,020,822	26,456,692
% OF NET ASSETS	2.2	1.8	1.7	1.6	1.5

(The five largest holdings are subject to change, and there are no guarantees the Portfolio will continue to remain invested in any particular security.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2015*

PERCENT OF NET ASSETS
U.S. Government Agency Obligations	35.3%
Commercial Mortgage Backed Securities	20.7
U.S. Treasury Obligations	7.6
Banks	2.8
Foreign Government Obligations	1.2
Electric	1.0
Diversified Financial Services	0.9
Media	0.9
Oil & Gas	0.7
Food	0.6
Health Care Services	0.6
Telecommunications	0.6
Software	0.5
Commercial Services	0.4
Pharmaceuticals	0.4
Pipelines	0.4
Aerospace & Defense	0.3
Chemicals	0.3
Commercial Services & Supplies	0.3
Food Products	0.3
Forest Products & Paper	0.3
Hotels, Restaurants & Leisure	0.3
Insurance	0.3
Investment Company Security	0.3
Mining	0.3
Retail	0.3
Capital Markets	0.2
Containers & Packaging	0.2
Engineering & Construction	0.2
Entertainment	0.2
Gas	0.2
Health Care Providers & Services	0.2
Holding Companies-Divers	0.2
IT Services	0.2
Machinery	0.2
PERCENT OF NET ASSETS
Agriculture	0.1
Airlines	0.1
Apparel	0.1
Auto Manufacturers	0.1
Auto Parts & Equipment	0.1
Building Products	0.1
Construction & Engineering	0.1
Construction Materials	0.1
Distributors	0.1
Diversified Telecommunication Services	0.1
Electric Utilities	0.1
Electronic Equipment, Instruments & Components	0.1
Electronics	0.1
Environmental Control	0.1
Food & Staples Retailing	0.1
Health Care Equipment & Supplies	0.1
Household Durables	0.1
Household Products	0.1
Internet	0.1
Leisure Time	0.1
Machinery, Construction & Mining	0.1
Personal Products	0.1
Real Estate Investment Trusts	0.1
Real Estate Investment Trusts (REITs)	0.1
Road & Rail	0.1
Semiconductors & Semiconductor Equipment	0.1
Specialty Retail	0.1
Trading Companies & Distributors	0.1
Transportation	0.1
Short-Term Investment	19.0
Liabilities in Excess of Other Assets	(1.3)
TOTAL	100.0%

*	The Portfolio’s industry breakdown is expressed as a percentage of net assets and may change over time.

[LOGO]

SSGA MFS SYSTEMATIC CORE EQUITY PORTFOLIO

PORTFOLIO SUMMARY

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2015

DESCRIPTION	AMAZON.COM, INC.	APPLE, INC.	JPMORGAN CHASE & CO.	NORTHROP GRUMMAN CORP.	ROYAL CARIBBEAN CRUISES, LTD.
MARKET VALUE	$290,633	267,045	249,329	221,096	220,537
% OF NET ASSETS	4.9	4.5	4.2	3.8	3.8

(The five largest holdings are subject to change, and there are no guarantees the Portfolio will continue to remain invested in any particular security.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2015*

PERCENT OF NET ASSETS
Pharmaceuticals	7.8%
Software	7.8
Insurance	7.2
Internet & Catalog Retail	6.9
Aerospace & Defense	6.8
Banks	6.6
Technology Hardware, Storage & Peripherals	6.3
Oil, Gas & Consumable Fuels	5.8
Biotechnology	5.1
Health Care Providers & Services	5.1
Hotels, Restaurants & Leisure	4.5
Tobacco	3.9
Building Products	3.3
Chemicals	3.1
Real Estate Investment Trusts (REITs)	2.7
Specialty Retail	2.7
Food Products	2.5
Food & Staples Retailing	2.4
Diversified Telecommunication Services	2.2
Independent Power Producers & Energy Traders	1.5
Household Products	1.3
Consumer Finance	1.1
Health Care Equipment & Supplies	1.0
Media	0.9
Multiline Retail	0.8
Short-Term Investments	0.7
TOTAL	100.0%

*	The Portfolio’s industry breakdown is expressed as a percentage of net assets and may change over time.

SSGA MFS SYSTEMATIC GROWTH EQUITY PORTFOLIO

PORTFOLIO SUMMARY

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2015

DESCRIPTION	AMAZON.COM, INC.	APPLE, INC.	GILEAD SCIENCES, INC.	ELECTRONIC ARTS, INC.	KROGER CO.
MARKET VALUE	$746,858	558,931	487,533	450,941	448,041
% OF NET ASSETS	8.1	6.1	5.3	4.9	4.8

(The five largest holdings are subject to change, and there are no guarantees the Portfolio will continue to remain invested in any particular security.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2015*

PERCENT OF NET ASSETS
Internet & Catalog Retail	12.0%
Software	8.4
Biotechnology	8.1
Food Products	7.9
Specialty Retail	7.2
Food & Staples Retailing	6.7
Health Care Providers & Services	6.6
Pharmaceuticals	6.5
IT Services	6.1
Internet Software & Services	6.1
Technology Hardware, Storage & Peripherals	6.1
Hotels, Restaurants & Leisure	6.0
Media	4.7
Chemicals	4.5
Tobacco	4.2
Auto Components	3.9
Diversified Telecommunication Services	3.3
Insurance	3.3
Oil, Gas & Consumable Fuels	3.3
Real Estate Investment Trusts (REITs)	3.1
Beverages	2.8
Health Care Equipment & Supplies	2.4
Trading Companies & Distributors	2.3
Aerospace & Defense	1.4
Machinery	1.3
Road & Rail	0.9
Consumer Finance	0.7
Air Freight & Logistics	0.6
Textiles, Apparel & Luxury Goods	0.6
Communications Equipment	0.4
Short-Term Investments	0.9
Liabilities in Excess of Other Assets	(32.3)
TOTAL	100.0%

*	The Portfolio’s industry breakdown is expressed as a percentage of net assets and may change over time.

SSGA MFS SYSTEMATIC VALUE EQUITY PORTFOLIO

PORTFOLIO SUMMARY

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2015

DESCRIPTION	JPMORGAN CHASE & CO.	WELLS FARGO & CO.	CITIGROUP, INC.	VALERO ENERGY CORP.	PRUDENTIAL FINANCIAL, INC.
MARKET VALUE	$150,878	129,051	122,958	94,681	94,680
% OF NET ASSETS	5.4	4.6	4.4	3.3	3.4

(The five largest holdings are subject to change, and there are no guarantees the Portfolio will continue to remain invested in any particular security.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2015*

PERCENT OF NET ASSETS
Banks	14.4%
Oil, Gas & Consumable Fuels	10.1
Insurance	9.1
Pharmaceuticals	5.4
Food Products	5.3
Health Care Providers & Services	5.2
Aerospace & Defense	5.1
Software	4.8
Specialty Retail	4.4
Auto Components	4.1
Semiconductors & Semiconductor Equipment	4.1
Real Estate Investment Trusts (REITs)	3.5
Electric Utilities	3.2
Chemicals	2.9
Hotels, Restaurants & Leisure	2.6
Biotechnology	2.3
Independent Power Producers & Energy Traders	1.9
Communications Equipment	1.7
Technology Hardware, Storage & Peripherals	1.7
Industrial Conglomerates	1.5
Multi-Utilities	1.5
Diversified Telecommunication Services	1.3
Internet Software & Services	1.0
Consumer Finance	0.7
Health Care Equipment & Supplies	0.7
Trading Companies & Distributors	0.7
Short-Term Investments	0.7
Other Assets in Excess of Liabilities	0.1
TOTAL	100.0%

*	The Portfolio’s industry breakdown is expressed as a percentage of net assets and may change over time.

SSGA RISK AWARE PORTFOLIO

PORTFOLIO SUMMARY

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2015

DESCRIPTION	MCDONALD’S CORP.	DOLLAR TREE, INC.	PROCTER & GAMBLE CO.	AUTOZONE, INC.	CAPITAL BANK FINANCIAL CORP.
MARKET VALUE	$105,381	98,224	89,892	89,771	86,890
% OF NET ASSETS	5.6	5.3	4.8	4.8	4.7

(The five largest holdings are subject to change, and there are no guarantees the Portfolio will continue to remain invested in any particular security.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2015*

PERCENT OF NET ASSETS
Pharmaceuticals	14.3%
Diversified Telecommunication Services	7.4
Multiline Retail	7.1
Banks	6.6
Beverages	6.3
Hotels, Restaurants & Leisure	6.1
Household Products	5.7
Food Products	4.8
Specialty Retail	4.8
Commercial Services & Supplies	4.6
Diversified Financial Services	4.1
Food & Staples Retailing	4.0
Biotechnology	3.9
Multi-Utilities	3.7
Electric Utilities	2.2
IT Services	2.0
Water Utilities	1.9
Health Care Equipment & Supplies	1.7
Insurance	1.6
Oil, Gas & Consumable Fuels	1.4
Real Estate Investment Trusts (REITs)	1.2
Professional Services	1.1
Tobacco	1.0
Media	0.6
Internet & Catalog Retail	0.5
Metals & Mining	0.4
Capital Markets	0.3
Health Care Providers & Services	0.1
Paper & Forest Products	0.1
Short-Term Investments	0.4
Other Assets in Excess of Liabilities	0.1
TOTAL	100.0%

*	The Portfolio’s industry breakdown is expressed as a percentage of net assets and may change over time.

SSGA Multi-Asset Real Return Portfolio

SCHEDULE OF INVESTMENTS

December 31, 2015 (Unaudited)

Security Description	Shares	Value

MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 95.8%
COMMODITIES — 15.2%
PowerShares DB Commodity Index Tracking Fund (a) (b)	942,363	$12,589,970
PowerShares DB Oil Fund (a) (b)	562	5,086

		12,595,056

INFLATION LINKED — 28.8%
SPDR Barclays TIPS ETF (c)	343,989	18,792,119
SPDR DB International Government Inflation-Protected Bond ETF (c)	100,309	5,058,583

		23,850,702

NATURAL RESOURCES — 33.9%
Energy Select Sector SPDR Fund (c)	63,020	3,815,861
PowerShares Global Agriculture Portfolio (c)	108,727	2,520,292
SPDR S&P Global Natural Resources ETF (c)	614,164	19,714,664
SPDR S&P International Energy Sector ETF (c)	104,940	1,607,681
SPDR S&P Metals & Mining ETF (c)	23,269	347,872

		28,006,370

REAL ESTATE — 17.9%
SPDR Dow Jones International Real Estate ETF (c)	186,373	7,290,911
SPDR Dow Jones REIT ETF (c)	82,033	7,516,684

		14,807,595

TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $102,067,109)		79,259,723

SHORT-TERM INVESTMENT — 7.8%
State Street Institutional Liquid Reserves Fund, Premier Class 0.23% (c) (d) (Cost $6,481,970)	6,481,970	6,481,970

TOTAL INVESTMENTS — 103.6%(e) (Cost $108,549,079)		85,741,693
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.6)%		(2,969,954)

NET ASSETS — 100.0%		$82,771,739

(a)	Qualified Publicly Traded Partnerships
(b)	Non-income producing security
(c)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(d)	The rate shown is the annualized seven-day yield at December 31, 2015.
(e)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (Note 2).

REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SSGA Income Allocation Portfolio

SCHEDULE OF INVESTMENTS

December 31, 2015 (Unaudited)

Security Description	Shares	Value

MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 93.1%
DOMESTIC EQUITY — 16.8%
Consumer Discretionary Select Sector SPDR Fund (a)	25,629	$2,002,906
Health Care Select Sector SPDR Fund (a)	28,937	2,084,911
SPDR S&P Dividend ETF (a)	80,335	5,910,246
SPDR Wells Fargo Preferred Stock ETF (a)	115,452	5,160,704
Technology Select Sector SPDR Fund (a)	46,878	2,007,785

		17,166,552

DOMESTIC FIXED INCOME — 43.8%
SPDR Barclays Convertible Securities ETF (a)	111,151	4,810,615
SPDR Barclays High Yield Bond ETF (a)	444,825	15,084,016
SPDR Barclays Intermediate Term Corporate Bond ETF (a)	122,494	4,094,974
SPDR Barclays Long Term Corporate Bond ETF (a)	299,864	11,268,889
SPDR Barclays Long Term Treasury ETF (a)	135,052	9,437,434

		44,695,928

INFLATION LINKED — 4.4%
SPDR Barclays TIPS ETF (a)	82,723	4,519,158

INTERNATIONAL EQUITY — 17.7%
SPDR S&P Global Infrastructure ETF (a)	24,104	1,001,280
SPDR S&P International Dividend ETF (a)	58,861	1,963,603
SPDR STOXX Europe 50 ETF (a)	125,047	3,981,496
WisdomTree Europe Hedged Equity Fund	117,749	6,336,074
WisdomTree Japan Hedged Equity Fund	94,347	4,724,898

		18,007,351

REAL ESTATE — 10.4%
SPDR Dow Jones International Real Estate ETF (a)	104,548	4,089,918
SPDR Dow Jones REIT ETF (a)	70,528	6,462,481

		10,552,399

TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $100,552,434)		94,941,388

SHORT-TERM INVESTMENT — 6.5%
State Street Institutional Liquid Reserves Fund, Premier Class 0.23% (a) (b) (Cost $6,658,292)	6,658,292	6,658,292

TOTAL INVESTMENTS — 99.6% (c) (Cost $107,210,726)		101,599,680
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.4%		382,577

NET ASSETS — 100.0%		$101,982,257

(a)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(b)	The rate shown is the annualized seven-day yield at December 31, 2015.
(c)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (Note 2).

REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SSGA Global Allocation Portfolio

SCHEDULE OF INVESTMENTS

December 31, 2015 (Unaudited)

Security Description	Shares	Value

MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 81.7%
DOMESTIC EQUITY — 12.0%
Consumer Discretionary Select Sector SPDR Fund (a)	48,734	$3,808,562
Health Care Select Sector SPDR Fund (a)	54,952	3,959,291
Industrial Select Sector SPDR Fund (a)	3,916	207,587
SPDR S&P500 ETF Trust (a)	56,349	11,488,998
Technology Select Sector SPDR Fund (a)	84,030	3,599,005

		23,063,443

DOMESTIC FIXED INCOME — 24.8%
SPDR Barclays Aggregate Bond ETF (a)	101,142	5,770,151
SPDR Barclays High Yield Bond ETF (a)	593,334	20,119,956
SPDR Barclays Intermediate Term Corporate Bond ETF (a)	58,487	1,955,221
SPDR Barclays Intermediate Term Treasury ETF (a)	32,025	1,921,820
SPDR Barclays Long Term Corporate Bond ETF (a)	162,698	6,114,191
SPDR Barclays Long Term Treasury ETF (a)	171,657	11,995,391

		47,876,730

INFLATION LINKED — 4.0%
SPDR Barclays TIPS ETF (a)	142,401	7,779,367

INTERNATIONAL EQUITY — 34.7%
SPDR S&P International Small Cap ETF (a)	203,836	5,754,290
SPDR S&P World ex-US ETF (a)	1,063,650	27,388,987
WisdomTree Europe Hedged Equity Fund	347,333	18,689,989
WisdomTree Japan Hedged Equity Fund	304,237	15,236,189

		67,069,455

REAL ESTATE — 6.2%
SPDR Dow Jones International Real Estate ETF (a)	96,244	3,765,065
SPDR Dow Jones REIT ETF (a)	88,853	8,141,601

		11,906,666

TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $166,071,898)		157,695,661

SHORT-TERM INVESTMENT — 18.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.23% (a) (b) (Cost $35,091,184)	35,091,184	35,091,184

TOTAL INVESTMENTS — 99.9% (c) (Cost $201,163,082)		192,786,845
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		236,604

NET ASSETS — 100.0%		$193,023,449

(a)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(b)	The rate shown is the annualized seven-day yield at December 31, 2015.
(c)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (Note 2).

REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

Blackstone/GSO Senior Loan Portfolio

SCHEDULE OF INVESTMENTS

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

SENIOR FLOATING RATE LOANS* — 85.3%
AEROSPACE & DEFENSE — 0.9%
TransDigm, Inc.:
Senior Secured Term Loan C, 3.75%, 2/28/2020	$1,994,859	$1,951,081
Senior Secured Term Loan D, 3.75%, 6/4/2021	4,962,217	4,847,912

		6,798,993

AIRLINES — 1.1%
American Airlines, Inc.:
Senior Secured Term Loan, 3.25%, 6/26/2020	2,000,000	1,973,910
Senior Secured Term Loan B, 3.50%, 10/10/2021	3,712,500	3,682,336
US Airways Group, Inc.
Senior Secured Term Loan B1, 3.50%, 5/23/2019	3,221,654	3,194,479

		8,850,725

AUTO COMPONENTS — 0.6%
Federal-Mogul Holdings Corp. Senior Secured Term Loan C, 4.75%, 4/15/2021	4,937,500	4,375,859

AUTOMOBILES — 2.9%
Affinia Group Intermediate Holdings, Inc. Senior Secured Term Loan B2, 4.75%, 4/27/2020	2,700,000	2,696,639
Chrysler Group LLC:
Senior Secured Term Loan B, 3.25%, 12/31/2018	10,078,522	10,005,452
Senior Secured Term Loan B, 3.50%, 5/24/2017	8,477,807	8,461,911
TI Group Automotive Systems LLC Senior Secured Term Loan, 4.50%, 6/30/2022	1,995,000	1,955,100

		23,119,102

BIOTECHNOLOGY — 0.5%
Grifols Worldwide Operations USA, Inc. Senior Secured Term Loan B, 3.42%, 2/27/2021	3,989,848	3,958,926

CAPITAL MARKETS — 0.8%
Blue Coat Systems, Inc. Senior Secured Term Loan, 4.50%, 5/20/2022	4,841,246	4,691,990
Hamilton Lane Advisors LLC Senior Secured Term Loan B, 4.25%, 7/9/2022	1,408,235	1,400,610

		6,092,600

CHEMICALS — 1.2%
Axalta Coating Systems US Holdings, Inc. Senior Secured Term Loan, 3.75%, 2/1/2020	5,110,713	5,071,692

Ineos US Finance LLC Senior Secured Term Loan, 3.75%, 5/4/2018	4,019,333	3,927,210

		8,998,902

COMMERCIAL SERVICES & SUPPLIES — 4.3%
ADS Waste Holdings, Inc. Senior Secured Term Loan, 3.75%, 10/9/2019	5,259,660	5,105,158
Allied Security Holdings LLC Senior Secured 1st Lien Term Loan, 1.00%, 2/12/2021	314,447	306,586
Aramark Services, Inc. Senior Secured Term Loan F, 3.25%, 2/24/2021	3,959,924	3,928,581
Asurion LLC:
Senior Secured 2nd Lien Term Loan, 8.50%, 3/3/2021	5,381,859	4,631,090
Senior Secured Term Loan B1, 5.00%, 5/24/2019	1,473,512	1,384,645
Senior Secured Term Loan B4, 5.00%, 8/4/2022	8,588,226	7,875,403
EnergySolutions LLC Senior Secured Term Loan, 6.75%, 5/29/2020	1,875,714	1,453,678
Lineage Logistics Holdings LLC Senior Secured Term Loan, 4.50%, 4/7/2021	2,680,616	2,452,764
Multi Packaging Solutions, Inc. Senior Secured Term Loan B, 4.25%, 9/30/2020	1,592,612	1,548,815
West Corp. Senior Secured Term Loan B10, 3.25%, 6/30/2018	5,234,560	5,159,784

		33,846,504

COMMUNICATIONS EQUIPMENT — 1.1%
Avaya, Inc. Senior Secured Term Loan B7, 6.25%, 5/29/2020	10,797,789	7,576,431
CommScope, Inc. Senior Secured Term Loan B5, 3.83%, 12/29/2022	1,402,033	1,395,030

		8,971,461

CONTAINERS & PACKAGING — 1.7%
Berry Plastics Holding Corp.:
Senior Secured Term Loan D, 3.50%, 2/8/2020	2,919,937	2,871,160
Senior Secured Term Loan E, 3.75%, 1/6/2021	1,105,503	1,091,756
Senior Secured Term Loan F, 4.00%, 10/1/2022	3,229,201	3,206,839
Coveris Holdings S.A. Senior Secured Term Loan B1, 4.50%, 5/8/2019	593,526	577,946
Hilex Poly Co. LLC Senior Secured Term Loan B, 6.00%, 12/5/2021	1,211,856	1,212,160

See accompanying notes to financial statements.

Blackstone/GSO Senior Loan Portfolio

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

Reynolds Group Holdings, Inc. Senior Secured Dollar Term Loan, 4.50%, 12/1/2018	$2,400,190	$2,380,940
Tekni-Plex, Inc. Senior Secured Term Loan B, 4.50%, 6/1/2022	2,224,845	2,196,111

		13,536,912

DISTRIBUTORS — 0.2%
American Tire Distributors Holdings, Inc. Senior Secured Term Loan, 5.25%, 9/1/2021	1,938,442	1,912,602

DIVERSIFIED CONSUMER SERVICES — 1.8%
Nord Anglia Education Finance LLC Senior Secured Term Loan, 5.00%, 3/31/2021	2,809,269	2,753,084
ServiceMaster Co. Senior Secured Term Loan B, 4.25%, 7/1/2021	11,590,860	11,486,542

		14,239,626

DIVERSIFIED FINANCIAL SERVICES — 0.6%
AlixPartners LLP Senior Secured Term Loan B, 4.50%, 7/28/2022	1,777,723	1,767,732
Opal Acquisition, Inc. Senior Secured 1st Lien Term Loan, 5.00%, 11/27/2020	1,636,420	1,367,769
Tech Finance & Co S.C.A Senior Secured Term Loan B, 5.00%, 7/10/2020	1,609,556	1,589,839

		4,725,340

DIVERSIFIED TELECOMMUNICATION SERVICES — 3.4%
Crown Castle Operating Co. Senior Secured Term Loan B2, 1.00%, 1/31/2021	1,994,911	1,989,724
Intelsat Jackson Holdings, Ltd. Senior Secured Term Loan B2, 3.75%, 6/30/2019	4,141,243	3,926,789
Level 3 Financing, Inc. Senior Secured Term Loan B2, 3.50%, 5/31/2022	9,500,000	9,369,375
Telesat LLC Senior Secured Term Loan B2, 3.50%, 3/28/2019	3,989,744	3,936,540
Virgin Media Investment Holdings, Ltd. Senior Secured Term Loan F, 3.50%, 6/30/2023	8,000,000	7,845,640

		27,068,068

ELECTRIC UTILITIES — 1.6%
Astoria Energy LLC Senior Secured Term Loan B, 5.00%, 12/24/2021	1,076,431	1,061,178
La Frontera Generation LLC Senior Secured Term Loan B, 4.50%, 9/30/2020	3,430,752	3,256,350
Panda Temple II Power LLC Senior Secured Term Loan B, 7.25%, 4/3/2019	3,000,000	2,670,000
PowerTeam Services LLC Senior Secured 1st Lien Term Loan, 4.25%, 5/6/2020	2,881,027	2,810,197
Sandy Creek Energy Associates L.P. Senior Secured Term Loan B, 5.00%, 11/8/2020	3,491,785	2,458,217

		12,255,942

ELECTRICAL EQUIPMENT — 0.5%
Gates Global, Inc. Senior Secured Term Loan B, 4.25%, 7/5/2021	4,088,323	3,845,926

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.3%
CDW LLC Senior Secured Term Loan, 3.25%, 4/29/2020	6,045,120	5,911,372
Zebra Technologies Corp. Senior Secured Term Loan B, 4.75%, 10/27/2021	4,252,874	4,263,718

		10,175,090

ENERGY EQUIPMENT & SERVICES — 0.3%
Granite Acquisition, Inc.:
Senior Secured Term Loan B, 5.00%, 12/19/2021	2,231,237	2,006,250
Senior Secured Term Loan C, 5.00%, 12/19/2021	99,166	89,167

		2,095,417

FOOD & STAPLES RETAILING — 2.7%
Albertsons LLC:
Senior Secured Term Loan B2, 5.50%, 3/21/2019	3,945,257	3,937,860
Senior Secured Term Loan B4, 5.50%, 8/25/2021	7,634,788	7,583,291
Supervalu, Inc. Senior Secured Refi Term Loan B, 4.50%, 3/21/2019	2,917,793	2,883,451
US Foods, Inc. Senior Secured Refinance Term Loan, 4.50%, 3/31/2019	6,545,685	6,476,137

		20,880,739

FOOD PRODUCTS — 0.3%
Dole Food Co., Inc. Senior Secured Term Loan B, 4.50%, 11/1/2018	2,676,967	2,665,256

HEALTH CARE EQUIPMENT & SUPPLIES — 1.8%
Greatbatch, Ltd. Senior Secured Term Loan B, 5.25%, 10/27/2022	1,497,006	1,486,250
Immucor, Inc. Senior Secured Refi Term Loan B2, 5.00%, 8/17/2018	1,409,872	1,346,428
Kinetic Concepts, Inc. Senior Secured Term Loan E1, 4.50%, 5/4/2018	5,440,847	5,261,734

See accompanying notes to financial statements.

Blackstone/GSO Senior Loan Portfolio

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

Ortho-Clinical Diagnostics, Inc. Senior Secured Term Loan B, 4.75%, 6/30/2021	$6,767,176	$5,777,476

		13,871,888

HEALTH CARE PROVIDERS & SERVICES — 5.1%
Air Medical Group Holdings, Inc. Senior Secured Term Loan B, 1.00%, 4/28/2022	1,496,241	1,452,296
CHG Healthcare Services, Inc. Senior Secured Term Loan, 4.25%, 11/19/2019	2,111,372	2,079,702
Community Health Systems, Inc.:
Senior Secured Term Loan F, 3.66%, 12/31/2018	1,994,975	1,972,112
Senior Secured Term Loan G, 3.75%, 12/31/2019	5,208,037	5,090,048
Senior Secured Term Loan H, 4.00%, 1/27/2021	8,036,994	7,927,932
DaVita HealthCare Partners, Inc. Senior Secured Term Loan B, 1.00%, 6/24/2021	2,176,295	2,171,757
Envision Healthcare Corp. Senior Secured Term Loan B2, 4.50%, 10/28/2022	1,604,938	1,598,117
FHC Health Systems, Inc. Senior Secured Term Loan, 5.00%, 12/23/2021	4,367,586	4,171,044
HCA, Inc. Senior Secured Term Loan B5, 3.17%, 3/31/2017	4,987,245	4,987,569
MPH Acquisition Holdings LLC Senior Secured Term Loan, 3.75%, 3/31/2021	5,973,239	5,828,896
National Mentor Holdings, Inc. Senior Secured Term Loan B, 4.25%, 1/31/2021	712,694	692,504
Truven Health Analytics, Inc. Senior Secured Term Loan B, 4.50%, 6/6/2019	2,475,413	2,382,585

		40,354,562

HEALTH CARE TECHNOLOGY — 0.6%
CT Technologies Intermediate Holdings, Inc. Senior Secured 1st Lien Term Loan, 5.25%, 12/1/2021	459,231	444,880
IMS Health, Inc. Senior Secured Term Loan, 3.50%, 3/17/2021	4,417,679	4,330,717

		4,775,597

HOTELS, RESTAURANTS & LEISURE — 7.9%
Burger King 1011778 B.C. Unlimited Liability Co. Senior Secured Term Loan B2, 3.75%, 12/12/2021	3,989,903	3,959,979
Caesars Entertainment Resort Properties LLC Senior Secured Term Loan B, 7.00%, 10/11/2020	4,531,310	4,137,675

CEC Entertainment, Inc. Senior Secured Term Loan B, 4.25%, 2/14/2021	8,837,441	8,417,662
Delta 2 (LUX) S.a.r.l.:
Senior Secured 2nd Lien Term Loan, 7.75%, 7/31/2022	2,561,701	2,374,697
Senior Secured Term Loan B3, 4.75%, 7/30/2021	7,018,093	6,807,550
Hilton Worldwide Finance LLC Senior Secured Term Loan B2, 3.50%, 10/26/2020	3,520,833	3,518,826
La Quinta Intermediate Holdings LLC Senior Secured Term Loan B, 3.75%, 4/14/2021	5,486,216	5,358,195
Las Vegas Sands LLC Senior Secured Term Loan B, 3.25%, 12/19/2020	6,134,037	6,082,664
MGM Resorts International Senior Secured Term Loan B, 1.00%, 12/20/2019	1,994,859	1,971,589
Scientific Games International, Inc. Senior Secured Term Loan B2, 6.00%, 10/1/2021	12,811,765	11,720,459
Travelport Finance (Luxembourg) S.A.R.L. Senior Secured Term Loan B, 5.75%, 9/2/2021	7,979,849	7,828,990

		62,178,286

HOUSEHOLD DURABLES — 1.2%
Jarden Corp. Senior Secured Term Loan B2, 3.17%, 7/30/2022	2,565,000	2,565,539
Serta Simmons Holdings LLC Senior Secured Term Loan, 4.25%, 10/1/2019	3,109,704	3,095,274
Spin Holdco Inc. Senior Secured Term Loan B, 4.25%, 11/14/2019	3,851,793	3,710,240

		9,371,053

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 1.6%
Calpine Construction Finance Company L.P. Senior Secured Original Term Loan B2, 3.25%, 1/31/2022	1,969,786	1,873,267
Calpine Corp. Senior Secured Term Loan B3, 4.00%, 10/9/2019	2,339,547	2,286,181
NRG Energy, Inc. Senior Secured Refi Term Loan B, 2.75%, 7/2/2018	5,974,411	5,828,785
Panda Sherman Power LLC Senior Secured Term Loan, 9.00%, 9/14/2018	2,977,394	2,694,542

		12,682,775

See accompanying notes to financial statements.

Blackstone/GSO Senior Loan Portfolio

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

INSURANCE — 1.9%
Alliant Holdings I, Inc. Senior Secured Term Loan B, 4.50%, 8/12/2022	$2,356,579	$2,305,771
AmWINS Group LLC Senior Secured 2nd Lien Term Loan, 9.50%, 9/4/2020	1,071,429	1,064,062
Hub International, Ltd. Senior Secured Term Loan B, 4.00%, 10/2/2020	4,454,660	4,216,625
National Financial Partners Corp. Senior Secured Term Loan B, 4.50%, 7/1/2020	3,913,792	3,770,274
Sedgwick Claims Management Services, Inc. Senior Secured 1st Lien Term Loan, 1.00%, 3/1/2021	3,992,373	3,840,164

		15,196,896

INTERNET SOFTWARE & SERVICES — 1.2%
Go Daddy Operating Company LLC Senior Secured Term Loan B, 4.25%, 5/13/2021	1,352,684	1,346,299
Inmar, Inc. Senior Secured 1st Lien Term Loan, 4.25%, 1/27/2021	3,134,091	3,065,533
Sabre, Inc. Senior Secured Term Loan B, 4.00%, 2/19/2019	5,360,606	5,315,041

		9,726,873

IT SERVICES — 2.8%
Computer Sciences Government Services, Inc. Senior Secured Term Loan B, 3.75%, 11/28/2022	847,458	846,932
First Data Corp.:
Senior Secured Extended Term Loan, 3.92%, 3/24/2018	10,987,969	10,863,585
Senior Secured Term Loan, 3.92%, 9/24/2018	3,960,401	3,912,956
Senior Secured Term Loan, 4.17%, 7/8/2022	4,705,882	4,645,294
TNS, Inc. Senior Secured 1st Lien Term Loan, 5.00%, 2/14/2020	1,428,027	1,409,284

		21,678,051

LIFE SCIENCES TOOLS & SERVICES — 0.6%
Jaguar Holding Company II Senior Secured Term Loan B, 4.25%, 8/18/2022	5,088,251	4,957,865

MACHINERY — 1.2%
Allison Transmission, Inc. Senior Secured Term Loan B3, 3.50%, 8/23/2019	3,896,725	3,878,469
Gardner Denver, Inc. Senior Secured Term Loan, 4.25%, 7/30/2020	2,939,850	2,655,419

Rexnord LLC Senior Secured 1st Lien Term Loan B, 4.00%, 8/21/2020	3,316,607	3,223,344

		9,757,232

MARINE — 0.2%
Drillships Ocean Ventures, Inc. Senior Secured Term Loan B, 5.50%, 7/25/2021	2,974,347	1,420,251

MEDIA — 3.7%
Acosta Holdco, Inc. Senior Secured Term Loan, 4.25%, 9/26/2021	3,831,260	3,654,754
CCO Safari III LLC Senior Secured Term Loan I, 3.50%, 1/24/2023	5,036,374	5,038,489
Neptune Finco Corp. Senior Secured Term Loan B, 5.00%, 10/9/2022	6,849,315	6,851,473
Numericable Group SA Senior Secured Term Loan B5, 4.56%, 7/31/2022	1,781,818	1,709,432
Numericable U.S. LLC Senior Secured Term Loan B6, 4.75%, 1/31/2023	6,086,957	5,864,143
Penton Media, Inc. Senior Secured Term Loan, 4.75%, 10/3/2019	1,326,908	1,319,444
Univision Communications, Inc.:
Senior Secured Term Loan C3, 4.00%, 3/1/2020	1,970,335	1,931,283
Senior Secured Term Loan C4, 4.00%, 3/1/2020	2,926,327	2,869,263

		29,238,281

METALS & MINING — 0.9%
FMG Resources (August 2006) Pty, Ltd. Senior Secured Term Loan B, 4.25%, 6/30/2019	9,192,197	6,862,343

MULTILINE RETAIL — 1.6%
Dollar Tree, Inc. Senior Secured Term Loan B1, 3.50%, 7/6/2022	6,584,469	6,576,271
Neiman Marcus Group, Inc. Senior Secured Term Loan, 4.25%, 10/25/2020	6,815,922	6,052,675

		12,628,946

OIL, GAS & CONSUMABLE FUELS — 0.8%
EMG Utica LLC Senior Secured Term Loan, 4.75%, 3/27/2020	2,448,431	2,228,072
Fieldwood Energy LLC Senior Secured 2nd Lien Term Loan, 8.38%, 9/30/2020	6,389,590	1,019,140
Murray Energy Corp. Senior Secured Term Loan B1, 7.00%, 4/16/2017	3,901,199	3,023,429

		6,270,641

See accompanying notes to financial statements.

Blackstone/GSO Senior Loan Portfolio

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

PERSONAL PRODUCTS — 1.1%
NBTY, Inc. Senior Secured Term Loan B2, 3.50%, 10/1/2017	$2,883,639	$2,849,756
Revlon Consumer Products Corp. Senior Secured Acquisition Term Loan, 4.00%, 10/8/2019	5,782,705	5,764,634

		8,614,390

PHARMACEUTICALS — 2.6%
Concordia Healthcare Corp. Senior Secured Term Loan, 5.25%, 10/21/2021	5,130,841	4,941,667
Endo Luxembourg Finance Company I S.a r.l. Senior Secured Term Loan B, 3.75%, 9/26/2022	2,463,485	2,435,771
Valeant Pharmaceuticals International Senior Secured Term Loan B F1, 4.00%, 4/1/2022	9,751,380	9,403,987
Valeant Pharmaceuticals International, Inc. Senior Secured Series E Term Loan B, 3.75%, 8/5/2020	3,454,684	3,323,406

		20,104,831

PROFESSIONAL SERVICES — 1.6%
Advantage Sales & Marketing, Inc. Senior Secured 1st Lien Term Loan, 4.25%, 7/23/2021	6,383,744	6,156,770
TransUnion LLC Senior Secured Term Loan B2, 3.50%, 4/9/2021	6,493,117	6,322,672

		12,479,442

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.5%
Realogy Corp. Senior Secured Term Loan B, 3.75%, 3/5/2020	3,940,211	3,918,855

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.2%
Avago Technologies, Ltd. Senior Secured Term Loan B, 1.00%, 11/6/2022	16,192,171	16,051,784
Microsemi Corp. Senior Secured Term Loan B, 1.00%, 12/2/2022	8,353,222	8,223,747
NXP B.V. Senior Secured Term Loan B, 3.75%, 12/7/2020	8,695,652	8,676,087

		32,951,618

SOFTWARE — 8.8%
Applied Systems, Inc. Senior Secured 1st Lien Term Loan, 4.25%, 1/25/2021	1,633,118	1,606,580
Aspect Software, Inc. Senior Secured Term Loan B, 7.25%, 5/7/2016	8,870,746	8,212,847

Blackboard, Inc. Senior Secured Term Loan B3, 4.75%, 10/4/2018	2,992,443	2,881,169
BMC Software Finance, Inc. Senior Secured Term Loan, 5.00%, 9/10/2020	10,547,090	8,723,920
CCC Information Services, Inc. Senior Secured Term Loan B, 4.00%, 12/20/2019	2,919,737	2,875,035
Compuware Corp.:
Senior Secured 2nd Lien Term Loan, 9.25%, 12/9/2022	2,000,000	1,810,000
Senior Secured Term Loan B2, 6.25%, 12/15/2021	4,466,165	4,177,718
Epicor Software Corporation Senior Secured 1st Lien Term Loan, 4.75%, 6/1/2022	5,696,863	5,574,779
Infor (US), Inc.:
Senior Secured Term Loan B3, 3.75%, 6/3/2020	1,673,327	1,576,416
Senior Secured Term Loan B5, 3.75%, 6/3/2020	2,664,293	2,508,326
Informatica Corp. Senior Secured Term Loan, 4.50%, 8/5/2022	1,931,867	1,864,599
Kronos, Inc.:
Senior Secured 2nd Lien Term Loan, 9.75%, 4/30/2020	6,094,695	6,087,077
Senior Secured Initial Incremental Term Loan, 4.50%, 10/30/2019	2,990,910	2,949,800
MA FinanceCo. LLC Senior Secured Term Loan B, 5.25%, 11/19/2021	4,369,426	4,343,493
Mitchell International, Inc. Senior Secured 1st Lien Term Loan, 4.50%, 10/12/2020	2,771,855	2,636,034
Sophia L.P. Senior Secured Term Loan B, 4.75%, 9/30/2022	3,510,754	3,475,647
TIBCO Software, Inc. Senior Secured Term Loan B, 6.50%, 12/4/2020	5,310,276	4,838,989
Vertafore, Inc. Senior Secured 1st Lien Term Loan, 4.25%, 10/3/2019	2,905,539	2,885,564

		69,027,993

SPECIALTY RETAIL — 2.4%
Academy, Ltd. Senior Secured Term Loan B, 5.00%, 7/1/2022	3,591,651	3,474,168
Bass Pro Group LLC Senior Secured Term Loan, 4.00%, 6/5/2020	2,167,937	2,093,858
Michaels Stores, Inc. Senior Secured Term Loan B, 3.75%, 1/28/2020	1,950,000	1,935,375

See accompanying notes to financial statements.

Blackstone/GSO Senior Loan Portfolio

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

PetSmart, Inc. Senior Secured Term Loan B, 4.25%, 3/11/2022	$11,650,594	$11,372,437

		18,875,838

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.5%
Dell, Inc. Senior Secured Term Loan B2, 4.00%, 4/29/2020	11,880,074	11,807,902

TRADING COMPANIES & DISTRIBUTORS — 0.4%
Beacon Roofing Supply, Inc. Senior Secured Term Loan B, 4.00%, 10/1/2022	1,768,966	1,759,572
Univar, Inc. Senior Secured Term Loan, 4.25%, 7/1/2022	1,444,989	1,402,037

		3,161,609

WIRELESS TELECOMMUNICATION SERVICES — 1.3%
LTS Buyer LLC Senior Secured 1st Lien Term Loan, 4.00%, 4/13/2020	2,992,327	2,922,007
SBA Senior Finance II LLC Senior Secured Term Loan B1, 1.00%, 3/24/2021	1,994,937	1,958,240
T-Mobile USA, Inc. Senior Secured Term Loan B, 3.50%, 11/9/2022	5,235,174	5,241,718

		10,121,965

TOTAL SENIOR FLOATING RATE LOANS (Cost $701,795,899)		670,449,973

CORPORATE BONDS & NOTES — 8.0%
ELECTRIC — 0.3%
AES Corp. 3.41%, 6/1/2019	3,000,000	2,752,500

ENTERTAINMENT — 1.0%
Cedar Fair L.P. / Canada’s Wonderland Co. / Magnum Management Corp. 5.25%, 3/15/2021	2,000,000	2,060,000
Scientific Games Corp. 8.13%, 9/15/2018	3,000,000	2,190,000
Scientific Games International, Inc. 7.00%, 1/1/2022 (a)	3,400,000	3,247,000

		7,497,000

FOOD SERVICE — 0.1%
Aramark Services, Inc. 5.75%, 3/15/2020	1,000,000	1,034,375

HEALTH CARE SERVICES — 1.8%
CHS/Community Health Systems, Inc. 5.13%, 8/1/2021	2,000,000	1,990,000
HCA, Inc.:
4.75%, 5/1/2023	4,000,000	3,960,000
5.25%, 4/15/2025	3,000,000	3,022,500
Tenet Healthcare Corp. 4.01%, 6/15/2020 (a)	5,000,000	4,875,000

		13,847,500

LEISURE TIME — 0.7%
Sabre GLBL, Inc.:
5.25%, 11/15/2023 (a)	750,000	741,562
5.38%, 4/15/2023 (a)	4,950,000	4,925,250

		5,666,812

LODGING — 0.2%
Caesars Entertainment Resort Properties LLC / Caesars Entertainment Resort Prope 8.00%, 10/1/2020	1,465,000	1,391,750

MEDIA — 1.2%
MHGE Parent LLC / MHGE Parent Finance, Inc. 8.50%, 8/1/2019 (a)	5,000,000	4,950,000
Univision Communications, Inc. 5.13%, 5/15/2023 (a)	5,000,000	4,812,500

		9,762,500

MINING — 0.1%
FMG Resources August 2006 Pty, Ltd. 9.75%, 3/1/2022 (a)	1,000,000	915,000

PACKAGING & CONTAINERS — 1.4%
Beverage Packaging Holdings Luxembourg II SA / Beverage Packaging Holdings II Is 6.00%, 6/15/2017 (a)	3,000,000	2,902,500
Coveris Holdings SA 7.88%, 11/1/2019(a)	2,600,000	2,268,500
Novelis, Inc. 8.38%, 12/15/2017	5,000,000	4,862,500
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu 5.75%, 10/15/2020	1,000,000	1,017,190

		11,050,690

SOFTWARE — 0.5%
Infor US, Inc. 5.75%, 8/15/2020 (a)	4,000,000	4,030,000

TELECOMMUNICATIONS — 0.7%
Avaya, Inc.:
7.00%, 4/1/2019 (a)	3,000,000	2,220,000
9.00%, 4/1/2019 (a)	4,000,000	3,070,000

		5,290,000

TOTAL CORPORATE BONDS & NOTES (Cost $67,506,106)		63,238,127

SHORT-TERM INVESTMENT — 9.4%
State Street Institutional Liquid Reserves Fund, Premier Class 0.23% (b) (c) (d) (Cost $73,468,378)	73,468,378	73,468,378

TOTAL INVESTMENTS — 102.7% (e)
(Cost $842,770,383)		807,156,478

LIABILITIES IN EXCESS OF OTHER ASSETS — (2.7)%		(21,252,558)

NET ASSETS — 100.0%		$785,903,920

See accompanying notes to financial statements.

Blackstone/GSO Senior Loan Portfolio

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

*	The interest rate shown represents the rate at December 31, 2015.
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These Securities, which represent 5.0% of net assets as of December 31, 2015, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Value is determined based on Level 1 inputs (Note 2).
(c)	The rate shown is the annualized seven-day yield at December 31, 2015.
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(e)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (Note 2).

See accompanying notes to financial statements.

SSGA Ultra Short Term Bond Portfolio

SCHEDULE OF INVESTMENTS

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

ASSET-BACKED SECURITIES — 23.0%
ASSET-BACKED — OTHER — 6.2%
Ford Credit Floorplan Master Owner Trust A Series 2014-1, Class A2, ABS, 0.73%, 2/15/2019 (a)	$200,000	$199,325
GE Dealer Floorplan Master Note Trust Series 2014-1, Class A, ABS, 0.78%, 7/20/2019 (a)	250,000	249,648
John Deere Owner Trust Series 2014-B, Class A2A, ABS, 0.54%, 7/17/2017	166,274	166,138
Mercedes-Benz Master Owner Trust Series 2015-AA, Class A, ABS, 0.65%, 4/15/2019 (a) (b)	250,000	249,341

		864,452

ASSET-BACKED — STUDENT LOAN — 0.5%
SLM Student Loan Trust Series 2014-2, Class A1, ABS, 0.67%, 7/25/2019 (a)	65,088	65,017

AUTOMOBILE — 5.8%
BMW Vehicle Lease Trust Series 2015-1, Class A2B, ABS, 0.72%, 2/21/2017 (a)	485,113	484,910
Drive Auto Receivables Trust Series 2015-DA, Class A2B, ABS, 1.20%, 6/15/2018 (a) (b)	250,000	250,015
World Omni Auto Receivables Trust Series 2014-B, Class A2A, ABS, 0.60%, 1/16/2018	82,619	82,545

		817,470

CREDIT CARD — 10.5%
BA Credit Card Trust Series 2014-A3, Class A, ABS, 0.62%, 1/15/2020 (a)	300,000	299,672
Barclays Dryrock Issuance Trust:
Series 2014-1, Class A, ABS, 0.69%, 12/16/2019 (a)	200,000	199,806
Series 2014-2, Class A, ABS, 0.67%, 3/16/2020 (a)	100,000	99,841
Capital One Multi-Asset Execution Trust Series 2015-A6, Class A6, ABS, 0.70%, 6/15/2020 (a)	250,000	249,664
Chase Issuance Trust Series 2007-A2, Class A2, ABS, 0.25%, 4/15/2019 (a)	274,000	273,072
Golden Credit Card Trust Series 2014-1A, Class A, ABS, 0.75%, 3/15/2019 (a) (b)	350,000	348,607

		1,470,662

TOTAL ASSET-BACKED SECURITIES (Cost $3,221,204)		3,217,601

CORPORATE BONDS & NOTES — 68.6%
AEROSPACE & DEFENSE — 1.8%
Boeing Co 0.45%, 10/30/2017 (a)	250,000	249,372

AUTO MANUFACTURERS — 7.5%
American Honda Finance Corp.:
Series MTN, 0.54%, 9/2/2016 (a)	100,000	99,916
Series MTN, 0.80%, 12/11/2017 (a)	187,000	185,909
Daimler Finance North America LLC 1.25%, 1/11/2016 (b)	350,000	350,015
Toyota Motor Credit Corp.:
0.55%, 2/16/2017	219,000	218,760
Series MTN, 0.56%, 5/16/2017	200,000	199,292

		1,053,892

BANKS — 26.0%
Bank of America NA:
0.76%, 5/8/2017 (a)	150,000	149,630
0.90%, 6/5/2017 (a)	250,000	249,164
Canadian Imperial Bank of Commerce 0.84%, 7/18/2016 (a)	100,000	100,090
Commonwealth Bank of Australia 0.90%, 3/12/2018 (a) (b)	300,000	298,387
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 1.01%, 3/18/2016 (a)	225,000	224,969
Fifth Third Bank 1.15%, 11/18/2016	200,000	199,775
JPMorgan Chase & Co. 2.60%, 1/15/2016	250,000	250,104
National Australia Bank, Ltd. 0.88%, 6/30/2017 (a) (b)	250,000	249,375
Nederlandse Waterschapsbank NV 0.52%, 10/18/2016 (a) (b)	200,000	200,225
Royal Bank of Canada:
Series GMTN, 0.76%, 6/16/2017 (a)	120,000	119,550
Series GMTN, 1.04%, 3/15/2019 (a)	250,000	248,191
Svenska Handelsbanken AB 1.02%, 3/21/2016	250,000	249,931
Toronto-Dominion Bank 0.57%, 5/2/2017	230,000	229,484
US Bank NA 0.62%, 1/26/2018	250,000	248,781
Wells Fargo & Co. 0.95%, 4/23/2018	400,000	399,756
Westpac Banking Corp. 0.82%, 11/25/2016	220,000	220,215

		3,637,627

BEVERAGES — 3.6%
Anheuser-Busch InBev Finance, Inc. 0.73%, 2/1/2019 (a)	250,000	245,462
PepsiCo, Inc. 0.57%, 7/17/2017 (a)	250,000	249,823

		495,285

DIVERSIFIED FINANCIAL SERVICES — 3.6%
GE Capital International Funding Co. 0.96%, 4/15/2016 (b)	350,000	350,158
General Electric Capital Corp. Series GMTN, 1.21%, 5/9/2016 (a)	150,000	150,285

		500,443

See accompanying notes to financial statements.

SSGA Ultra Short Term Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

HEALTH CARE SERVICES — 4.3%
Roche Holdings, Inc. 0.69%, 9/29/2017 (a) (b)	$350,000	$348,174
UnitedHealth Group, Inc. 0.77%, 1/17/2017	250,000	250,167

		598,341

INTERNET — 1.1%
eBay, Inc. 0.81%, 8/1/2019 (a)	160,000	154,473

MACHINERY, CONSTRUCTION & MINING — 1.4%
Caterpillar Financial Services Corp. Series GMTN, 0.65%, 6/9/2017 (a)	200,000	199,390

MACHINERY-DIVERSIFIED — 1.4%
John Deere Capital Corp. 1.85%, 9/15/2016	200,000	201,112

MEDIA — 3.2%
NBCUniversal Enterprise, Inc. 0.86%, 4/15/2016 (a) (b)	450,000	449,767

MINING — 1.4%
Rio Tinto Finance USA PLC 1.37%, 6/17/2016 (a)	200,000	199,302

OIL & GAS — 3.6%
Chevron Corp. 0.59%, 3/2/2018 (a)	250,000	248,212
ConocoPhillips Co. 0.69%, 5/15/2018 (a)	250,000	248,160

		496,372

RETAIL — 7.6%
Home Depot Inc 0.88%, 9/15/2017 (a)	300,000	300,442
Lowe’s Cos., Inc. 0.91%, 9/10/2019 (a)	250,000	248,483
Target Corp. 5.88%, 7/15/2016	500,000	512,973

		1,061,898

TELECOMMUNICATIONS — 2.1%
Cisco Systems, Inc. 0.82%, 6/15/2018 (a)	300,000	299,370

TOTAL CORPORATE BONDS & NOTES (Cost $9,627,031)		9,596,644

U.S. TREASURY OBLIGATIONS — 7.3%
Treasury Notes:
0.63%, 5/31/2017	400,000	398,235
0.63%, 9/30/2017	620,000	615,713

TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,020,342)		1,013,948

SHORT-TERM INVESTMENT — 0.9%
State Street Institutional Liquid Reserves Fund, Premier Class 0.23% (c) (d) (e) (Cost $126,552)	126,552	126,552

TOTAL INVESTMENTS — 99.8% (f) (Cost $13,995,129)		13,954,745
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		24,039

NET ASSETS — 100.0%		$13,978,784

(a)	Variable Rate Security — Interest rate shown is rate in effect at December 31, 2015.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. Securities, which represent 22.1% of net assets as of December 31, 2015, securities considered liquid based upon procedures approved by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(d)	The rate shown is the annualized seven-day yield at December 31, 2015.
(e)	Value is determined based on Level 1 inputs (Note 2).
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (Note 2).

See accompanying notes to financial statements.

State Street DoubleLine Total Return Tactical Portfolio

SCHEDULE OF INVESTMENTS

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

CORPORATE BONDS & NOTES — 13.5%
AUSTRALIA — 0.1%
Westpac Banking Corp. 2.60%, 11/23/2020	$1,780,000	$1,776,682

BRAZIL — 0.3%
Banco do Brasil SA/Cayman 9.00%, 6/18/2024 (a)	200,000	131,000
CIMPOR Financial Operations B.V. 5.75%, 7/17/2024	700,000	465,500
Cosan Overseas, Ltd. 8.25%, 2/5/2016	700,000	558,250
ESAL GmbH 6.25%, 2/5/2023	200,000	176,500
Globo Comunicacao e Participacoes SA 5.31%, 5/11/2022 (b)	700,000	697,375
Gol LuxCo SA 8.88%, 1/24/2022	200,000	86,000
JBS Investments GmbH 7.75%, 10/28/2020	400,000	384,000
JBS USA LLC / JBS USA Finance, Inc. 7.25%, 6/1/2021 (c)	759,000	753,308
Marfrig Holdings Europe B.V. 6.88%, 6/24/2019	1,000,000	892,500
Marfrig Overseas, Ltd. 9.50%, 5/4/2020	250,000	245,000
Minerva Luxembourg SA 8.75%, 4/3/2019 (a)	1,300,000	1,189,500

		5,578,933

CANADA — 0.2%
Royal Bank of Canada Series MTN, 2.35%, 10/30/2020	1,780,000	1,762,244
Toronto-Dominion Bank Series GMTN, 1.75%, 7/23/2018	1,775,000	1,771,702

		3,533,946

CAYMAN ISLANDS — 0.0% (d)
Interoceanica IV Finance, Ltd. Zero Coupon, 11/30/2018	679,774	638,987

CHILE — 1.2%
AES Gener SA 5.25%, 8/15/2021	1,550,000	1,589,649
Celulosa Arauco y Constitucion SA:
4.75%, 1/11/2022	1,500,000	1,520,625
5.00%, 1/21/2021	260,000	269,425
Cencosud SA:
4.88%, 1/20/2023	200,000	189,003
5.50%, 1/20/2021	2,000,000	2,039,850
Colbun SA 6.00%, 1/21/2020	1,500,000	1,619,903
Corpbanca SA 3.88%, 9/22/2019	1,300,000	1,287,664
CorpGroup Banking SA 6.75%, 3/15/2023	1,000,000	925,000
E.CL SA 5.63%, 1/15/2021	100,000	107,939

Empresa Electrica Angamos SA 4.88%, 5/25/2029	3,000,000	2,676,261
Empresa Electrica Guacolda SA 4.56%, 4/30/2025 (c)	900,000	828,055
Empresa Nacional de Telecomunicaciones SA 4.75%, 8/1/2026	200,000	187,113
GNL Quintero SA 4.63%, 7/31/2029	2,500,000	2,362,707
Guanay Finance, Ltd. 6.00%, 12/15/2020	1,750,000	1,728,125
Inversiones CMPC SA 4.50%, 4/25/2022	1,580,000	1,538,748
Latam Airlines Group SA 7.25%, 6/9/2020 (c)	800,000	714,000
Tanner Servicios Financieros SA 4.38%, 3/13/2018	1,100,000	1,072,500
Telefonica Chile SA 3.88%, 10/12/2022	200,000	197,062

		20,853,629

CHINA — 0.2%
CNOOC Finance 2015 Australia Pty, Ltd. 2.63%, 5/5/2020	1,500,000	1,469,587
CNPC General Capital, Ltd. 2.75%, 5/14/2019	500,000	499,195
CNPC HK Overseas Capital, Ltd. 4.50%, 4/28/2021	400,000	422,391
Sinopec Group Overseas Development 2014, Ltd. 2.75%, 4/10/2019	287,000	287,852
Sinopec Group Overseas Development 2015, Ltd.:
2.50%, 4/28/2020	500,000	491,875
2.50%, 4/28/2020 (c)	500,000	491,875

		3,662,775

COLOMBIA — 0.9%
Avianca Holdings SA / Avianca Leasing LLC / Grupo Taca Holdings, Ltd. 8.38%, 5/10/2020	1,500,000	971,250
Banco Davivienda SA 5.88%, 7/9/2022	1,600,000	1,594,000
Banco GNB Sudameris SA 7.50%, 7/30/2022	400,000	404,000
Bancolombia SA 6.13%, 7/26/2020	3,000,000	3,082,500
Ecopetrol SA 5.88%, 5/28/2045	500,000	356,875
Empresa de Energia de Bogota SA ESP 6.13%, 11/10/2021	700,000	717,500
Empresas Publicas de Medellin ESP 7.63%, 7/29/2019	600,000	673,500
Grupo Aval, Ltd. 4.75%, 9/26/2022	3,000,000	2,818,140
GrupoSura Finance SA 5.70%, 5/18/2021	2,000,000	2,087,500

See accompanying notes to financial statements.

State Street DoubleLine Total Return Tactical Portfolio

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

Pacific Exploration and Production Corp. 7.25%, 12/12/2021	$400,000	$80,000
Transportadora de Gas Internacional SA ESP:
5.70%, 3/20/2022 (c)	200,000	200,500
5.70%, 3/20/2022	2,800,000	2,807,000

		15,792,765

COSTA RICA — 0.0% (d)
Banco Nacional de Costa Rica 4.88%, 11/1/2018	700,000	694,750

DOMINICAN REPUBLIC — 0.0% (d)
Aeropuertos Dominicanos Siglo XXI SA 9.75%, 11/13/2019	400,000	416,000

GUATEMALA — 0.2%
Agromercantil Senior Trust 6.25%, 4/10/2019	1,714,000	1,726,855
Cementos Progreso Trust 7.13%, 11/6/2023	500,000	496,250
Central American Bottling Corp. 6.75%, 2/9/2022	500,000	506,250
Comcel Trust via Comunicaciones Celulares SA 6.88%, 2/6/2024	300,000	231,000
Industrial Senior Trust 5.50%, 11/1/2022	600,000	552,750

		3,513,105

HONG KONG — 0.2%
Hutchison Whampoa International 12 II, Ltd. 3.25%, 11/8/2022	500,000	498,006
Hutchison Whampoa International 12, Ltd. 6.00%, 5/7/2017 (a)	2,000,000	2,092,012

		2,590,018

INDIA — 0.1%
ONGC Videsh, Ltd. 3.25%, 7/15/2019	500,000	502,115
Reliance Holding USA, Inc. 4.50%, 10/19/2020	250,000	264,762
Vedanta Resources PLC 8.25%, 6/7/2021	500,000	290,173

		1,057,050

ISRAEL — 0.2%
Delek & Avner Tamar Bond, Ltd.:
4.44%, 12/30/2020 (c)	2,000,000	2,055,000
5.41%, 12/30/2025 (c)	400,000	402,500
Israel Electric Corp., Ltd.:
5.63%, 6/21/2018	1,000,000	1,053,080
Series 6, 5.00%, 11/12/2024 (c)	700,000	713,566

		4,224,146

Security Description	Principal Amount	Value

JAMAICA — 0.1%
Digicel Group, Ltd.:
7.13%, 4/1/2022	$1,300,000	$975,000
8.25%, 9/30/2020	1,000,000	825,000

		1,800,000

MEXICO — 1.0%
Banco Nacional de Comercio Exterior SNC 4.38%, 10/14/2025 (c)	1,200,000	1,185,000
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand 5.95%, 1/30/2024 (a)	2,000,000	2,050,000
BBVA Bancomer SA 5.35%, 11/12/2029 (a)	980,000	960,400
BBVA Bancomer SA / Grand Cayman 6.01%, 5/17/2022 (a)	1,850,000	1,833,812
Comision Federal de Electricidad 6.13%, 6/16/2045	1,200,000	1,101,000
Credito Real SAB de CV SOFOM ER 7.50%, 3/13/2019	200,000	198,000
Fermaca Enterprises S de RL de CV 6.38%, 3/30/2038	1,713,606	1,602,221
Grupo Bimbo SAB de CV 4.50%, 1/25/2022	600,000	614,846
Grupo Elektra SAB de CV 7.25%, 8/6/2018	900,000	801,000
Grupo Idesa SA de CV 7.88%, 12/18/2020	850,000	841,500
Grupo Posadas SAB de CV 7.88%, 6/30/2022 (c)	400,000	382,500
Mexichem SAB de CV 5.88%, 9/17/2044	1,000,000	837,500
Mexico Generadora de Energia S de rl 5.50%, 12/6/2032	2,226,952	1,981,987
Petroleos Mexicanos:
5.50%, 1/21/2021	1,500,000	1,518,365
6.38%, 1/23/2045	1,000,000	849,026
Sixsigma Networks Mexico SA de CV 8.25%, 11/7/2021	200,000	191,000
TV Azteca SAB de CV:
7.50%, 5/25/2018	600,000	408,000
7.63%, 9/18/2020	600,000	349,500
Unifin Financiera SAPI de CV SOFOM ENR 6.25%, 7/22/2019	400,000	368,000

		18,073,657

NETHERLANDS — 0.0% (d)
Ajecorp B.V. 6.50%, 5/14/2022	150,000	63,750

See accompanying notes to financial statements.

State Street DoubleLine Total Return Tactical Portfolio

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

PANAMA — 0.4%
Aeropuerto Internacional de Tocumen SA 5.75%, 10/9/2023	$1,000,000	$1,031,000
ENA Norte Trust 4.95%, 4/25/2028	2,693,801	2,745,309
Global Bank Corp.:
4.75%, 10/5/2017	1,000,000	1,005,525
5.13%, 10/30/2019 (c)	200,000	198,000
5.13%, 10/30/2019	2,300,000	2,277,000

		7,256,834

PARAGUAY — 0.2%
Banco Continental SAECA 8.88%, 10/15/2017	1,373,000	1,397,028
Banco Regional SAECA 8.13%, 1/24/2019	550,000	559,625
Telefonica Celular del Paraguay SA 6.75%, 12/13/2022	1,500,000	1,368,750

		3,325,403

PERU — 1.0%
Abengoa Transmision Sur SA:
6.88%, 4/30/2043	2,000,000	2,075,000
6.88%, 4/30/2043 (c)	500,000	518,750
Banco de Credito del Peru 6.13%, 4/24/2027 (a)	2,000,000	2,090,000
Banco Internacional del Peru SAA Interbank 6.63%, 3/19/2029 (a)	2,500,000	2,512,500
BBVA Banco Continental SA 5.25%, 9/22/2029 (a)	500,000	485,000
Cia Minera Ares SAC 7.75%, 1/23/2021	1,000,000	932,500
Corp. Azucarera del Peru SA 6.38%, 8/2/2022	300,000	246,000
Corp. Financiera de Desarrollo SA:
3.25%, 7/15/2019 (c)	1,000,000	996,250
3.25%, 7/15/2019	1,000,000	996,250
5.25%, 7/15/2029 (a)	500,000	491,250
Inkia Energy, Ltd.:
8.38%, 4/4/2021	200,000	194,800
8.38%, 4/4/2021 (c)	200,000	194,800
Intercorp Peru, Ltd. 5.88%, 2/12/2025	600,000	571,500
Lima Metro Line 2 Finance, Ltd. 5.88%, 7/5/2034	500,000	485,000
Minsur SA 6.25%, 2/7/2024	400,000	368,000
Peru Enhanced Pass-Through Finance, Ltd. Zero Coupon, 6/2/2025	1,100,000	834,339
Southern Copper Corp. 5.88%, 4/23/2045	1,200,000	927,306
Union Andina de Cementos SAA 5.88%, 10/30/2021	1,246,000	1,202,390
Volcan Cia Minera SAA 5.38%, 2/2/2022	1,800,000	1,143,000

		17,264,635

QATAR — 0.0% (d)
Ras Laffan Liquefied Natural Gas Co., Ltd. II 5.30%, 9/30/2020	472,590	501,357

Security Description	Principal Amount	Value

SINGAPORE — 0.3%
Oversea-Chinese Banking Corp., Ltd. 4.00%, 10/15/2024 (a)	$3,000,000	$3,052,065
United Overseas Bank, Ltd. 3.75%, 9/19/2024 (a)	3,000,000	3,028,008

		6,080,073

UNITED STATES — 6.9%
21st Century Fox America, Inc. 3.00%, 9/15/2022	1,675,000	1,653,317
AbbVie, Inc. 3.20%, 11/6/2022	1,800,000	1,777,466
Actavis Funding SCS 3.85%, 6/15/2024	1,725,000	1,727,964
Activision Blizzard, Inc. 5.63%, 9/15/2021 (c)	1,043,000	1,092,543
Air Medical Merger Sub Corp. 6.38%, 5/15/2023 (c)	785,000	698,650
Alere, Inc. 6.50%, 6/15/2020	1,100,000	1,056,000
Amazon.com, Inc. 2.60%, 12/5/2019	1,825,000	1,846,344
American Axle & Manufacturing, Inc. 6.63%, 10/15/2022	1,155,000	1,209,862
American Express Credit Corp. Series MTN, 1.80%, 7/31/2018	1,820,000	1,813,406
Anthem, Inc. 3.30%, 1/15/2023	1,830,000	1,787,683
Apache Corp. 4.75%, 4/15/2043	1,420,000	1,222,013
Apple, Inc. 4.38%, 5/13/2045	1,755,000	1,765,054
AT&T, Inc. 3.40%, 5/15/2025	1,855,000	1,774,873
Audatex North America, Inc. 6.00%, 6/15/2021 (c)	880,000	886,600
Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 5.50%, 4/1/2023	1,120,000	1,122,800
Bank of America Corp. 2.00%, 1/11/2018	1,793,000	1,788,944
Baxalta, Inc. 5.25%, 6/23/2045 (c)	1,620,000	1,622,371
BB&T Corp. Series MTN, 2.45%, 1/15/2020	1,755,000	1,757,605
Berry Plastics Corp. 5.50%, 5/15/2022	585,000	582,806
Burlington Northern Santa Fe LLC 3.40%, 9/1/2024	1,790,000	1,785,192
Caterpillar, Inc. 3.40%, 5/15/2024	1,825,000	1,839,770
CCO Holdings LLC / CCO Holdings Capital Corp.:
5.13%, 5/1/2023 (c)	250,000	250,000
5.25%, 9/30/2022	1,210,000	1,222,100
CDW LLC / CDW Finance Corp. 6.00%, 8/15/2022	257,000	271,135

See accompanying notes to financial statements.

State Street DoubleLine Total Return Tactical Portfolio

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

Cequel Communications Holdings I LLC / Cequel Capital Corp. 6.38%, 9/15/2020 (c)	$1,135,000	$1,109,462
Chevron Corp.:
1.37%, 3/2/2018	848,000	839,744
1.79%, 11/16/2018	516,000	512,206
Cisco Systems, Inc. 3.50%, 6/15/2025	1,685,000	1,736,273
Citigroup, Inc. 3.30%, 4/27/2025	1,825,000	1,786,771
Comcast Corp. 4.40%, 8/15/2035	1,610,000	1,624,479
CommScope, Inc. 5.00%, 6/15/2021 (c)	1,110,000	1,064,213
CSC Holdings LLC 6.75%, 11/15/2021	507,000	498,128
Dollar Tree, Inc. 5.75%, 3/1/2023 (c)	1,045,000	1,081,575
Dow Chemical Co. 3.00%, 11/15/2022	1,905,000	1,829,650
Duke Energy Corp. 3.75%, 4/15/2024	1,835,000	1,853,324
Energy Transfer Partners L.P. 4.75%, 1/15/2026	1,420,000	1,217,538
Enterprise Products Operating LLC 3.75%, 2/15/2025	1,495,000	1,356,750
EP Energy LLC / Everest Acquisition Finance, Inc. 9.38%, 5/1/2020	535,000	341,063
First Data Corp. 5.75%, 1/15/2024 (c)	1,105,000	1,088,425
Freeport-McMoRan, Inc.:
3.88%, 3/15/2023	800,000	456,000
4.00%, 11/14/2021	700,000	420,000
5.45%, 3/15/2043	300,000	156,000
Frontier Communications Corp. 10.50%, 9/15/2022 (c)	705,000	702,356
Gates Global LLC / Gates Global Co. 6.00%, 7/15/2022 (c)	1,041,000	749,520
GE Capital International Funding Co. 0.96%, 4/15/2016 (c)	1,980,000	1,980,893
General Motors Financial Co., Inc. 3.20%, 7/13/2020	1,800,000	1,770,075
Georgia-Pacific LLC 3.60%, 3/1/2025 (c)	1,788,000	1,766,732
Goldman Sachs Group, Inc. 2.60%, 4/23/2020	1,795,000	1,789,115
Goodyear Tire & Rubber Co 7.00%, 5/15/2022	705,000	755,231
HCA, Inc. 4.25%, 10/15/2019	1,095,000	1,116,900
HD Supply, Inc. 7.50%, 7/15/2020	770,000	800,800
Hewlett Packard Enterprise Co. 3.60%, 10/15/2020 (c)	1,725,000	1,726,388
Home Depot, Inc. 3.35%, 9/15/2025	1,746,000	1,786,471
Icahn Enterprises L.P. / Icahn Enterprises Finance Corp. 4.88%, 3/15/2019	500,000	495,500

JPMorgan Chase & Co. Series MTN, 1.35%, 2/15/2017	1,780,000	1,775,413
Kindred Healthcare, Inc. 8.00%, 1/15/2020	1,190,000	1,112,650
Kraft Heinz Foods Co. 2.80%, 7/2/2020 (c)	1,790,000	1,778,715
Laboratory Corp. of America Holdings 3.60%, 2/1/2025	1,400,000	1,349,830
Level 3 Communications, Inc. 5.75%, 12/1/2022	1,071,000	1,095,098
Levi Strauss & Co. 5.00%, 5/1/2025	1,115,000	1,109,425
LifePoint Health, Inc. 5.50%, 12/1/2021	1,088,000	1,107,040
Memorial Production Partners L.P. / Memorial Production Finance Corp. 6.88%, 8/1/2022	1,495,000	448,500
MetLife, Inc. 3.60%, 4/10/2024	1,780,000	1,808,554
Morgan Stanley 2.65%, 1/27/2020	1,765,000	1,757,514
National Rural Utilities Cooperative Finance Corp. 2.30%, 11/1/2020	1,560,000	1,531,834
NCL Corp., Ltd. 5.25%, 11/15/2019 (c)	1,090,000	1,113,849
Oracle Corp.:
2.25%, 10/8/2019	1,450,000	1,460,419
2.38%, 1/15/2019	380,000	385,185
Platform Specialty Products Corp. 6.50%, 2/1/2022 (c)	829,000	717,085
Quintiles Transnational Corp. 4.88%, 5/15/2023 (c)	1,125,000	1,130,625
Regal Entertainment Group 5.75%, 3/15/2022	1,085,000	1,085,000
Revlon Consumer Products Corp. 5.75%, 2/15/2021	1,245,000	1,204,537
Reynolds American, Inc. 4.00%, 6/12/2022	1,785,000	1,853,215
Sally Holdings LLC / Sally Capital, Inc. 5.75%, 6/1/2022	1,070,000	1,107,450
SBA Communications Corp. 5.63%, 10/1/2019	1,050,000	1,094,625
Scientific Games International, Inc. 7.00%, 1/1/2022 (c)	1,130,000	1,079,150
Select Medical Corp. 6.38%, 6/1/2021	1,345,000	1,176,875
Service Corp. International/US 5.38%, 1/15/2022	1,065,000	1,110,262
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc. 6.38%, 5/1/2022 (c)	1,240,000	1,054,000
Simon Property Group L.P. 5.65%, 2/1/2020	1,590,000	1,778,164
Sinclair Television Group, Inc. 5.63%, 8/1/2024 (c)	1,100,000	1,069,750

See accompanying notes to financial statements.

State Street DoubleLine Total Return Tactical Portfolio

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

Southern Co. 2.45%, 9/1/2018	$1,790,000	$1,793,448
Southern Star Central Corp. 5.13%, 7/15/2022 (c)	325,000	268,125
Station Casinos LLC 7.50%, 3/1/2021	1,040,000	1,060,800
Tesoro Logistics L.P. / Tesoro Logistics Finance Corp. 6.25%, 10/15/2022 (c)	1,055,000	999,613
Thermo Fisher Scientific, Inc. 3.30%, 2/15/2022	1,840,000	1,841,367
TIAA Asset Management Finance Co. LLC 4.13%, 11/1/2024 (c)	1,875,000	1,881,369
Time Warner, Inc. 4.88%, 3/15/2020	1,680,000	1,813,828
TransDigm, Inc. 6.00%, 7/15/2022	1,090,000	1,065,475
Tribune Media Co. 5.88%, 7/15/2022 (c)	680,000	680,000
Tyson Foods, Inc. 3.95%, 8/15/2024	1,620,000	1,657,649
Ultra Petroleum Corp.:
5.75%, 12/15/2018 (c)	1,330,000	319,200
6.13%, 10/1/2024 (c)	145,000	32,988
United Rentals North America, Inc. 7.63%, 4/15/2022	1,135,000	1,212,974
United Technologies Corp. 3.10%, 6/1/2022	1,785,000	1,815,629
Verizon Communications, Inc. 3.50%, 11/1/2024	1,875,000	1,843,332
Viking Cruises, Ltd. 8.50%, 10/15/2022 (c)	705,000	667,988
Waste Management, Inc. 3.13%, 3/1/2025	1,455,000	1,412,967
Wells Fargo & Co. Series MTN, 3.55%, 9/29/2025	1,815,000	1,828,993

		122,456,589

TOTAL CORPORATE BONDS & NOTES (Cost $252,315,750)		241,155,084

FOREIGN GOVERNMENT OBLIGATIONS — 1.2%
COLOMBIA — 0.3%
Colombia Government International Bond 4.38%, 7/12/2021	5,000,000	5,037,676

COSTA RICA — 0.1%
Banco de Costa Rica 5.25%, 8/12/2018	650,000	651,625
Instituto Costarricense de Electricidad 6.95%, 11/10/2021	400,000	398,500

		1,050,125

MEXICO — 0.2%
Mexico Government International Bond:
5.63%, 1/15/2017	1,736,000	1,807,654

3.50%, 1/21/2021	2,800,000	2,847,987

		4,655,641

PANAMA — 0.4%
Banco Latinoamericano de Comercio Exterior SA:
3.25%, 5/7/2020	500,000	492,500
3.25%, 5/7/2020 (c)	1,500,000	1,477,500
Panama Government International Bond 5.20%, 1/30/2020	5,000,000	5,433,309

		7,403,309

PERU — 0.2%
Fondo MIVIVIENDA SA 3.38%, 4/2/2019	1,500,000	1,496,250
Peruvian Government International Bond 4.13%, 8/25/2027	2,000,000	1,974,291

		3,470,541

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $21,941,766)		21,617,292

SENIOR FLOATING RATE LOANS — 4.0%
AEROSPACE & DEFENSE — 0.1%
BE Aerospace, Inc. Senior Secured Term Loan B, 1.00%, 12/16/2021	799,357	800,157

AUTO COMPONENTS — 0.0% (d)
Federal-Mogul Holdings Corp. Senior Secured Term Loan C, 1.00%, 4/15/2021	672,305	595,830

BUILDING PRODUCTS — 0.1%
Builders FirstSource, Inc. Senior Secured Term Loan B, 1.00%, 7/31/2022	404,072	400,536

Jeld-Wen Inc. Senior Secured Term Loan, 1.00%, 7/1/2022	798,425	786,948

		1,187,484

CAPITAL MARKETS — 0.2%
Duff & Phelps Investment Management Co. Senior Secured Term Loan B1, 1.00%, 4/23/2020	846,871	830,641
Grosvenor Capital Management Holdings LP Senior Secured Term Loan B, 1.00%, 1/4/2021	792,747	767,644
Guggenheim Partners LLC Senior Secured Term Loan, 1.00%, 7/22/2020	789,803	785,195
RCS Capital Corporation Senior Secured 1st Lien Term Loan, 1.00%, 4/29/2019	676,345	571,511

		2,954,991

See accompanying notes to financial statements.

State Street DoubleLine Total Return Tactical Portfolio

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

CHEMICALS — 0.2%
AZ Chem US Inc. Senior Secured 1st Lien Term Loan, 1.00%, 6/12/2021	$643,329	$642,123
Klockner-Pentaplast of America, Inc. Senior Secured Term Loan, 1.00%, 4/28/2020	773,776	768,337
MacDermid, Inc. Senior Secured Term Loan B2, 1.00%, 6/7/2020	533,546	517,443
PolyOne Corporation Senior Secured Term Loan B, 1.00%, 11/11/2022	715,000	716,566

		2,644,469

COMMERCIAL SERVICES & SUPPLIES — 0.3%
Allied Security Holdings LLC Senior Secured 1st Lien Term Loan, 1.00%, 2/12/2021	921,386	898,352
Asurion LLC:
Senior Secured Term Loan B1, 1.00%, 5/24/2019	720,262	676,823
Senior Secured Term Loan B4, 1.00%, 8/4/2022	597,000	547,449
Dealer Tire, LLC Senior Secured Term Loan B, 1.00%, 12/22/2021	817,935	819,979
Prime Security Services Borrower, LLC Senior Secured 1st Lien Term Loan, 1.00%, 7/1/2021	718,200	705,854
USAGM HoldCo LLC Senior Secured Term Loan, 1.00%, 7/28/2022	1,225,000	1,172,938

		4,821,395

CONSTRUCTION & ENGINEERING — 0.0% (d)
Summit Materials Companies I, LLC Senior Secured Term Loan B, 1.00%, 7/17/2022	801,598	792,580

CONTAINERS & PACKAGING — 0.2%
Ardagh Holdings USA, Inc. Senior Secured Term Loan, 1.00%, 12/17/2019	808,167	796,651
Coveris Holdings S.A. Senior Secured Term Loan B1, 1.00%, 5/8/2019	818,112	796,636
KP Germany Erste GmbH Senior Secured 1st Lien Term Loan, 1.00%, 4/28/2020	330,674	328,349
Reynolds Group Holdings, Inc. Senior Secured Dollar Term Loan, 1.00%, 12/1/2018	789,671	783,338
Signode Industrial Group US, Inc. Senior Secured Term Loan B, 1.00%, 5/1/2021	791,021	764,653

		3,469,627

DISTRIBUTORS — 0.1%
American Tire Distributors Holdings, Inc. Senior Secured Term Loan, 1.00%, 9/1/2021	836,552	825,401

DIVERSIFIED CONSUMER SERVICES — 0.0% (d)
Nord Anglia Education Finance LLC Senior Secured Term Loan, 1.00%, 3/31/2021	803,532	787,461

DIVERSIFIED FINANCIAL SERVICES — 0.1% (d)
AlixPartners LLP Senior Secured Term Loan B, 1.00%, 7/28/2022	798,000	793,515

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.1%
Level 3 Financing, Inc. Senior Secured Term Loan B2, 1.00%, 5/31/2022	670,000	660,787
Virgin Media Investment Holdings, Ltd. Senior Secured Term Loan F, 1.00%, 6/30/2023	675,000	661,976

		1,322,763

ELECTRIC UTILITIES — 0.1%
EFS Cogen Holdings I LLC Senior Secured Term Loan B, 1.00%, 12/17/2020	777,227	753,910
Southeast PowerGen LLC Senior Secured Term Loan B, 1.00%, 12/2/2021	796,821	794,829
TPF II Power LLC Senior Secured Term Loan B, 1.00%, 10/2/2021	782,111	768,424

		2,317,163

ELECTRICAL EQUIPMENT — 0.0% (d)
Gates Global, Inc. Senior Secured Term Loan B, 1.00%, 7/5/2021	282,302	265,564

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.1%
Allflex Holdings III, Inc. Senior Secured 1st Lien Term Loan, 1.00%, 7/20/2020	812,763	799,214

FOOD & STAPLES RETAILING — 0.1%
Albertsons LLC Senior Secured Term Loan B4, 1.00%, 8/25/2021	803,872	798,450

FOOD PRODUCTS — 0.2%
B&G Foods, Inc. Senior Secured Term Loan B, 1.00%, 11/2/2022	790,000	790,739
Candy Intermediate Holdings, Inc. Senior Secured Term Loan, 1.00%, 6/18/2018	805,134	802,115
Charger Opco BV Senior Secured Term Loan B1, 1.00%, 7/2/2022	692,541	690,810

See accompanying notes to financial statements.

State Street DoubleLine Total Return Tactical Portfolio

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

CSM Bakery Solutions LLC Senior Secured 1st Lien Term Loan, 1.00%, 7/3/2020	$809,800	$792,591
Hostess Brands LLC Senior Secured 1st Lien Term Loan, 1.00%, 8/3/2022	837,900	835,805

		3,912,060

HEALTH CARE EQUIPMENT & SUPPLIES — 0.1%
Alere, Inc. Senior Secured Term Loan B, 1.00%, 6/18/2022	806,071	800,615
National Vision, Inc. Senior Secured 1st Lien Term Loan, 1.00%, 3/12/2021	686,784	661,888

		1,462,503

HEALTH CARE PROVIDERS & SERVICES — 0.3%
Air Medical Group Holdings, Inc. Senior Secured Term Loan B, 1.00%, 4/28/2022	816,499	792,518
American Renal Holdings Inc. Senior Secured 1st Lien Term Loan, 1.00%, 9/20/2019	812,609	800,420
Envision Healthcare Corp. Senior Secured Term Loan B2, 1.00%, 10/28/2022	720,000	716,940
Surgery Center Holdings, Inc. Senior Secured 1st Lien Term Loan, 1.00%, 11/3/2020	567,136	561,935
Team Health, Inc. Senior Secured Term Loan B, 1.00%, 11/23/2022	725,000	723,869
U.S. Renal Care, Inc.:
Senior Secured Term Loan, 1.00%, 7/3/2019	548,531	546,817
Senior Secured Term Loan B, 1.00%, 12/31/2022	780,000	775,125

		4,917,624

HOTELS, RESTAURANTS & LEISURE — 0.3%
Burger King 1011778 B.C. Unlimited Liability Co. Senior Secured Term Loan B2, 1.00%, 12/10/2021	806,493	800,444
Eldorado Resorts LLC Senior Secured Term Loan B, 1.00%, 7/23/2022	808,675	803,956
Four Seasons Holdings, Inc. Senior Secured 1st Lien Term Loan, 1.00%, 6/27/2020	796,303	783,693
Hilton Worldwide Finance LLC Senior Secured Term Loan B2, 1.00%, 10/26/2020	858,067	857,578
Scientific Games International, Inc. Senior Secured Term Loan B2, 1.00%, 10/1/2021	850,687	778,226
Station Casinos LLC Senior Secured Term Loan B, 1.00%, 3/2/2020	791,175	777,084

Travelport Finance (Luxembourg) S.A.R.L. Senior Secured Term Loan B, 1.00%, 9/2/2021	790,762	775,813

		5,576,794

HOUSEHOLD DURABLES — 0.1%
Serta Simmons Holdings LLC Senior Secured Term Loan, 1.00%, 10/1/2019	795,000	791,311
Spin Holdco Inc. Senior Secured Term Loan B, 1.00%, 11/14/2019	811,512	781,689

		1,573,000

HOUSEHOLD PRODUCTS — 0.0% (d)
KIK Custom Products, Inc. Senior Secured Term Loan B, 1.00%, 8/26/2022	802,988	781,909

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.0% (d)
Calpine Corporation Senior Secured Term Loan B5, 1.00%, 5/27/2022	826,786	790,614

INSURANCE — 0.1%
National Financial Partners Corp. Senior Secured Term Loan B, 1.00%, 7/1/2020	269,252	259,379
York Risk Services Holding Corp. Senior Secured Term Loan B, 1.00%, 10/1/2021	802,967	761,313

		1,020,692

INTERNET SOFTWARE & SERVICES — 0.0% (d)
Match Group Inc. Senior Secured Term Loan B1, 1.00%, 11/16/2022	500,000	495,000

IT SERVICES — 0.0% (d)
First Data Corp. Senior Secured Extended Term Loan, 1.00%, 3/24/2018	670,000	662,416

LIFE SCIENCES TOOLS & SERVICES — 0.0% (d)
Jaguar Holding Company II Senior Secured Term Loan B, 1.00%, 8/18/2022	627,099	611,030

MACHINERY — 0.2%
Crosby US Acquisition Corp. Senior Secured 1st Lien Term Loan, 1.00%, 11/23/2020	1,492,386	1,178,985
Filtration Group Corp. Senior Secured 1st Lien Term Loan, 1.00%, 11/21/2020	848,666	827,097
Hillman Group Inc. (The) Senior Secured Term Loan B, 1.00%, 6/30/2021	666,855	646,436

		2,652,518

See accompanying notes to financial statements.

State Street DoubleLine Total Return Tactical Portfolio

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

MEDIA — 0.3%
CCO Safari III LLC Senior Secured Term Loan I, 1.00%, 1/24/2023	$715,000	$715,300
Emerald Expositions Holding, Inc. Senior Secured Term Loan B, 1.00%, 6/17/2020	836,841	825,682
Live Nation Entertainment, Inc. Senior Secured Term Loan B1, 1.00%, 8/16/2020	787,788	787,048
MGOC, Inc. Senior Secured Term Loan B, 1.00%, 7/31/2020	791,508	783,593
Neptune Finco Corp. Senior Secured Term Loan B, 1.00%, 10/9/2022	710,000	710,224
TWCC Holding Corp. Senior Secured Term Loan B1, 1.00%, 2/11/2020	744,375	744,773
Univision Communications, Inc. Senior Secured Term Loan C3, 1.00%, 3/1/2020	781,156	765,674

		5,332,294

MULTILINE RETAIL — 0.0% (d)
Neiman Marcus Group, Inc. Senior Secured Term Loan, 1.00%, 10/25/2020	830,794	737,761

OIL, GAS & CONSUMABLE FUELS — 0.0% (d)
Energy Transfer Equity L.P. Senior Secured Term Loan, 1.00%, 12/2/2019	739,118	668,284

PERSONAL PRODUCTS — 0.1%
Galleria Co. Senior Secured Term Loan B, 1.00%, 10/22/2022	680,000	676,179
Prestige Brands, Inc. Senior Secured Term Loan B3, 1.00%, 9/3/2021	664,779	662,150

		1,338,329

PHARMACEUTICALS (d) — 0.1%
Endo Luxembourg Finance Company I S.a r.l. Senior Secured Term Loan B, 1.00%, 9/26/2022	740,000	731,675
Valeant Pharmaceuticals International Senior Secured Term Loan B F1, 1.00%, 4/1/2022	572,118	551,736

		1,283,411

PROFESSIONAL SERVICES (d) — 0.0%
TransUnion LLC Senior Secured Term Loan B2, 1.00%, 4/9/2021	791,537	770,759

REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.1%
Capital Automotive L.P. Senior Secured Term Loan B, 1.00%, 4/10/2019	794,705	795,202

ROAD & RAIL — 0.0%
PODS LLC Senior Secured 1st Lien Term Loan, 1.00%, 2/2/2022	802,068	792,043

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.1%
Avago Technologies, Ltd. Senior Secured Term Loan B, 1.00%, 11/11/2022	720,000	713,758
Microsemi Corp. Senior Secured Term Loan B, 1.00%, 1/15/2023	450,000	443,025
NXP B.V. Senior Secured Term Loan B, 1.00%, 12/7/2020	795,000	793,211

		1,949,994

SOFTWARE — 0.1%
BMC Software Finance, Inc. Senior Secured Term Loan, 1.00%, 9/10/2020	959,355	793,521
Informatica Corp. Senior Secured Term Loan, 1.00%, 8/5/2022	334,163	322,527
Mitchell International, Inc. Senior Secured 2nd Lien Term Loan, 1.00%, 10/11/2021	280,000	268,568
Sophia L.P. Senior Secured Term Loan B, 1.00%, 9/30/2022	803,450	795,415

		2,180,031

SPECIALTY RETAIL — 0.1%
Michaels Stores, Inc. Senior Secured Term Loan B2, 1.00%, 1/28/2020	656,907	653,895
Party City Holdings Inc. Senior Secured Term Loan B, 1.00%, 8/19/2022	718,200	699,049

		1,352,944

TRADING COMPANIES & DISTRIBUTORS — 0.1%
North American Lifting Holdings, Inc. Senior Secured 1st Lien Term Loan, 1.00%, 11/27/2020	1,488,620	1,094,136
Solenis International LP Senior Secured 1st Lien Term Loan, 1.00%, 7/31/2021	686,775	662,312
Univar, Inc. Senior Secured Term Loan, 1.00%, 7/1/2022	798,250	774,522

		2,530,970

WIRELESS TELECOMMUNICATION SERVICES — 0.0% (d)
T-Mobile USA, Inc. Senior Secured Term Loan B, 1.00%, 11/9/2022	715,000	715,894

TOTAL SENIOR FLOATING RATE LOANS (Cost $72,111,942)		70,080,140

See accompanying notes to financial statements.

State Street DoubleLine Total Return Tactical Portfolio

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

COMMERCIAL MORTGAGE BACKED SECURITIES — 20.7%
Ajax Mortgage Loan Trust 2015-B Series 2015-B, Class A, 3.88%, 7/25/2060 (b) (c)	$7,798,009	$7,767,710
ALM VII, Ltd. Series 2012-7A, Class A1, 1.74%, 10/19/2024 (a) (c)	2,500,000	2,461,750
Alternative Loan Trust 2005-79CB 5.50%, 1/25/2036	14,284,552	12,902,435
Alternative Loan Trust 2006-24CB Series 2006-24CB, Class A9, 6.00%, 6/25/2036	6,646,402	6,048,244
Alternative Loan Trust 2007-11T1 Series 2007-11T1, Class A21, 6.00%, 5/25/2037	2,665,897	2,283,699
Anchorage Capital CLO 5, Ltd. Series 2014-5A, Class A, 1.92%, 10/15/2026 (a) (c)	2,500,000	2,486,250
Atrium V Series 5A, Class A4, 0.76%, 7/20/2020 (a) (c)	1,000,000	967,000
AVANT Loans Funding Trust 2015-A Series 2015-A, Class A, 4.00%, 8/16/2021 (c)	2,939,232	2,910,759
BAMLL Commercial Mortgage Securities Trust 2015-200P Series 2015-200P, Class XA, 0.38%, 4/14/2033 (a) (c)	30,000,000	951,000
BAMLL Re-REMIC Trust 2011-07C1 Series 2011-07C1, Class A3B, 5.38%, 12/15/2016 (c)	550,000	559,557
Banc of America Alternative Loan Trust 2005-7 Series 2005-7, Class 2CB1, 6.00%, 8/25/2035	15,247,508	14,784,774
Banc of America Commercial Mortgage Trust 2006-6 Series 2006-6, Class AM, 5.39%, 10/10/2045	500,000	512,684
Banc of America Commercial Mortgage Trust 2015-UBS7 Series 2015-UBS7, Class C, 4.37%, 9/15/2048 (a)	945,000	897,897
Banc of America Funding 2005-5 Trust Series 2005-5, Class 2A1, 5.50%, 9/25/2035	2,425,180	2,554,034
Banc of America Funding 2006 8T2 Trust Series 2006-8T2, Class A4, 5.83%, 10/25/2036 (b)	7,237,444	6,032,687
Banc of America Funding 2007-5 Trust Series 2007-5, Class CA1, 6.00%, 7/25/2037	9,787,651	7,533,349

Banc of America Funding 2010-R5 Trust Series 2010-R5, Class 1A3, 6.00%, 10/26/2037 (c)	5,957,928	5,008,019
BBCMS Trust 2015-STP Series 2015-STP, Class D, 4.28%, 9/10/2028 (a) (c)	1,750,000	1,706,750
BCAP LLC 2012-RR1 Trust Series 2012-RR1, Class 3A4, 5.99%, 10/26/2035 (a) (c)	6,975,232	6,035,733
Bear Stearns ALT-A Trust 2006-1 Series 2006-1, Class 21A2, 2.58%, 2/25/2036 (a)	5,475,725	3,969,853
Bear Stearns Commercial Mortgage Securities Trust 2007-PWR15 Series 2007-PW15, Class AM, 5.36%, 2/11/2044	1,500,000	1,528,057
BlueMountain CLO 2012-2, Ltd. Series 2012-2A, Class A1, 1.78%, 11/20/2024 (a) (c)	2,500,000	2,494,500
BlueMountain CLO 2013-4, Ltd. Series 2013-4A, Class A, 1.82%, 4/15/2025 (a) (c)	2,500,000	2,488,000
BlueMountain CLO 2015-1, Ltd. Series 2015-1A, Class A2, 2.57%, 4/13/2027 (a) (c)	1,800,000	1,771,560
BlueMountain CLO 2015-2, Ltd. Series 2015-2A, Class D, 3.83%, 7/18/2027 (a) (c)	750,000	678,975
BlueMountain CLO 2015-3, Ltd.:
Series 2015-3A, Class B, 3.43%, 10/20/2027 (a) (c)	2,500,000	2,433,000
Series 2015-3A, Class C, 3.88%, 10/20/2027 (a) (c)	2,500,000	2,264,000
BXHTL 2015-JWRZ Mortgage Trust Series 2015-JWRZ, Class A, 1.56%, 5/15/2029 (a) (c)	1,500,000	1,486,363
CD 2007-CD5 Mortgage Trust Series 2007-CD5, Class AJA, 6.12%, 11/15/2044 (a)	800,000	831,197
Cent CLO 21, Ltd. Series 2014-21A, Class A1A, 1.81%, 7/27/2026 (a) (c)	2,500,000	2,473,250
CHL Mortgage Pass-Through Trust 2005-HYB8 Series 2005-HYB8, Class 4A1, 2.75%, 12/20/2035 (a)	16,583,695	14,605,960
CHL Mortgage Pass-Through Trust 2005-J2 Series 2005-J2, Class 3A14, 5.50%, 8/25/2035	2,316,630	2,125,876
CHL Mortgage Pass-Through Trust 2007-HY1 Series 2007-HY1, Class 1A1, 2.63%, 4/25/2037 (a)	2,592,842	2,432,369
Citigroup Commercial Mortgage Trust 2007-C6:
Series 2007-C6, Class AM, 5.71%, 12/10/2049 (a)	800,000	817,466

See accompanying notes to financial statements.

State Street DoubleLine Total Return Tactical Portfolio

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

Series 2007-C6, Class AMFX, 5.90%, 12/10/2049 (a) (c)	$750,000	$764,507
Citigroup Commercial Mortgage Trust 2015-GC27 Series 2015-GC27, Class D, 4.43%, 2/10/2048 (a) (c)	943,700	735,644
Citigroup Commercial Mortgage Trust 2015-GC31 Series 2015-GC31, Class C, 4.07%, 6/10/2048 (a)	1,500,000	1,399,965
Citigroup Commercial Mortgage Trust 2015-GC33 Series 2015-GC33, Class C, 4.57%, 9/10/2058	1,500,000	1,404,966
Citigroup Commercial Mortgage Trust 2015-GC35 4.65%, 11/10/2048	1,435,000	1,372,987
Citigroup Mortgage Loan Trust 2007-AR5 Series 2007-AR5, Class 1A2A, 2.86%, 4/25/2037 (a)	5,086,971	4,612,081
Citigroup Mortgage Loan Trust 2009-7 Series 2009-7, Class 3A2, 6.00%, 7/25/2036 (c)	6,508,943	4,141,384
CitiMortgage Alternative Loan Trust Series 2007-A1 Series 2007-A1, Class 1A7, 6.00%, 1/25/2037	13,122,201	11,315,308
Colony Mortgage Capital Series 2015-FL3, Ltd. Series 2015-FL3, Class A, 2.22%, 9/5/2032 (a) (c)	1,600,000	1,593,440
ColumbusNova CLO, Ltd. 2006-I Series 2006-1A, Class A, 0.58%, 7/18/2018 (a) (c)	613,414	612,249
COMM 2014-KYO Mortgage Trust Series 2014-KYO, Class F, 3.92%, 6/11/2027 (a) (c)	750,000	742,177
COMM 2015-CCRE22 Mortgage Trust:
Series 2015-CR22, Class D, 4.13%, 3/10/2048 (a) (c)	1,500,000	1,175,285
Series 2015-CR22, Class XA, 1.03%, 3/10/2048 (a)	10,944,060	676,567
COMM 2015-CCRE23 Mortgage Trust Series 2015-CR23, Class D, 4.26%, 5/10/2048 (a)	900,000	698,507
COMM 2015-CCRE26 Mortgage Trust:
Series 2015-CR26, Class B, 4.50%, 10/10/2048 (a)	1,600,000	1,633,727
Series 2015-CR26, Class XA, 1.07%, 10/10/2048 (a)	22,876,662	1,642,535
COMM 2015-DC1 Mortgage Trust:
Series 2015-DC1, Class D, 4.35%, 2/10/2048 (a) (c)	750,000	610,939
Series 2015-DC1, Class XA, 1.19%, 2/10/2048 (a)	9,211,336	657,180

COMM 2015-LC19 Mortgage Trust Series 2015-LC19, Class D, 2.87%, 2/10/2048 (c)	1,200,000	892,915
COMM 2015-LC21 Mortgage Trust Series 2015-LC21, Class C, 4.31%, 7/10/2048 (a)	968,000	885,049
Commercial Mortgage Trust 2007-GG11:
Series 2007-GG11, Class AJ, 6.05%, 12/10/2049 (a)	3,000,000	3,041,653
Series 2007-GG11, Class AM, 5.87%, 12/10/2049 (a)	225,000	233,733
Countrywide Commercial Mortgage Trust 2007-MF1 Series 2007-MF1, Class A, 6.07%, 11/12/2043 (a) (c)	898,950	920,256
Credit Suisse Commercial Mortgage Trust Series 2007-C4 Series 2007-C4, Class A1AM, 5.95%, 9/15/2039 (a)	1,500,000	1,570,004
Credit Suisse Commercial Mortgage Trust Series 2008-C1 Series 2008-C1, Class AM, 6.07%, 2/15/2041 (a) (c)	1,700,000	1,799,709
Csail 2015-C2 Commercial Mortgage Trust Series 2015-C2, Class AS, 3.85%, 6/15/2057	900,000	888,365
CSMC 2015-RPL1 Trust Series 2015-RPL1, Class A1, 3.63%, 2/25/2057 (b) (c)	4,650,506	4,547,808
CSMC Mortgage-Backed Trust 2006-7 Series 2006-7, Class 7A7, 6.00%, 8/25/2036	4,633,195	4,224,532
CSMC Mortgage-Backed Trust 2006-8 Series 2006-8, Class 4A1, 6.50%, 10/25/2021	9,370,836	7,898,623
CSMC Trust 2013-6 Series 2013-6, Class 1A1, 2.50%, 7/25/2028 (a) (c)	3,698,592	3,663,052
CSMC Trust 2015-SAND Series 2015-SAND, Class D, 3.18%, 8/15/2030 (a) (c)	1,550,000	1,531,772
CSMLT 2015-2 Trust Series 2015-2, Class A7, 3.50%, 8/25/2045 (a) (c)	7,554,230	7,548,330
Galaxy XV CLO, Ltd. Series 2013-15A, Class A, 1.57%, 4/15/2025 (a) (c)	2,500,000	2,468,750
Galaxy XVIII CLO, Ltd. Series 2014-18A, Class A, 1.79%, 10/15/2026 (a) (c)	1,000,000	991,300
GS Mortgage Securities Corp. II Series 2013-GC10, Class XA, 1.62%, 2/10/2046 (a)	15,651,869	1,301,135

See accompanying notes to financial statements.

State Street DoubleLine Total Return Tactical Portfolio

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

GS Mortgage Securities Trust 2006-GG6 Series 2006-GG6, Class AJ, 5.64%, 4/10/2038 (a)	$1,000,000	$999,052
GS Mortgage Securities Trust 2006-GG8 Series 2006-GG8, Class AJ, 5.62%, 11/10/2039	1,000,000	992,517
GS Mortgage Securities Trust 2014-GC20 Series 2014-GC20, Class XA, 1.19%, 4/10/2047 (a)	19,618,299	1,287,788
GS Mortgage Securities Trust 2014-GC24 Series 2014-GC24, Class XA, 0.88%, 9/10/2047 (a)	32,643,431	1,695,905
GS Mortgage Securities Trust 2015-GC32:
Series 2015-GC32, Class B, 4.40%, 7/10/2048 (a)	1,500,000	1,530,015
Series 2015-GC32, Class XA, 0.91%, 7/10/2048 (a)	26,881,309	1,552,863
GS Mortgage Securities Trust 2015-GC34 Series 2015-GC34, Class XA, 1.38%, 10/10/2048 (a)	17,482,988	1,677,432
GS Mortgage Securities Trust 2015-GS1 0.85%, 11/10/2048 (a)	27,236,396	1,724,775
GSAA Home Equity Trust 2007-10 Series 2007-10, Class A2A, 6.50%, 11/25/2037	3,767,934	2,824,669
GSR Mortgage Loan Trust 2007-3F Series 2007-3F, Class 2A1, 5.75%, 5/25/2037	8,548,777	8,275,635
IndyMac INDX Mortgage Loan Trust 2006-FLX2 Series 2006-R1, Class A3, 2.68%, 12/25/2035 (a)	7,817,264	6,243,915
JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP9 Series 2006-LDP9, Class AM, 5.37%, 5/15/2047	1,465,000	1,489,681
JP Morgan Chase Commercial Mortgage Securities Trust 2007-C1 Series 2007-C1, Class AM, 5.95%, 2/15/2051 (a)	1,000,000	1,050,687
JP Morgan Chase Commercial Mortgage Securities Trust 2007-CIBC20 Series 2007-CB20, Class AJ, 6.08%, 2/12/2051 (a)	1,500,000	1,524,281
JP Morgan Chase Commercial Mortgage Securities Trust 2007-LDP12 Series 2007-LD12, Class AM, 6.01%, 2/15/2051 (a)	800,000	829,976

JP Morgan Chase Commercial Mortgage Securities Trust 2012-C8 Series 2012-C8, Class B, 3.98%, 10/15/2045 (a) (c)	1,775,000	1,797,824
JP Morgan Chase Commercial Mortgage Securities Trust 2015-COSMO Series 2015-CSMO, Class C, 2.58%, 1/15/2032 (a) (c)	1,500,000	1,488,161
JP Morgan Chase Commercial Mortgage Securities Trust 2015-JP1 1.32%, 1/15/2049 (a)	23,322,000	1,634,555
JP Morgan Mortgage Trust 2006-A3 Series 2006-A3, Class 1A1, 2.67%, 5/25/2036 (a)	13,871,801	12,540,620
JP Morgan Mortgage Trust 2007-S3 6.00%, 8/25/2037	17,829,869	15,649,404
JPMBB Commercial Mortgage Securities Trust 2014-C25 Series 2014-C25, Class XA, 1.01%, 11/15/2047 (a)	6,460,028	392,540
JPMBB Commercial Mortgage Securities Trust 2014-C26 Series 2014-C26, Class C, 4.43%, 1/15/2048 (a)	1,500,000	1,415,346
JPMBB Commercial Mortgage Securities Trust 2015-C27 Series 2015-C27, Class XA, 1.39%, 2/15/2048 (a)	7,938,562	632,677
JPMBB Commercial Mortgage Securities Trust 2015-C28 Series 2015-C28, Class XA, 1.21%, 10/15/2048 (a)	11,958,016	829,806
JPMBB Commercial Mortgage Securities Trust 2015-C30 Series 2015-C30, Class XA, 0.72%, 7/15/2048 (a)	31,098,617	1,305,268
JPMBB Commercial Mortgage Securities Trust 2015-C32 Series 2015-C32, Class C, 4.67%, 11/15/2048 (a)	1,300,000	1,177,168
JPMBB Commercial Mortgage Securities Trust 2015-C33 4.62%, 12/15/2048 (a)	1,739,000	1,667,433
LB-UBS Commercial Mortgage Trust 2007-C1 Series 2007-C1, Class AJ, 5.48%, 2/15/2040	3,000,000	3,030,121
LB-UBS Commercial Mortgage Trust 2007-C2 Series 2007-C2, Class AM, 5.49%, 2/15/2040 (a)	1,110,000	1,136,178
LB-UBS Commercial Mortgage Trust 2007-C7 Series 2007-C7, Class AJ, 6.24%, 9/15/2045 (a)	1,615,000	1,663,449

See accompanying notes to financial statements.

State Street DoubleLine Total Return Tactical Portfolio

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

LCM XVI L.P. Series 16A, Class A, 1.82%, 7/15/2026 (a) (c)	$2,500,000	$2,484,000
Limerock CLO I Series 2007-1A, Class B, 0.95%, 4/24/2023 (a) (c)	500,000	476,250
Madison Park Funding XIV, Ltd. Series 2014-14A, Class D, 3.92%, 7/20/2026 (a) (c)	1,250,000	1,172,375
Madison Park Funding XVI, Ltd. Series 2015-16A, Class B, 3.27%, 4/20/2026 (a) (c)	2,500,000	2,450,750
Merrill Lynch Mortgage Investors Trust Series 2006-AF2 Series 2006-AF2, Class AF2, 6.25%, 10/25/2036	4,550,351	3,918,612
Merrill Lynch Mortgage Trust 2006-C1 Series 2006-C1, Class AJ, 5.67%, 5/12/2039 (a)	1,607,000	1,602,758
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C12 Series 2013-C12, Class XA, 0.98%, 10/15/2046 (a)	19,406,224	812,737
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7 Series 2013-C7, Class XA, 1.66%, 2/15/2046 (a)	18,921,822	1,362,984
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20:
Series 2015-C20, Class A4, 3.25%, 2/15/2048	355,000	349,089
Series 2015-C20, Class C, 4.46%, 2/15/2048 (a)	500,000	454,062
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C25 Series 2015-C25, Class C, 4.53%, 10/15/2048 (a)	1,700,000	1,555,745
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C27:
3.24%, 12/15/2047 (a) (c)	1,750,000	1,198,828
4.54%, 12/15/2047 (a)	1,219,000	1,114,363
Morgan Stanley Capital I Trust 2015-UBS8 1.14%, 12/15/2048 (a)	26,400,000	1,829,243
Morgan Stanley Capital I Trust 2015-XLF1 Series 2015-XLF1, Class D, 3.32%, 8/14/2031 (a) (c)	750,000	742,710
Morgan Stanley Mortgage Loan Trust 2005-3AR Series 2005-3AR, Class 2A1, 2.58%, 7/25/2035 (a)	11,588,493	9,788,354
Octagon Investment Partners XIX, Ltd. Series 2014-1A, Class A, 1.84%, 4/15/2026 (a) (c)	2,500,000	2,480,000
OZLM VI, Ltd. Series 2014-6A, Class A2A, 2.47%, 4/17/2026 (a) (c)	2,500,000	2,448,250

Race Point VII CLO, Ltd. Series 2012-7A, Class A, 1.76%, 11/8/2024 (a) (c)	2,500,000	2,471,500
RALI Series 2004-QS7 Trust Series 2004-QS7, Class A4, 5.50%, 5/25/2034	2,256,832	2,319,309
Residential Asset Securitization Trust 2005-A13 Series 2005-A13, Class 1A7, 5.50%, 10/25/2035	4,049,066	3,610,978
Sierra CLO II, Ltd. Series 2006-2A, Class A3L, 1.04%, 1/22/2021 (a) (c)	500,000	487,900
Structured Adjustable Rate Mortgage Loan Trust Series 2005-21, Class 1A, 2.65%, 11/25/2035 (a)	3,420,995	2,716,562
Structured Adjustable Rate Mortgage Loan Trust Series 2006-8 Series 2006-8, Class 4A3, 5.04%, 9/25/2036 (a)	2,633,771	2,339,377
Towd Point Mortgage Trust 2015-1 Series 2015-1, Class AE, 3.00%, 10/25/2053 (c)	3,420,243	3,383,388
Venture XVII CLO, Ltd. 2.42%, 7/15/2026 (a) (c)	2,500,000	2,425,750
Voya CLO 2014-4, Ltd. Series 2014-4A, Class A1, 1.82%, 10/14/2026 (a) (c)	2,500,000	2,481,000
Wachovia Bank Commercial Mortgage Trust Series 2006-C23 Series 2006-C23, Class AJ, 5.52%, 1/15/2045 (a)	1,277,726	1,276,558
Wachovia Bank Commercial Mortgage Trust Series 2006-C28 Series 2006-C28, Class AJ, 5.63%, 10/15/2048 (a)	1,500,000	1,518,249
Wachovia Bank Commercial Mortgage Trust Series 2007-C30 Series 2007-C30, Class AM, 5.38%, 12/15/2043	1,750,000	1,783,096
Wachovia Bank Commercial Mortgage Trust Series 2007-C33 Series 2007-C33, Class AJ, 5.95%, 2/15/2051 (a)	1,600,000	1,630,648
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-8 Trust Series 2005-8, Class 2CB1, 5.50%, 10/25/2035	3,757,171	3,764,719
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-5 Trust Series 2006-5, Class 3A2, 6.00%, 7/25/2036 (b)	3,752,039	1,851,359
Wells Fargo Commercial Mortgage Trust 2014-LC16 Series 2014-LC16, Class D, 3.94%, 8/15/2050 (c)	920,000	736,910

See accompanying notes to financial statements.

State Street DoubleLine Total Return Tactical Portfolio

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

Wells Fargo Commercial Mortgage Trust 2015-C26 Series 2015-C26, Class D, 3.59%, 2/15/2048 (c)	$900,000	$669,759
Wells Fargo Commercial Mortgage Trust 2015-C27 Series 2015-C27, Class C, 3.89%, 2/15/2048	750,000	670,804
Wells Fargo Commercial Mortgage Trust 2015-C28 Series 2015-C28, Class C, 4.14%, 5/15/2048 (a)	1,500,000	1,369,873
Wells Fargo Commercial Mortgage Trust 2015-LC20 Series 2015-LC20, Class XA, 1.41%, 4/15/2050 (a)	7,960,478	688,668
Wells Fargo Commercial Mortgage Trust 2015-NXS1 Series 2015-NXS1, Class XA, 1.21%, 5/15/2048 (a)	9,949,697	732,511
Wells Fargo Commercial Mortgage Trust 2015-NXS2 Series 2015-NXS2, Class XA, 0.81%, 7/15/2058 (a)	29,918,042	1,494,780
Wells Fargo Commercial Mortgage Trust 2015-NXS3 Series 2015-NXS3, Class C, 4.49%, 9/15/2057 (a)	1,600,000	1,516,459
Wells Fargo Commercial Mortgage Trust 2015-P2:
1.18%, 12/15/2048 (a)	22,200,000	1,552,815
3.81%, 12/15/2048	1,568,000	1,600,322
WFRBS Commercial Mortgage Trust 2014-C21 Series 2014-C21, Class XA, 1.18%, 8/15/2047 (a)	19,729,148	1,354,566

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $375,215,755)		369,749,902

U.S. GOVERNMENT AGENCY OBLIGATIONS — 35.3%
Federal Home Loan Mortgage Corp.:
3.00%, 6/15/2044	15,000,000	15,083,914
3.00%, 1/1/2045	4,149,009	4,146,362
3.00%, 2/1/2045	2,849,195	2,847,378
3.00%, 3/1/2045	2,888,113	2,886,271
3.00%, 4/1/2045	19,377,030	19,364,670
3.00%, 5/1/2045	9,731,334	9,725,127
3.00%, 7/1/2045	4,918,005	4,914,868
3.00%, 8/1/2045	25,638,956	25,622,602
3.00%, 10/1/2045	16,524,692	16,514,152
3.00%, 12/1/2045	31,820,219	31,799,922
3.50%, 2/1/2045	5,657,795	5,830,076
3.50%, 4/1/2045	9,520,734	9,810,643
3.50%, 4/1/2045	7,727,878	7,963,193
3.50%, 6/1/2045	16,835,293	17,347,931
4.50%, 6/1/2044	3,726,858	4,015,967
5.67%, 5/15/2041 (a)	23,289,981	3,804,295

Series 3822, Class ZG, 4.00%, 2/15/2041	3,324,386	3,514,988
Series 3889, Class VZ, 4.00%, 7/15/2041	18,028,572	18,934,412
Series 3935, Class SJ, 6.32%, 5/15/2041 (a)	5,660,619	823,801
Series 4165, Class ZT, 3.00%, 2/15/2043	14,580,418	13,048,310
Series 4215, Class KC, 2.25%, 3/15/2038	30,028,187	30,115,350
Series 4434, Class LZ, 3.00%, 2/15/2045	3,075,849	2,699,894
Series 4444, Class CZ, 3.00%, 2/15/2045	11,278,114	10,023,763
Series 4447, Class A, 3.00%, 6/15/2041	3,114,560	3,174,212
Series 4447, Class Z, 3.00%, 3/15/2045	3,722,493	3,362,736
Series 4471, Class BA, 3.00%, 12/15/2041	9,660,533	9,843,279
Series 4471, Class GA , 3.00%, 2/15/2044	14,110,493	14,147,654
Series 4481, Class B, 3.00%, 12/15/2042	9,715,316	9,859,802
Series 4483, Class CA, 3.00%, 6/15/2044	18,809,609	19,101,842
Series 4491, Class B, 3.00%, 8/15/2040	19,474,465	19,692,711
Series 4492, Class GZ, 3.50%, 7/15/2045	7,710,042	7,449,133
Series 4499, Class AB, 3.00%, 6/15/2042	19,592,766	19,936,043
Series 4504, Class CA, 3.00%, 4/15/2044	21,321,144	21,664,193
Series 4511, Class QA, 3.00%, 1/15/2041	19,721,205	19,993,563
Series 4511, Class QC, 3.00%, 12/15/2040	14,674,951	14,904,705
Federal National Mortgage Association:
3.00%, 10/1/2034	6,246,727	6,362,601
3.00%, 4/1/2035	4,930,184	5,022,361
3.00%, 4/1/2035	5,554,836	5,658,693
3.00%, 5/1/2035	2,886,057	2,940,017
3.00%, 5/1/2035	2,896,413	2,950,567
3.00%, 4/1/2040	22,692,274	22,713,071
3.00%, 1/1/2045	4,050,213	4,017,458
3.00%, 2/1/2045	4,312,694	4,277,555
3.00%, 3/1/2045	3,861,206	3,864,745
3.00%, 4/1/2045	17,286,829	17,145,136
3.00%, 7/1/2045	14,695,875	14,574,818
3.50%, 9/1/2034	4,771,368	4,973,054
3.50%, 12/1/2034	4,292,878	4,474,338
3.50%, 2/1/2035	2,702,005	2,816,955
3.50%, 2/1/2045	9,538,962	9,850,176
4.50%, 3/1/2044	2,290,169	2,473,656
4.50%, 3/1/2044	3,731,736	4,030,721
4.50%, 6/1/2044	3,297,176	3,561,345
4.50%, 7/1/2044	3,530,037	3,812,863

See accompanying notes to financial statements.

State Street DoubleLine Total Return Tactical Portfolio

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value

4.50%, 2/1/2045	$3,890,229	$4,201,913
Series 2010-109, Class N, 3.00%, 10/25/2040	6,069,468	6,229,195
Series 2012-127, Class PA, 2.75%, 11/25/2042	6,403,607	6,342,443
Series 2012-151, Class SB, 5.63%, 1/25/2043 (a)	1,555,877	1,462,701
Series 2014-21, Class GZ, 3.00%, 4/25/2044	5,820,555	5,329,982
Series 2015-42, Class CA, 3.00%, 3/25/2044	11,296,107	11,568,133
Series 2015-9, Class HA, 3.00%, 1/25/2045	21,892,281	22,520,762
Government National Mortgage Association:
Series 2013-169, Class SE, 5.71%, 11/16/2043 (a)	5,794,354	897,205
Series 2013-34, Class PL, 3.00%, 3/20/2042	18,942,736	19,247,943
Series 2014-43, Class PS, 5.78%, 7/20/2042 (a)	17,422,459	2,445,683

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $634,328,780)		629,733,852

U.S. TREASURY OBLIGATIONS — 7.6%
Treasury Bonds 3.13%, 2/15/2043	16,000,000	16,408,162
Treasury Inflation Protected Indexed Notes 0.13%, 4/15/2019	16,544,989	16,454,488
Treasury Notes:
0.38%, 3/31/2016	6,600,000	6,600,990
1.38%, 4/30/2020	26,800,000	26,456,692
1.75%, 3/31/2022	41,100,000	40,472,403
2.50%, 5/15/2024	28,400,000	29,020,822

TOTAL U.S. TREASURY OBLIGATIONS (Cost $136,477,329)		135,413,557

SHORT-TERM INVESTMENT — 19.0%
State Street Institutional Liquid Reserves Fund, Premier Class 0.23% (e) (f) (g) (Cost $339,272,762)	339,272,762	339,272,762

TOTAL INVESTMENTS — 101.3% (h) (Cost $1,831,664,084)		1,807,022,589
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.3)%		(22,610,172)

NET ASSETS — 100.0%		$1,784,412,417

(a)	Variable Rate Security — Interest rate shown is rate in effect at December 31, 2015.
(b)	Step-up bond — Coupon rate increases in increments to maturity. Rate shown as of December 31, 2015. Maturity date shown is the final maturity.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 8.5% of net assets as of December 31, 2015, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Amount is less than 0.05% of net assets.
(e)	Value is determined based on Level 1 inputs (Note 2).
(f)	The rate shown is the annualized seven-day yield at December 31, 2015.
(g)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(h)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (Note 2).

See accompanying notes to financial statements.

SSGA MFS Systematic Core Equity Portfolio

SCHEDULE OF INVESTMENTS

December 31, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.3%
AEROSPACE & DEFENSE — 6.8%
General Dynamics Corp.	1,319	$181,178
Northrop Grumman Corp.	1,171	221,096

		402,274

BANKS — 6.6%
JPMorgan Chase & Co.	3,776	249,329
Wells Fargo & Co.	2,603	141,499

		390,828

BIOTECHNOLOGY — 5.1%
Amgen, Inc.	626	101,619
Gilead Sciences, Inc.	1,943	196,612

		298,231

BUILDING PRODUCTS — 3.3%
Owens Corning	4,074	191,600

CHEMICALS — 3.1%
LyondellBasell Industries NV Class A	2,121	184,315

CONSUMER FINANCE — 1.1%
Discover Financial Services	1,235	66,221

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.2%
Verizon Communications, Inc.	2,837	131,126

FOOD & STAPLES RETAILING — 2.4%
Kroger Co.	3,404	142,389

FOOD PRODUCTS — 2.5%
Archer-Daniels-Midland Co.	2,083	76,405
Mondelez International, Inc. Class A	1,535	68,829

		145,234

HEALTH CARE EQUIPMENT & SUPPLIES — 1.0%
Alere, Inc. (a)	1,427	55,782

HEALTH CARE PROVIDERS & SERVICES — 5.1%
Anthem, Inc.	1,405	195,913
McKesson Corp.	232	45,758
UnitedHealth Group, Inc.	480	56,467

		298,138

HOTELS, RESTAURANTS & LEISURE — 4.5%
Carnival Corp.	772	42,058
Royal Caribbean Cruises, Ltd.	2,179	220,537

		262,595

HOUSEHOLD PRODUCTS — 1.3%
Procter & Gamble Co.	932	74,010

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 1.5%
AES Corp.	9,453	90,465

INSURANCE — 7.2%
MetLife, Inc.	3,772	181,848
Prudential Financial, Inc.	2,341	190,581
Validus Holdings, Ltd.	1,111	51,428

		423,857

INTERNET & CATALOG RETAIL — 6.9%
Amazon.com, Inc. (a)	430	290,633
Priceline Group, Inc. (a)	92	117,295

		407,928

MEDIA — 0.9%
Comcast Corp. Class A	964	54,399

MULTILINE RETAIL — 0.8%
Target Corp.	616	44,728

OIL, GAS & CONSUMABLE FUELS — 5.8%
Exxon Mobil Corp.	1,569	122,303
Valero Energy Corp.	3,067	216,868

		339,171

PHARMACEUTICALS — 7.8%
Eli Lilly & Co.	1,635	137,765
Johnson & Johnson	1,789	183,766
Merck & Co., Inc.	2,645	139,709

		461,240

REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.7%
Extra Space Storage, Inc.	1,815	160,101

SOFTWARE — 7.8%
Activision Blizzard, Inc.	1,785	69,098
Electronic Arts, Inc. (a)	2,989	205,404
Intuit, Inc.	630	60,795
Oracle Corp.	3,400	124,202

		459,499

SPECIALTY RETAIL — 2.7%
Best Buy Co., Inc.	5,265	160,319

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 6.3%
Apple, Inc.	2,537	267,045
Hewlett Packard Enterprise Co.	3,888	59,097
HP, Inc.	3,888	46,034

		372,176

TOBACCO — 3.9%
Altria Group, Inc.	1,227	71,424
Philip Morris International, Inc.	1,769	155,512

		226,936

TOTAL COMMON STOCKS (Cost $5,884,158)		5,843,562

SHORT-TERM INVESTMENT — 0.7%
State Street Institutional Liquid Reserves Fund, Premier Class 0.23% (b) (c) (Cost $41,006)	41,006	41,006

TOTAL INVESTMENTS — 100.0% (d) (Cost $5,925,164)		5,884,568
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% (e)		2,710

NET ASSETS — 100.0%		$5,887,278

(a)	Non-income producing security
(b)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(c)	The rate shown is the annualized seven-day yield at December 31, 2015.
(d)	Unless otherwise indicated, the values of the investments of the Portfolio are determined based on Level 1 inputs (Note 2).
(e)	Amount shown represents less than 0.05% of net assets.

REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SSGA MFS Systematic Growth Equity Portfolio

SCHEDULE OF INVESTMENTS

December 31, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 131.4%
AEROSPACE & DEFENSE — 1.4%
General Dynamics Corp.	943	$129,531

AIR FREIGHT & LOGISTICS — 0.6%
FedEx Corp.	365	54,381

AUTO COMPONENTS — 3.9%
Goodyear Tire & Rubber Co.	7,737	252,768
Lear Corp.	879	107,967

		360,735

BEVERAGES — 2.8%
Coca-Cola Co.	5,975	256,686

BIOTECHNOLOGY — 8.1%
Amgen, Inc.	1,585	257,293
Gilead Sciences, Inc.	4,818	487,533

		744,826

CHEMICALS — 4.5%
LyondellBasell Industries NV Class A	4,746	412,427

COMMUNICATIONS EQUIPMENT — 0.4%
QUALCOMM, Inc.	824	41,188

CONSUMER FINANCE — 0.7%
American Express Co.	891	61,969

DIVERSIFIED TELECOMMUNICATION SERVICES — 3.3%
Verizon Communications, Inc.	6,676	308,565

FOOD & STAPLES RETAILING — 6.7%
CVS Health Corp.	1,788	174,813
Kroger Co.	10,711	448,041

		622,854

FOOD PRODUCTS — 7.9%
Ingredion, Inc.	3,507	336,111
Tyson Foods, Inc. Class A	7,392	394,215

		730,326

HEALTH CARE EQUIPMENT & SUPPLIES — 2.4%
Edwards Lifesciences Corp. (a)	2,785	219,959

HEALTH CARE PROVIDERS & SERVICES — 6.6%
Anthem, Inc.	1,117	155,755
HCA Holdings, Inc. (a)	1,146	77,504
McKesson Corp.	1,927	380,062

		613,321

HOTELS, RESTAURANTS & LEISURE — 6.0%
Carnival Corp.	3,199	174,281
Norwegian Cruise Line Holdings, Ltd. (a)	6,526	382,424

		556,705

INSURANCE — 3.3%
Prudential Financial, Inc.	3,702	301,380

INTERNET & CATALOG RETAIL — 12.0%
Amazon.com, Inc. (a)	1,105	746,858
Priceline Group, Inc. (a)	281	358,261

		1,105,119

INTERNET SOFTWARE & SERVICES — 6.1%
Alphabet, Inc. Class A (a)	183	142,376
VeriSign, Inc. (a)	4,795	418,891

		561,267

IT SERVICES — 6.1%
Cognizant Technology Solutions Corp. Class A (a)	5,840	350,517
FleetCor Technologies, Inc. (a)	1,464	209,249

		559,766

MACHINERY — 1.3%
Caterpillar, Inc.	1,783	121,173

MEDIA — 4.7%
Comcast Corp. Class A	7,696	434,285

OIL, GAS & CONSUMABLE FUELS — 3.3%
Marathon Petroleum Corp.	5,192	269,153
Valero Energy Corp.	464	32,810

		301,963

PHARMACEUTICALS — 6.5%
Bristol-Myers Squibb Co.	2,842	195,501
Eli Lilly & Co.	1,828	154,027
Johnson & Johnson	812	83,409
Merck & Co., Inc.	3,101	163,795

		596,732

REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.1%
Extra Space Storage, Inc.	1,350	119,083
Simon Property Group, Inc. REIT	852	165,663

		284,746

ROAD & RAIL — 0.9%
Union Pacific Corp.	1,090	85,238

SOFTWARE — 8.4%
Aspen Technology, Inc. (a)	1,523	57,509
Electronic Arts, Inc. (a)	6,562	450,941
Oracle Corp.	7,346	268,349

		776,799

SPECIALTY RETAIL — 7.2%
AutoZone, Inc. (a)	179	132,802
Best Buy Co., Inc.	10,743	327,124
O’Reilly Automotive, Inc. (a)	820	207,805

		667,731

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 6.1%
Apple, Inc.	5,310	558,931

TEXTILES, APPAREL & LUXURY GOODS — 0.6%
NIKE, Inc. Class B	907	56,688

TOBACCO — 4.2%
Altria Group, Inc.	3,495	203,444
Philip Morris International, Inc.	2,102	184,787

		388,231

TRADING COMPANIES & DISTRIBUTORS — 2.3%
United Rentals, Inc. (a)	2,943	213,485

TOTAL COMMON STOCKS (Cost $12,000,648)		12,127,007

See accompanying notes to financial statements.

SSGA MFS Systematic Growth Equity Portfolio

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value

SHORT-TERM INVESTMENT — 0.9%
State Street Institutional Liquid Reserves Fund, Premier Class 0.23% (b) (c) (Cost $80,949)	80,949	$80,949

TOTAL INVESTMENTS — 132.3% (d) (Cost $12,081,597)		12,207,956
LIABILITIES IN EXCESS OF OTHER ASSETS — (32.3)%		(2,979,673)

NET ASSETS — 100.0%		$9,228,283

(a)	Non-income producing security
(b)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(c)	The rate shown is the annualized seven-day yield at December 31, 2015.
(d)	Unless otherwise indicated, the values of the investments of the Portfolio are determined based on Level 1 inputs (Note 2).

REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SSGA MFS Systematic Value Equity Portfolio

SCHEDULE OF INVESTMENTS

December 31, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.2%
AEROSPACE & DEFENSE — 5.1%
General Dynamics Corp.	389	$53,433
Northrop Grumman Corp.	479	90,440

		143,873

AUTO COMPONENTS — 4.1%
Gentex Corp.	1,714	27,441
Goodyear Tire & Rubber Co.	2,720	88,862

		116,303

BANKS — 14.4%
Citigroup, Inc.	2,376	122,958
JPMorgan Chase & Co.	2,285	150,878
Wells Fargo & Co.	2,374	129,051

		402,887

BIOTECHNOLOGY — 2.3%
Gilead Sciences, Inc.	640	64,762

CHEMICALS — 2.9%
LyondellBasell Industries NV Class A	950	82,555

COMMUNICATIONS EQUIPMENT — 1.7%
Cisco Systems, Inc.	1,780	48,336

CONSUMER FINANCE — 0.7%
Discover Financial Services	351	18,821

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.3%
Verizon Communications, Inc.	780	36,052

ELECTRIC UTILITIES — 3.2%
Exelon Corp.	3,270	90,808

FOOD PRODUCTS — 5.3%
Bunge, Ltd.	710	48,479
Mondelez International, Inc. Class A	370	16,591
Tyson Foods, Inc. Class A	1,570	83,728

		148,798

HEALTH CARE EQUIPMENT & SUPPLIES — 0.7%
Abbott Laboratories	432	19,401

HEALTH CARE PROVIDERS & SERVICES — 5.2%
Anthem, Inc.	587	81,851
Cardinal Health, Inc.	327	29,191
McKesson Corp.	82	16,173
UnitedHealth Group, Inc.	160	18,823

		146,038

HOTELS, RESTAURANTS & LEISURE — 2.6%
Carnival Corp.	980	53,390
Royal Caribbean Cruises, Ltd.	198	20,040

		73,430

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 1.9%
AES Corp.	5,433	51,994

INDUSTRIAL CONGLOMERATES — 1.5%
Danaher Corp.	450	41,796

INSURANCE — 9.1%
Everest Re Group, Ltd.	69	12,633
MetLife, Inc.	1,738	83,789
Prudential Financial, Inc.	1,163	94,680
Travelers Cos., Inc.	341	38,485

Validus Holdings, Ltd.	551	25,506

		255,093

INTERNET SOFTWARE & SERVICES — 1.0%
eBay, Inc. (a)	990	27,205

MULTI-UTILITIES — 1.5%
PG&E Corp.	810	43,084

OIL, GAS & CONSUMABLE FUELS — 10.1%
Exxon Mobil Corp.	646	50,356
Marathon Petroleum Corp.	1,168	60,549
Occidental Petroleum Corp.	280	18,931
Valero Energy Corp.	1,339	94,681
WPX Energy, Inc. (a)	10,160	58,318

		282,835

PHARMACEUTICALS — 5.4%
Johnson & Johnson	668	68,617
Merck & Co., Inc.	1,558	82,293

		150,910

REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.5%
AvalonBay Communities, Inc. REIT	436	80,281
WP Glimcher, Inc.	1,786	18,949

		99,230

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.1%
Broadcom Corp. Class A	781	45,157
Intel Corp.	1,990	68,556

		113,713

SOFTWARE — 4.8%
Activision Blizzard, Inc.	1,330	51,484
Electronic Arts, Inc. (a)	1,195	82,121

		133,605

SPECIALTY RETAIL — 4.4%
American Eagle Outfitters, Inc.	3,100	48,050
Best Buy Co., Inc.	2,439	74,267

		122,317

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.7%
HP, Inc.	1,303	15,427
NetApp, Inc.	1,220	32,367

		47,794

TRADING COMPANIES & DISTRIBUTORS — 0.7%
United Rentals, Inc. (a)	260	18,860

TOTAL COMMON STOCKS (Cost $2,683,224)		2,780,500

SHORT-TERM INVESTMENT — 0.7%
State Street Institutional Liquid Reserves Fund, Premier Class 0.23% (b) (c) (Cost $21,531)	21,531	21,531

TOTAL INVESTMENTS — 99.9% (d) (Cost $2,704,755)		2,802,031
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		1,637

NET ASSETS — 100.0%		$2,803,668

See accompanying notes to financial statements.

SSGA MFS Systematic Value Equity Portfolio

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

(a)	Non-income producing security
(b)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(c)	The rate shown is the annualized seven-day yield at December 31, 2015.
(d)	Unless otherwise indicated, the values of the investments of the Portfolio are determined based on Level 1 inputs (Note 2).

REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SSGA Risk Aware Portfolio

SCHEDULE OF INVESTMENTS

December 31, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.5%
BANKS — 6.6%
Capital Bank Financial Corp. Class A	2,717	$86,890
First Connecticut Bancorp, Inc.	144	2,507
HomeTrust Bancshares, Inc. (a)	1,070	21,667
People’s United Financial, Inc.	759	12,258

		123,322

BEVERAGES — 6.3%
Coca-Cola Co.	1,011	43,433
Dr. Pepper Snapple Group, Inc.	226	21,063
PepsiCo, Inc.	535	53,457

		117,953

BIOTECHNOLOGY — 3.9%
Amgen, Inc.	409	66,393
Chimerix, Inc. (a)	481	4,305
NewLink Genetics Corp. (a)	47	1,710

		72,408

CAPITAL MARKETS — 0.3%
Goldman Sachs Group, Inc.	31	5,587

COMMERCIAL SERVICES & SUPPLIES — 4.6%
Rollins, Inc.	315	8,159
Stericycle, Inc. (a)	640	77,184

		85,343

DIVERSIFIED FINANCIAL SERVICES — 4.1%
Berkshire Hathaway, Inc. Class B (a)	573	75,659
McGraw Hill Financial, Inc.	13	1,281
Moody’s Corp.	5	502

		77,442

DIVERSIFIED TELECOMMUNICATION SERVICES — 7.4%
AT&T, Inc.	1,925	66,239
Verizon Communications, Inc.	1,549	71,595

		137,834

ELECTRIC UTILITIES — 2.2%
Entergy Corp.	238	16,269
FirstEnergy Corp.	775	24,591

		40,860

FOOD & STAPLES RETAILING — 4.0%
Wal-Mart Stores, Inc.	1,218	74,663

FOOD PRODUCTS — 4.8%
General Mills, Inc.	1,010	58,237
Hershey Co.	229	20,443
TreeHouse Foods, Inc. (a)	144	11,298

		89,978

HEALTH CARE EQUIPMENT & SUPPLIES — 1.7%
Cooper Cos., Inc.	236	31,671

HEALTH CARE PROVIDERS & SERVICES — 0.1%
Nobilis Health Corp. (a)	611	1,723

HOTELS, RESTAURANTS & LEISURE — 6.1%
McDonald’s Corp.	892	105,381
Norwegian Cruise Line Holdings, Ltd. (a)	153	8,966

		114,347

HOUSEHOLD PRODUCTS — 5.7%
Kimberly-Clark Corp.	127	16,167

Procter & Gamble Co.	1,132	89,892

		106,059

INSURANCE — 1.6%
Allied World Assurance Co. Holdings AG	640	23,802
American International Group, Inc.	94	5,825

		29,627

INTERNET & CATALOG RETAIL — 0.5%
Expedia, Inc.	71	8,825

IT SERVICES — 2.0%
Visa, Inc. Class A	476	36,914

MEDIA — 0.6%
Eros International PLC (a)	763	6,982
Time Warner Cable, Inc.	21	3,897

		10,879

METALS & MINING — 0.4%
Newmont Mining Corp.	430	7,736

MULTI-UTILITIES — 3.7%
CenterPoint Energy, Inc.	246	4,517
CMS Energy Corp.	416	15,009
Dominion Resources, Inc.	525	35,511
PG&E Corp.	271	14,414

		69,451

MULTILINE RETAIL — 7.1%
Dollar General Corp.	475	34,138
Dollar Tree, Inc. (a)	1,272	98,224

		132,362

OIL, GAS & CONSUMABLE FUELS — 1.4%
California Resources Corp.	1,680	3,914
Kinder Morgan, Inc.	1,452	21,664

		25,578

PAPER & FOREST PRODUCTS — 0.1%
Clearwater Paper Corp. (a)	43	1,958

PHARMACEUTICALS — 14.3%
Allergan PLC (a)	246	76,875
Bristol-Myers Squibb Co.	911	62,668
Eli Lilly & Co.	149	12,555
Johnson & Johnson	442	45,402
Merck & Co., Inc.	982	51,869
Perrigo Co. PLC	119	17,219

		266,588

PROFESSIONAL SERVICES — 1.1%
Advisory Board Co. (a)	156	7,739
Verisk Analytics, Inc. (a)	176	13,531

		21,270

REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.2%
American Tower Corp. REIT	80	7,756
Annaly Capital Management, Inc.	1,550	14,539

		22,295

SPECIALTY RETAIL — 4.8%
AutoZone, Inc. (a)	121	89,771

TOBACCO — 1.0%
Altria Group, Inc.	336	19,559

See accompanying notes to financial statements.

SSGA Risk Aware Portfolio

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value

WATER UTILITIES — 1.9%
American Water Works Co., Inc.	592	$35,372

TOTAL COMMON STOCKS (Cost $1,856,997)		1,857,375

SHORT-TERM INVESTMENT — 0.4%
State Street Institutional Liquid Reserves Fund, Premier Class 0.23% (b) (c) (Cost $6,792)	6,792	6,792

TOTAL INVESTMENTS — 99.9% (d) (Cost $1,863,789)		1,864,167
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		2,532

NET ASSETS — 100.0%		$1,866,699

(a)	Non-income producing security
(b)	The rate shown is the annualized seven-day yield at December 31, 2015.
(c)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(d)	Unless otherwise indicated, the values of the investments of the Portfolio are determined based on Level 1 inputs (Note 2).

REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SSGA MASTER TRUST

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2015 (Unaudited)

	SSGA Multi-Asset Real Return Portfolio	SSGA Income Allocation Portfolio	SSGA Global Allocation Portfolio	Blackstone/GSO Senior Loan Portfolio
ASSETS
Investments in securities of unaffiliated issuers, at value	$15,115,348	$11,060,972	$33,926,178	$733,688,100
Investments in securities of affiliated issuers, at value	70,626,345	90,538,708	158,860,667	73,468,378

Total investments	85,741,693	101,599,680	192,786,845	807,156,478

Cash	—	—	—	—
Receivable for investment securities sold	—	—	—	27,816,822
Dividends receivable from affiliated issuers (Note 3)	77,198	400,574	270,411	—
Dividends receivable from unaffiliated issuers	—	—	—	—
Interest receivable from unaffiliated issuers	—	—	—	4,904,009

TOTAL ASSETS	$85,818,891	$102,000,254	$193,057,256	$839,877,309

LIABILITIES
Payable for investments purchased	3,033,894	—	—	53,774,365
Due to custodian	—	—	—	—
Accrued advisory fees (Note 3)	13,241	17,991	33,805	199,005
Accrued trustees’ fees and expenses (Note 3)	17	6	2	19

TOTAL LIABILITIES	3,047,152	17,997	33,807	53,973,389

NET ASSETS	$82,771,739	$101,982,257	$193,023,449	$785,903,920

COST OF INVESTMENTS
Unaffiliated issuers	$24,475,994	$12,564,902	$38,720,223	$73,468,378
Affiliated issuers	84,073,085	94,645,824	162,442,859	769,302,005

Total cost of investments	$108,549,079	$107,210,726	$201,163,082	$842,770,383

See accompanying notes to financial statements.

SSGA Ultra Short Term Bond Portfolio	State Street DoubleLine Total Return Tactical Portfolio	SSGA MFS Systematic Core Equity Portfolio	SSGA MFS Systematic Growth Equity Portfolio	SSGA MFS Systematic Value Equity Portfolio	State Street Risk Aware Portfolio

$13,828,193	$1,467,749,827	$5,843,562	$12,127,007	$2,780,500	$1,857,375
126,552	339,272,762	41,006	80,949	21,531	6,792

13,954,745	1,807,022,589	5,884,568	12,207,956	2,802,031	1,864,167

—	130,877	—	—	—	—
—	1,868,374	—	—	—	—
—	—	4	10	3	2,929
—	—	3,651	6,770	2,349	—
26,415	32,147,300	—	—	—	—

$13,981,160	$1,841,169,140	$5,888,223	$12,214,736	$2,804,383	$1,867,096

—	56,335,868	—	2,984,093	—	—
6	—	—	—	—	—
2,368	420,855	945	2,360	715	397
2	—	—	—	—	—

2,376	56,756,723	945	2,986,453	715	397

$13,978,784	$1,784,412,417	$5,887,278	$9,228,283	$2,803,668	$1,866,699

$13,868,577	$1,492,391,322	$5,884,158	$12,000,648	$2,683,224	$1,856,997
126,552	339,272,762	41,006	80,949	21,531	6,792

$13,995,129	$1,831,664,084	$5,925,164	$12,081,597	$2,704,755	$1,863,789

SSGA MASTER TRUST

STATEMENTS OF OPERATIONS

For the Six Months Ended December 31, 2015 (Unaudited)

	SSGA Multi-Asset Real Return Portfolio	SSGA Income Allocation Portfolio	SSGA Global Allocation Portfolio	Blackstone/GSO Senior Loan Portfolio
INVESTMENT INCOME
Dividend and interest income on securities of unaffiliated issuers (Note 2)	$50,218	$72,304	$211,873	$18,037,603
Dividend income on securities of affiliated issuers (Note 3)	791,837	2,015,491	2,148,937	31,396

TOTAL INVESTMENT INCOME	842,055	2,087,795	2,360,810	18,068,999

EXPENSES
Advisory fees (Note 3)	110,439	114,344	170,378	1,088,588
Trustees’ fees (Note 3)	984	900	1,448	5,293
Other expenses	—	—	—	18,176

TOTAL EXPENSES	111,423	115,244	171,826	1,112,057

NET INVESTMENT INCOME	$730,632	$1,972,551	$2,188,984	$16,956,942

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments in securities of unaffiliated issuers	$(3,982,608)	$(64,799)	$358,561	$(16,572,773)
Net realized gain (loss) on investments in securities of affiliated issuers	(7,459,967)	(1,868,029)	(1,377,258)	—
Capital gains distributions from unaffiliated issuers	—	676,557	1,995,453	—
Capital gains distributions from affiliated issuers	51,217	340,816	75,613	—
Net change in unrealized appreciation (depreciation) on investments	(4,889,474)	(4,542,501)	(9,526,394)	(26,617,611)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	(16,280,832)	(5,457,956)	(8,474,025)	(43,190,384)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(15,550,200)	$(3,485,405)	$(6,285,041)	$(26,233,442)

See accompanying notes to financial statements.

SSGA Ultra Short Term Bond Portfolio	State Street DoubleLine Total Return Tactical Portfolio	SSGA MFS Systematic Core Equity Portfolio	SSGA MFS Systematic Growth Equity Portfolio	SSGA MFS Systematic Value Equity Portfolio	State Street Risk Aware Portfolio

$43,504	$22,096,356	$44,389	$78,886	$32,187	$20,821

142	127,228	19	54	12	6

43,646	22,223,584	44,408	78,940	32,199	20,827

14,690	1,817,607	5,962	14,545	4,269	2,376
155	7,576	28	63	22	23
182	13,330	—	—	—	—

15,027	1,838,513	5,990	14,608	4,291	2,399

$28,619	$20,385,071	$38,418	$64,332	$27,908	$18,428

$(8,884)	$(5,006,969)	$372,235	$575,632	$100,685	$(92,534)

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—

(30,669)	(17,973,859)	(379,731)	(253,359)	(206,397)	(10,521)

(39,553)	(22,980,828)	(7,496)	322,273	(105,712)	(103,055)

$(10,934)	$(2,595,757)	$30,922	$386,605	$(77,804)	$(84,627)

SSGA MASTER TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	SSGA Multi-Asset Real Return Portfolio		SSGA Income Allocation Portfolio
	Six Months Ended 12/31/15 (Unaudited)	Year Ended 6/30/15	Six Months Ended 12/31/15 (Unaudited)	Year Ended 6/30/15
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$730,632	$2,533,608	$1,972,551	$3,664,590
Net realized gain (loss) on investments	(11,391,358)	(4,432,160)	(915,455)	544,895
Net change in unrealized appreciation (depreciation) on investments	(4,889,474)	(23,442,541)	(4,542,501)	(6,320,056)

Net increase (decrease) in net assets resulting from operations	(15,550,200)	(25,341,093)	(3,485,405)	(2,110,571)

CAPITAL TRANSACTIONS
Contributions	17,733,619	66,337,576	1,547,506	34,191,856
Withdrawals	(61,407,212)	(63,635,938)	(17,228,631)	(14,962,876)
Other capital	—	—	—	—

Net increase (decrease) in net assets from capital transactions	(43,673,593)	2,701,638	(15,681,125)	19,228,980

Net increase (decrease) in net assets during the period	(59,223,793)	(22,639,455)	(19,166,530)	17,118,409
NET ASSETS
Net assets at beginning of period	141,995,532	164,634,987	121,148,787	104,030,378

NET ASSETS END OF PERIOD	$82,771,739	$141,995,532	$101,982,257	$121,148,787

*	Commencement of operations

See accompanying notes to financial statements.

SSGA Global Allocation Portfolio		Blackstone/GSO Senior Loan Portfolio		SSGA Ultra Short Term Bond Portfolio
Six Months Ended 12/31/15 (Unaudited)	Year Ended 6/30/15	Six Months Ended 12/31/15 (Unaudited)	Year Ended 6/30/15	Six Months Ended 12/31/15 (Unaudited)	Year Ended 6/30/15

$2,188,984	$3,038,349	$16,956,942	$27,436,035	$28,619	$53,847
1,052,369	2,763,789	(16,572,773)	(750,613)	(8,884)	(4,837)

(9,526,394)	(5,265,539)	(26,617,611)	(10,613,268)	(30,669)	(20,194)

(6,285,041)	536,599	(26,233,442)	16,072,154	(10,934)	28,816

78,157,249	72,106,656	178,665,835	123,474,946	3,997,836	6,012,275
(23,624,163)	(26,359,458)	(38,997,647)	(77,954,422)	(6,027,236)	(4,061,512)
—	—	205,472	194,062	—	3,608

54,533,086	45,747,198	139,873,660	45,714,586	(2,029,400)	1,954,371

48,248,045	46,283,797	113,640,218	61,786,740	(2,040,334)	1,983,187

144,775,404	98,491,607	672,263,702	610,476,962	16,019,118	14,035,931

$193,023,449	$144,775,404	$785,903,920	$672,263,702	$13,978,784	$16,019,118

SSGA MASTER TRUST

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	State Street DoubleLine Total Return Tactical Portfolio		SSGA MFS Systematic Core Equity Portfolio
	Six Months Ended 12/31/15 (Unaudited)	For the Period 2/23/15* - 6/30/15	Six Months Ended 12/31/15 (Unaudited)	Year Ended 6/30/15
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$20,385,071	$4,868,673	$38,418	$52,825
Net realized gain (loss) on investments	(5,006,969)	(1,029,740)	372,235	313,500
Net change in unrealized appreciation (depreciation) on investments	(17,973,859)	(6,667,636)	(379,731)	48,740

Net increase (decrease) in net assets resulting from operations	(2,595,757)	(2,828,703)	30,922	415,065

CAPITAL TRANSACTIONS
Contributions	1,064,344,777	749,143,987	5,860,886	—
Withdrawals	(24,295,019)	—	(2,944,825)	(2,852,753)
Other capital	264,354	378,778	—	—

Net increase (decrease) in net assets from capital transactions	1,040,314,112	749,522,765	2,916,061	(2,852,753)

Net increase (decrease) in net assets during the period	1,037,718,355	746,694,062	2,946,983	(2,437,688)
NET ASSETS
Net assets at beginning of period	746,694,062	—	2,940,295	5,377,983

NET ASSETS END OF PERIOD	$1,784,412,417	$746,694,062	$5,887,278	$2,940,295

*	Commencement of operations

See accompanying notes to financial statements.

SSGA MFS Systematic Growth Equity Portfolio		SSGA MFS Systematic Value Equity Portfolio		State Street Risk Aware Portfolio
Six Months Ended 12/31/15 (Unaudited)	Year Ended 6/30/15	Six Months Ended 12/31/15 (Unaudited)	Year Ended 6/30/15	Six Months Ended 12/31/15 (Unaudited)	For the Period 9/9/14* - 6/30/15

$64,332	$52,332	$27,908	$49,890	$18,428	$26,381
575,632	451,931	100,685	294,237	(92,534)	(232,469)

(253,359)	35,715	(206,397)	41,453	(10,521)	10,899

386,605	539,978	(77,804)	385,580	(84,627)	(195,189)

8,964,863	3,023,489	—	—	—	4,000,000
(6,168,158)	(2,891,074)	(28,137)	(2,762,295)	(15,708)	(1,837,777)
—	—	—	—	—	—

2,796,705	132,415	(28,137)	(2,762,295)	(15,708)	2,162,223

3,183,310	672,393	(105,941)	(2,376,715)	(100,335)	1,967,034

6,044,973	5,372,580	2,909,609	5,286,324	1,967,034	—

$9,228,283	$6,044,973	$2,803,668	$2,909,609	$1,866,699	$1,967,034

SSGA MASTER TRUST

FINANCIAL HIGHLIGHTS

The following table includes selected supplemental data and ratios to average net assets:

	SSGA Multi-Asset Real Return Portfolio*
	Six Months Ended 12/31/15 (Unaudited)		Year Ended 6/30/15	Year Ended 6/30/14	Year Ended 6/30/13	For the Period 4/25/12** - 6/30/12
Supplemental Data and Ratios:
Net assets, end of period (000s)	$82,772		$141,996	$164,635	$121,584	$5,827

Ratios to average net assets:
Operating expenses	0.20	%(1)	0.20%	0.20%	0.20%	0.20	%(1)
Net investment income	1.33	%(1)	1.56%	2.01%	2.91%	3.84	%(1)
Portfolio turnover rate	9%		33%	40%	31%	10%
Total return	(13.08	)%(2)	(14.80)%	13.93%	(1.63)%	(3.42	)%(2)

*	The Portfolio invests in other underlying funds and indirectly bears its proportionate share of fees and expenses incurred by such funds. The ratios presented do not reflect the indirect expenses of the underlying funds in which the Portfolio invests.
**	Commencement of operations
(1)	Annualized.
(2)	Total return for periods of less than one year is not annualized.

See accompanying notes to financial statements.

SSGA Income Allocation Portfolio*							SSGA Global Allocation Portfolio*
Six Months Ended 12/31/15 (Unaudited)		Year Ended 6/30/15	Year Ended 6/30/14	Year Ended 6/30/13	For the Period 4/25/12** - 6/30/12		Six Months Ended 12/31/15 (Unaudited)		Year Ended 6/30/15	Year Ended 6/30/14	Year Ended 6/30/13	For the Period 4/25/12** - 6/30/12

$101,982		$121,149	$104,030	$174,255	$9,114		$193,023		$144,775	$98,492	$51,936	$4,451

0.20	%(1)	0.20%	0.20%	0.20%	0.20	%(1)	0.20	%(1)	0.20%	0.20%	0.20%	0.20	%(1)
3.44	%(1)	3.15%	3.89%	4.65%	8.39	%(1)	2.57	%(1)	2.45%	2.76%	3.07%	4.34	%(1)
27%		64%	63%	80%	15%		31%		98%	89%	123%	25%
(3.06	)%(2)	(1.42)%	13.84%	4.39%	0.92	%(2)	(3.49	)%(2)	0.49%	16.80%	9.92%	(1.82	)%(2)

SSGA MASTER TRUST

FINANCIAL HIGHLIGHTS

The following table includes selected supplemental data and ratios to average net assets:

	Blackstone/GSO Senior Loan Portfolio*
	Six Months Ended 12/31/15 (Unaudited)		Year Ended 6/30/15	Year Ended 6/30/14	For the Period 4/3/13** - 6/30/13
Supplemental Data and Ratios:
Net assets, end of period (000s)	$785,904		$672,264	$610,477	$332,792

Ratios to average net assets:
Operating expenses	0.31	%(1)	0.31%	0.30%	0.30	%(1)
Net investment income	4.66	%(1)	4.49%	3.63%	2.57	%(1)
Portfolio turnover rate	34%		65%	77%	4%
Total return	(2.96	)%(2)	2.98%	4.00%	(0.31	)%(2)

*	The Portfolio invests in other underlying funds and indirectly bears its proportionate share of fees and expenses incurred by such funds. The ratios presented do not reflect the indirect expenses of the underlying funds in which the Portfolio invests.
**	Commencement of operations
(1)	Annualized.
(2)	Total return for periods of less than one year is not annualized.

See accompanying notes to financial statements.

SSGA Ultra Short Term Bond Portfolio*					State Street DoubleLine Total Return Tactical Portfolio*				SSGA MFS Systematic Core Equity Portfolio*
Six Months Ended 12/31/15 (Unaudited)		Year Ended 6/30/15	For the Period 10/9/13** - 6/30/14		Six Months Ended 12/31/15 (Unaudited)		For the Period 2/23/15** - 6/30/15		Six Months Ended 12/31/15 (Unaudited)		Year Ended 6/30/15	For the Period 1/8/14** - 6/30/14

$13,979		$16,019	$14,036		$1,784,412		$746,694		$5,887		$2,940	$5,378

0.20	%(1)	0.20%	0.20	%(1)	0.30	%(1)	0.30	%(1)	0.30	%(1)	0.30%	0.30	%(1)
0.39	%(1)	0.33%	0.34	%(1)	3.36	%(1)	3.46	%(1)	1.93	%(1)	1.72%	1.55	%(1)
47%		79%	39%		15%		14%		15%		54%	27%
(0.08	)%(2)	0.21%	0.47	%(2)	0.21	%(2)	(0.36)	%(2)	1.12	%(2)	14.00%	7.92	%(2)

SSGA MASTER TRUST

FINANCIAL HIGHLIGHTS

The following table includes selected supplemental data and ratios to average net assets:

	SSGA MFS Systematic Growth Equity Portfolio*
	Six Months Ended 12/31/15 (Unaudited)		Year Ended 6/30/15	For the Period 1/8/14** - 6/30/14
Supplemental Data and Ratios:
Net assets, end of period (000s)	$9,228		$6,045	$5,373

Ratios to average net assets:
Operating expenses	0.30	%(1)	0.30%	0.30	%(1)
Net investment income	1.32	%(1)	1.44%	1.46	%(1)
Portfolio turnover rate	25%		67%	20%
Total return	2.49	%(2)	17.85%	7.85	%(2)

*	The Portfolio invests in other underlying funds and indirectly bears its proportionate share of fees and expenses incurred by such funds. The ratios presented do not reflect the indirect expenses of the underlying funds in which the Portfolio invests.
**	Commencement of operations
(1)	Annualized.
(2)	Total return for periods of less than one year is not annualized.

See accompanying notes to financial statements.

SSGA MFS Systematic Value Equity Portfolio*					State Street Risk Aware Portfolio*
Six Months Ended 12/31/15 (Unaudited)		Year Ended 6/30/15	For the Period 1/8/14** - 6/30/14		Six Months Ended 12/31/15 (Unaudited)		For the Period 9/9/14** - 6/30/15

$2,804		$2,910	$5,286		$1,867		$1,967

0.30	%(1)	0.30%	0.30	%(1)	0.25	%(1)	0.25	%(1)
1.97	%(1)	1.67%	1.73	%(1)	1.93	%(1)	1.46	%(1)
34%		61%	23%		25%		122%
(2.68	)%(2)	13.79%	6.20	%(2)	(4.31	)%(2)	(0.46	)%(2)

SSGA MASTER TRUST

NOTES TO FINANCIAL STATEMENTS

December 31, 2015 (Unaudited)

1.	Organization

SSGA Master Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company that was organized as a Massachusetts business trust on March 30, 2011.

As of December 31, 2015, the Trust offered ten (10) portfolios, each of which represents a separate series of beneficial interest in the Trust (each a “Portfolio” and collectively; the “Portfolios”). The financial statements herein relate to the following ten (10) Portfolios: SSGA Multi-Asset Real Return Portfolio, SSGA Income Allocation Portfolio, SSGA Global Allocation Portfolio, Blackstone/GSO Senior Loan Portfolio, SSGA Ultra Short Term Bond Portfolio, State Street DoubleLine Total Return Tactical Portfolio, SSGA MFS Systematic Core Equity Portfolio, SSGA MFS Systematic Growth Equity Portfolio, SSGA MFS Systematic Value Equity Portfolio and State Street Risk Aware Portfolio, which are each a “diversified” investment company, with the exception of SSGA Ultra Short Term Bond Portfolio and the State Street Risk Aware Portfolio, which are each a “non-diversified” investment company. Each portfolio serves as a master fund in a master feeder structure.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims that may be made against the Trust that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 946, Financial Services Investment Companies (“ASC 946”).

Security Valuation

Each Portfolio’s investments are valued at fair value each day that the Portfolio’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Portfolio’s listing exchange is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolios. The Board has responsibility for determining the fair value of investments. The members of the Committee are approved by the Board.

Valuation techniques used to value each Portfolio’s investments by major category are as follows:

•	Equity investments (including registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•	Debt obligations (both governmental and non- governmental) purchased with greater than sixty days to maturity and not investment grade are valued at last reported evaluated bid prices obtained from independent pricing services or brokers. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures.

SSGA MASTER TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2015 (Unaudited)

•	Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value per share or unit. Money market funds generally value portfolio investments using the amortized cost method as set forth in Rule 2a-7 under the 1940 Act and in accordance with the Portfolios procedures to stabilize net asset value.

•	Senior or other loans are valued at evaluated bid prices supplied by an independent pricing service, if available. Senior loans and other loans in which the Committee determines that there are no reliable valuations available from pricing services or brokers will be initially valued at cost and adjusted for amortization of principal until remeasurement is warranted due to a credit or economic event or other factors effecting the loan.

In the event prices or quotations are not readily available or that application of these valuation methods results in a price for an investment which is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with valuation policy and procedures approved by the Board.

Fair value pricing could result in a difference between the prices used to calculate the Portfolio’s net asset value and the prices used by the Portfolios’ underlying indices. Various inputs are used in determining the value of Portfolios’ investments. These inputs are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes.

The Portfolios value their assets and liabilities at fair value using a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The following table summarizes the inputs used in valuing the Portfolios’ investments as of December 31, 2015:

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
SSGA Multi-Asset Real Return Portfolio	$85,741,693	$—	$—	$85,741,693
SSGA Income Allocation Portfolio	101,599,680	—	—	101,599,680
SSGA Global Allocation Portfolio	192,786,845	—	—	192,786,845
Blackstone / GSO Senior Loan Portfolio	73,468,378	733,688,100	—	807,156,478
SSGA Ultra Short Term Bond Portfolio	126,552	13,828,193	—	13,954,745
State Street DoubleLine Total Return Tactical Portfolio	339,272,762	1,467,749,827	—	1,807,022,589
SSGA MFS Systematic Core Equity Portfolio	5,884,568	—	—	5,884,568
SSGA MFS Systematic Growth Equity Portfolio	12,207,956	—	—	12,207,956
SSGA MFS Systematic Value Equity Portfolio	2,802,031	—	—	2,802,031
State Street Risk Aware Portfolio	1,864,167	—	—	1,864,167

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period.

SSGA MASTER TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2015 (Unaudited)

There were no transfers between levels for the period ended December 31, 2015.

Investment Transactions and Income Recognition

Investment transactions are accounted for on the trade date for financial reporting purposes. Dividend income and capital gains distributions, if any, are recognized on the ex-dividend date. Interest income is recorded daily on an accrual basis. Non-cash dividends received in the form of stock, if any, are received as dividend income at fair value. Distributions received by a Portfolio many include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Certain Portfolios invest in Real Estate Investments Trusts (“REITS”). REITS determine the tax character of their distributions annually and may characterize a portion of their distributions as income, return of capital or capital gain. The Portfolios’ policy is to record all REIT distributions initially as dividend income and re-designate to return of capital or capital gains distributions at year end based on information provided by the REIT and management’s estimates of such re-designations for which actual information has not yet been reported. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method.

Expenses

Advisory fees and other expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio. Trustees’ fees and other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolios. In addition to the these direct expenses, the Portfolios bear certain expenses indirectly, such as fees of underlying Portfolios in which the Portfolio invest that are reflected in the reported value of such Portfolios.

Foreign Currency Translation

The accounting records of the Portfolios are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates deemed appropriate pursuant to the valuation policy and procedures at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of the transactions. The Portfolios do not isolate the effect of fluctuations in foreign exchange from the effect of fluctuations in the market price of securities. Such fluctuations are reflected by the Portfolios as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

Federal Income Tax

The Portfolios are not required to pay federal income taxes on their net investment income and net capital gains because they are treated as partnerships for federal income tax purposes. All interest, gains and losses of the Portfolios are deemed to have been “passed through” to the Portfolios’ partners in proportion to their holdings in the respective Portfolio, regardless of whether such items have been distributed by the Portfolios. Each partner is responsible for tax liability based on its distributive share; therefore, no provision has been made for federal income taxes. The Portfolios have reviewed the tax positions for the open tax years as of June 30, 2015, and have determined that no provision for income tax is required in the Portfolios’ Financial Statements. The Portfolios’ federal tax returns are subject to examination by the Portfolios’ major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts. The Portfolios’ recognized interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations.

3.	Fees and Compensation Paid to Affiliates and other Related Party Transactions

Advisory Fee

Each Portfolio has entered into an Investment Advisory Agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”). For its advisory services to the Portfolios, facilities furnished, and expenses borne by the Adviser, each

SSGA MASTER TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2015 (Unaudited)

Portfolio pays the Adviser a fee accrued daily and paid monthly, based on a percentage of each Portfolio’s average daily net assets as shown in the following table:

Annual Rate
SSGA Multi-Asset Real Return Portfolio	0.20%
SSGA Income Allocation Portfolio	0.20
SSGA Global Allocation Portfolio	0.20
Blackstone/GSO Senior Loan Portfolio	0.30
SSGA Ultra Short Term Bond Porfolio	0.20
State Street DoubleLine Total Return Tactical Portfolio	0.30
SSGA MFS Systematic Core Equity Portfolio	0.30
SSGA MFS Systematic Growth Equity Portfolio	0.30
SSGA MFS Systematic Value Equity Portfolio	0.30
State Street Risk Aware Portfolio	0.25

The Adviser pays all operating expenses of each Portfolio other than management fee, brokerage, taxes, interest, fees and expenses of the Independent Trustees (including any Trustees’ counsel fees), litigation expenses, acquired fund fees and expenses and other extraordinary expenses.

GSO/Blackstone Debt Funds Management LLC receives fees for its services as the sub-adviser to the Blackstone/GSO Senior Loan Portfolio from the Adviser.

Massachusetts Financial Services Investment Management (“MFS”) receives fees for its services as sub-adviser to the SSGA MFS Systematic Core Equity Portfolio, SSGA MFS Systematic Growth Equity Portfolio and SSGA MFS Systematic Value Equity Portfolio from the Adviser.

DoubleLine Capital LP receives fees for its services as the sub-advisor to the State Street DoubleLine Total Return Portfolio from the Adviser.

SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”) serves as sub-administrator. State Street, an affiliate of the Adviser, receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.

4.	Trustees’ Fees

The Trust, SSGA Active Trust, SPDR Series Trust and SPDR Index Shares Funds (together with the Trust, the “Trusts”) pay, in the aggregate, each Independent Trustee an annual fee of $200,000 plus $10,000 per in-person meeting attended and $1,250 for each telephonic or video conference meeting attended. The Chairman of the Board receives an additional annual fee of $50,000 and the Chairman of the Audit Committee receives an additional annual fee of $20,000. The Trusts also reimburse each Independent Trustee for travel and other out-of-pocket expenses incurred by him/her in connection with attending such meetings and in connection with attending industry seminars and meetings. Trustee fees are allocated among the Trusts and each of their respective series in such a manner as deemed equitable, taking into consideration the relative net assets of the series.

SSGA MASTER TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2015 (Unaudited)

Transactions with Affiliates

Each Portfolio may invest in certain money market funds and underlying funds affiliated with the Adviser. Amounts related to investments in affiliated underlying Funds at December 31, 2015, and for the period then ended are:

SSGA Multi-Asset Real Return Portfolio	Number of Shares Held at 6/30/15	Value At 6/30/15	Purchased		Sold		Number of Shares Held at 12/31/15	Value at 12/31/15	Dividend Income	Realized Gain (Loss)
			Cost	Shares	Proceeds	Shares
SPDR Barclays TIPS ETF	400,523	$22,321,147	$8,481,208	153,787	$11,639,801	(210,321)	343,989	$18,792,119	$25,904	$(279,381)
SPDR DB International Government Inflation-Protected Bond ETF	119,100	6,539,781	2,564,216	49,231	3,593,691	(68,022)	100,309	5,058,583	4,395	(183,071)
Energy Select Sector SPDR Fund	88,920	6,683,227	1,250,086	19,623	3,080,429	(45,523)	63,020	3,815,861	71,954	(567,204)
SPDR S&P Global Natural Resources ETF	938,966	39,483,520	5,332,575	156,248	17,164,502	(481,050)	614,164	19,714,664	355,831	(6,492,166)
SPDR S&P International Energy Sector ETF	144,816	2,802,190	352,295	22,719	1,080,121	(62,595)	104,940	1,607,681	41,322	(336,340)
SPDR S&P Metals & Mining ETF	25,451	619,223	215,977	11,352	246,820	(13,534)	23,269	347,872	6,017	(91,862)
SPDR Dow Jones International Real Estate ETF	286,691	12,000,885	1,643,528	42,123	5,780,639	(142,441)	186,373	7,290,911	113,534	(159,902)
SPDR Dow Jones REIT ETF	158,157	13,345,288	1,423,984	15,689	8,238,163	(91,813)	82,033	7,516,684	167,980	701,176
State Street Institutional Liquid Reserves Fund	6,724,192	6,724,192	15,739,717	15,739,717	15,981,939	15,981,939	6,481,970	6,481,970	4,900	—

SSGA Income Allocation Portfolio	Number of Shares Held at 6/30/15	Value At 6/30/15	Purchased		Sold		Number of Shares Held at 12/31/15	Value at 12/31/15	Dividend Income	Realized Gain (Loss)
			Cost	Shares	Proceeds	Shares
Consumer Discretionary Select Sector SPDR Fund	32,130	$2,457,302	$38,759	510	$552,481	(7,011)	25,629	$2,002,906	$17,280	$21,244
Financial Select Sector Fund	—	—	2,494,818	99,536	2,317,748	99,536	—	—	11,142	(177,071)
Health Care Select Sector SPDR Fund	33,002	2,455,019	204,351	2,919	505,265	(6,984)	28,937	2,084,911	17,463	57,298
Industrial Select Sector Fund	—	—	2,275,251	42,550	2,310,370	42,550	—	—	—	35,119
SPDR S&P Dividend ETF	63,111	4,809,689	3,414,968	44,385	2,013,637	(27,161)	80,335	5,910,246	77,094	283,361
SPDR Wells Fargo Preferred Stock ETF	138,428	6,006,391	210,585	4,801	1,232,514	(27,777)	115,452	5,160,704	172,923	(6,470)
Technology Select Sector SPDR Fund	57,368	2,375,035	2,193,763	50,390	2,568,582	(60,880)	46,878	2,007,785	10,424	334,198
SPDR Barclays Convertible Securities ETF	126,174	6,002,097	275,084	5,899	964,469	(20,922)	111,151	4,810,615	196,059	120,210
SPDR Barclays High Yield Bond ETF	521,165	20,028,371	1,493,599	41,043	4,264,948	(117,383)	444,825	15,084,016	625,565	(295,520)
SPDR Barclays Intermediate Term Corporate Bond ETF	72,189	2,449,373	2,235,588	65,939	528,247	(15,634)	122,494	4,094,974	52,501	(1,034)
SPDR Barclays Long Term Corporate Bond ETF	444,142	17,006,197	577,192	14,941	6,053,339	(159,219)	299,864	11,268,889	371,892	(464,640)
SPDR Barclays Long Term Treasury ETF	125,248	8,556,943	4,408,374	61,778	3,581,734	(51,974)	135,052	9,437,434	141,917	(104,593)
SPDR Barclays TIPS ETF	33,157	1,847,840	3,305,730	59,681	557,523	(10,115)	82,723	4,519,158	5,858	(4,065)
SPDR S&P Emerging Markets Dividend ETF	36,433	1,192,452	163,531	5,698	1,117,430	(42,131)	—	—	—	(344,061)
SPDR S&P Global Infrastructure ETF	76,611	3,573,137	397,665	8,927	2,603,434	(61,434)	24,104	1,001,280	20,036	(132,932)

SSGA MASTER TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2015 (Unaudited)

SSGA Income Allocation Portfolio	Number of Shares Held at 6/30/15	Value At 6/30/15	Purchased		Sold		Number of Shares Held at 12/31/15	Value at 12/31/15	Dividend Income	Realized Gain (Loss)
			Cost	Shares	Proceeds	Shares
SPDR S&P International Dividend ETF	85,886	$3,561,692	$448,407	11,607	$1,379,909	(38,632)	58,861	$1,963,603	$62,078	$(383,994)
SPDR STOXX Europe 50 ETF	136,012	4,729,137	433,375	12,778	801,203	(23,743)	125,047	3,981,496	40,259	(10,711)
SPDR Barclays Emerging Markets Local Bond ETF	135,253	3,662,651	237,386	9,239	3,623,848	(144,492)	—	—	—	(745,168)
SPDR Dow Jones International Real Estate ETF	116,337	4,869,867	1,721,705	41,961	2,220,462	(53,750)	104,548	4,089,918	57,642	(21,380)
SPDR Dow Jones REIT ETF	98,588	8,318,855	2,572,772	29,264	5,143,845	(57,324)	70,528	6,462,481	132,120	312,996
State Street Institutional Liquid Reserves Fund	2,787,882	2,787,882	7,560,266	7,560,266	3,689,856	3,689,856	6,658,292	6,658,292	3,238	—

SSGA Global Allocation Portfolio	Number of Shares Held at 6/30/15	Value At 6/30/15	Purchased		Sold		Number of Shares Held at 12/31/15	Value at 12/31/15	Dividend Income	Realized Gain (Loss)
			Cost	Shares	Proceeds	Shares
Consumer Discretionary Select Sector SPDR Fund	38,328	$2,931,325	$1,583,773	20,077	$750,523	(9,671)	48,734	$3,808,562	$29,881	$8,874
Financial Select Sector Fund	—	—	3,648,856	146,236	3,405,503	146,236	—	—	15,785	(243,353)
Health Care Select Sector SPDR Fund	39,379	2,929,404	1,764,127	24,629	640,676	(9,056)	54,952	3,959,291	29,857	54,125
Industrial Select Sector SPDR Fund	—	—	3,813,105	71,142	3,648,644	67,226	3,916	207,587	1,357	45,125
SPDR S&P 500 ETF Trust	63,090	12,987,077	6,970,819	33,761	8,186,120	(40,502)	56,349	11,488,998	124,930	293,985
Technology Select Sector SPDR Fund	68,939	2,854,075	4,350,914	100,168	3,583,323	(85,077)	84,030	3,599,005	19,719	292,306
SPDR Barclays Aggregate Bond ETF	50,686	2,909,376	3,712,470	64,419	801,560	(13,963)	101,142	5,770,151	63,654	(2,408)
SPDR Barclays High Yield Bond ETF	599,493	23,038,516	11,575,459	320,080	11,928,443	(326,239)	593,334	20,119,956	737,323	(679,077)
SPDR Barclays Intermediate Term Corporate Bond ETF	41,866	1,420,513	784,197	23,220	222,053	(6,599)	58,487	1,955,221	26,445	384
SPDR Barclays Intermediate Term Treasury ETF	—	—	2,127,715	35,355	200,221	3,330	32,025	1,921,820	7,386	736
SPDR Barclays Long Term Corporate Bond ETF	302,860	11,596,509	4,044,354	105,264	9,298,069	(245,426)	162,698	6,114,191	243,689	(588,205)
SPDR Barclays Long Term Treasury ETF	65,248	4,457,743	11,954,047	168,650	4,300,528	(62,241)	171,657	11,995,391	125,938	(95,727)
SPDR Barclays TIPS ETF	52,369	2,918,524	6,090,505	109,733	1,083,731	(19,701)	142,401	7,779,367	10,101	(2,453)
SPDR S&P Emerging Markets ETF	22,137	1,426,508	358,800	6,143	1,504,454	(28,280)	—	—	—	(350,847)
SPDR S&P International Small Cap ETF	143,131	4,368,358	2,429,585	83,707	641,855	(23,002)	203,836	5,754,290	118,764	41,707
SPDR S&P World ex-US ETF	785,051	22,075,634	12,612,763	466,929	4,938,836	(188,330)	1,063,650	27,388,987	361,931	(131,685)
SPDR Dow Jones International Real Estate ETF	68,930	2,885,410	4,996,849	123,693	3,958,742	(96,379)	96,244	3,765,065	47,693	(47,177)
SPDR Dow Jones REIT ETF	117,788	9,938,951	5,635,243	63,492	8,294,458	(92,427)	88,853	8,141,601	166,563	102,045
State Street Institutional Liquid Reserves Fund	15,054,957	15,054,957	25,991,684	25,991,684	5,955,457	5,955,457	35,091,184	35,091,184	17,921	—

Blackstone/GSO Senior Loan Portfolio	Number of Shares Held at 6/30/15	Value At 6/30/15	Purchased		Sold		Number of Shares Held at 12/31/15	Value at 12/31/15	Dividend Income	Realized Gain (Loss)
			Cost	Shares	Proceeds	Shares
State Street Institutional Liquid Reserves Fund	11,996,420	$11,996,420	$282,742,050	282,742,050	$221,270,092	221,270,092	73,468,378	$73,468,378	$31,396	$—

SSGA MASTER TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2015 (Unaudited)

SSGA Ultra Short Term Bond Portfolio	Number of Shares Held at 6/30/15	Value At 6/30/15	Purchased		Sold		Number of Shares Held at 12/31/15	Value at 12/31/15	Dividend Income	Realized Gain (Loss)
			Cost	Shares	Proceeds	Shares
State Street Institutional Liquid Reserves Fund	487,918	$487,918	$5,286,651	5,286,651	$5,648,017	5,648,017	126,552	$126,552	$142	$—

State Street DoubleLine Total Return Tactical Portfolio	Number of Shares Held at 6/30/15	Value At 6/30/15	Purchased		Sold		Number of Shares Held at 12/31/15	Value at 12/31/15	Dividend Income	Realized Gain (Loss)
			Cost	Shares	Proceeds	Shares
State Street Institutional Liquid Reserves Fund	152,859,462	152,859,462	1,002,071,358	1,002,071,358	815,658,058	815,658,058	339,272,762	339,272,762	127,228	—

SSGA MFS Systematic Core Equity Portfolio	Number of Shares Held at 6/30/15	Value At 6/30/15	Purchased		Sold		Number of Shares Held at 12/31/15	Value at 12/31/15	Dividend Income	Realized Gain (Loss)
			Cost	Shares	Proceeds	Shares
State Street Institutional Liquid Reserves Fund	26,105	$26,105	$87,200	87,200	$72,299	72,299	41,006	$41,006	$19	$—

SSGA MFS Systematic Growth Equity Portfolio	Number of Shares Held at 6/30/15	Value At 6/30/15	Purchased		Sold		Number of Shares Held at 12/31/15	Value at 12/31/15	Dividend Income	Realized Gain (Loss)
			Cost	Shares	Proceeds	Shares
State Street Institutional Liquid Reserves Fund	63,671	$63,671	$199,143	199,143	$181,865	181,865	80,949	$80,949	$54	$—

SSGA MFS Systematic Value Equity Portfolio	Number of Shares Held at 6/30/15	Value At 6/30/15	Purchased		Sold		Number of Shares Held at 12/31/15	Value at 12/31/15	Dividend Income	Realized Gain (Loss)
			Cost	Shares	Proceeds	Shares
State Street Institutional Liquid Reserves Fund	27,610	$27,610	$60,241	60,241	$66,320	66,320	21,531	$21,531	$12	$—

State Street Risk Aware Portfolio	Number of Shares Held at 6/30/15	Value At 6/30/15	Purchased		Sold		Number of Shares Held at 12/31/15	Value at 12/31/15	Dividend Income	Realized Gain (Loss)
			Cost	Shares	Proceeds	Shares
State Street Institutional Liquid Reserves Fund	9,120	$9,120	$32,714	32,714	$35,042	35,042	6,792	$6,792	$6	$—

5.	Aggregate Unrealized Appreciation and Depreciation

As of December 31, 2015, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SSGA Multi-Asset Real Return Portfolio	$108,549,079	$850,186	$(23,657,572)	$(22,807,386)
SSGA Income Allocation Portfolio	107,210,726	1,621,134	(7,232,180)	(5,611,046)
SSGA Global Allocation Portfolio	201,163,082	1,985,200	(10,361,437)	(8,376,237)
Blackstone / GSO Senior Loan Portfolio	842,770,383	897,381	(36,511,286)	(35,613,905)
SSGA Ultra Short Term Bond Portfolio	13,995,129	1,023	(41,406)	(40,384)
State Street DoubleLine Total Return Tactical Portfolio	1,831,664,084	2,296,811	(26,938,306)	(24,641,495)
SSGA MFS Systematic Core Equity Portfolio	5,925,164	110,396	(150,992)	(40,596)
SSGA MFS Systematic Growth Equity Portfolio	12,081,597	525,973	(399,614)	126,359
SSGA MFS Systematic Value Equity Portfolio	2,704,755	277,100	(179,824)	97,276
State Street Risk Aware Portfolio	1,863,789	126,864	(126,486)	378

SSGA MASTER TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2015 (Unaudited)

6.	Investment Transactions

For the period ended December 31, 2015, the Portfolios had purchases and sales of investment securities as follows:

	SSGA Multi-Asset Real Return Portfolio	SSGA Income Allocation Portfolio	SSGA Global Allocation Portfolio	Blackstone/ GSO Senior Loan Portfolio	SSGA Ultra Short Term Bond Portfolio	State Street DoubleLine Total Return Tactical Portfolio	SSGA MFS Systematic Core Equity Portfolio	SSGA MFS Systematic Growth Equity Portfolio	SPDR MFS Systematic Value Equity Portfolio	State Street Risk Aware Portfolio
Purchases
Long Term	$9,787,640	$29,632,203	$44,844,202	$341,330,523	$5,399,239	$984,529,028	$622,436	$2,338,528	$964,917	$470,909

Sales
Long Term	$12,919,674	$33,258,514	$54,530,167	$239,276,551	$7,286,237	$157,272,138	$619,072	$2,328,365	$958,055	$467,408

For the period ended December 31, 2015, the Portfolios had purchases and sales of U.S. Government obligations as follows:

SSGA Ultra Short Term Bond Portfolio
Purchases
Long Term	$1,020,436

Sales
Long Term	$1,276,205

For the period ended December 31, 2015, the Trust did not pay any commissions to an affiliate of the Adviser for investment transactions.

7.	Line of Credit

Effective October 15, 2015, Blackstone/GSO Senior Loan Portfolio and other affiliated funds (each a “Participant” and, collectively, the “Participants”) share in a $360 million revolving credit facility provided by a syndication of banks. Blackstone/GSO Senior Loan Portfolio has exclusive access to $100 million of the total credit facility. The Participants may borrow for the purpose of meeting shareholder redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Blackstone/GSO Senior Loan Portfolio pays the commitment fee for its exclusive portion of the credit line. Commitment fees on the shared credit line are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses and are paid by the Adviser. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1%. Blackstone/GSO Senior Loan Portfolio may borrow up to a maximum of 25 percent of its assets or a lower amount as set forth in the Portfolio’s prospectus. Blackstone/GSO Senior Loan Portfolio had no outstanding loans during the six months ended December 31, 2015.

8.	Risks

Although the Portfolios do not intend to concentrate their investments in any particular industry, if a Portfolio concentrates in a single industry, group of industries or type of instrument, it may be more susceptible to any single economic, market, political or regulatory occurrence affecting that industry, group of industries or type of instrument. The Trust invests in various investments which are exposed to risks, such as market risk. Due to the level of risk associated with certain investments it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could be material.

SSGA Multi-Asset Real Return Portfolio, SSGA Income Allocation Portfolio and SSGA Global Allocation Portfolio invest their assets in other exchange-traded products (referred to as “underlying funds). The underlying funds, in turn, may engage in a number of investment techniques and practices, which involve certain risks. Certain underlying funds invest their portfolios in debt securities. Investments in debt securities may increase or decrease as a result of the following: market fluctuations, increases in interest rates, inability of issuers to repay principal and interest or illiquidity in the debt securities markets; the risk of low rates of return due to reinvestment of securities during periods of falling interest rates or repayment by issuers with higher coupon or interest rates; and/or the risk of low income due to falling interest rates.

SSGA MASTER TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2015 (Unaudited)

Certain underlying funds invest their portfolios in foreign securities including emerging markets. Foreign investments involve certain risks that are greater than those associated with investments in securities of U.S. issuers. Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Investments in securities issued by entities based outside the United States pose distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. Investment in emerging markets involves greater risk of loss than investments in a developed market. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, high levels of inflation, deflation or currency devaluation, greater risk of market shut down, and more governmental limitations on foreign investment policy than those typically found in a developed market. Certain underlying funds invest their portfolios in commodities markets. Commodities are subject to substantial price fluctuations over short periods of time and may be affected by unpredictable economic, political and environmental events. Factors that may significantly affect the prices of commodities include, but are not limited to: global supply and demand; domestic and international interest rates and investors’ expectations of interest rates; inflation rates and investors’ expectations of inflation rates; the investment and trading activities of commodity futures contracts; political, economic, or financial events, both globally and regionally.

The Blackstone/GSO Senior Loan Portfolio and DoubleLine Total Return Tactical Portfolio invest their assets in senior loans. Investments in senior loans are subject to credit risks which may include delay in receiving payments of principal and interest paid by the borrower to the agent or by the agent to the lender or offsets against payments received from the borrower.

SSGA Ultra Short Term Bond Portfolio invests primarily in investment grade debt securities with varying maturities. Investments in debt securities may increase or decrease as a result of the following: market fluctuations, increases in interest rates, inability of issuers to repay principal and interest or illiquidity in the debt securities markets; the risk of low rates of return due to reinvestment of securities during periods of falling interest rates or repayment by issuers with higher coupon or interest rates; and/or the risk of low income due to falling interest rates.

SSGA MFS Systematic Core Equity Portfolio, SSGA MFS Systematic Growth Equity Portfolio, SSGA MFS Systematic Value Equity Portfolio and State Street Risk Aware Portfolio invest in various investments which are exposed to risks, such as market risk. Due to the level of risk associated with certain investments it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could be material.

An investment in a Portfolio involves risks similar to those of investing in any fund, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in security prices. The values of securities could decline generally or could underperform other investments. Different types of securities tend to go through cycles of out-performance and underperformance in comparison to the general securities market. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

9.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Portfolios through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

SSGA MASTER TRUST

OTHER INFORMATION

December 31, 2015 (Unaudited)

Proxy Voting Policies and Procedures and Records

A description of the Trust’s proxy voting policies and procedures that are used by the Portfolios’ investment adviser to vote proxies relating to the Portfolios’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the website of the U.S. Securities and Exchange Commission, at www.sec.gov. Information regarding how the investment advisor voted for the prior 12-months period ended June 30 is available by August 31 of each year by calling the same number and on the SEC’s website, at www.sec.gov, and on the Portfolios’ website at www.spdrs.com.

Quarterly Portfolio Schedule

The Portfolios file a complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolio’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on the Form N-Q is available upon request, without charge, by calling 1-866-787-2257 (toll free) and on the Portfolios’ website at www.spdrs.com.

The SPDR® Family of Exchange Traded Funds

The following is a list of SPDR ETFs being offered, along with their respective exchange trading symbols. Please call 1-866-787-2257 to obtain a prospectus for any SPDR ETF. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

SPDR Series Trust

SPDR Russell 3000® ETF (THRK)

SPDR Russell 1000® ETF (ONEK)

SPDR Russell 2000® ETF (TWOK)

SPDR Russell 1000 Yield Focus ETF (ONEY)

SPDR Russell 1000 Momentum Focus ETF (ONEO)

SPDR Russell 1000 Low Volatility Focus ETF (ONEV)

SPDR S&P 500 Buyback ETF (SPYB)

SPDR S&P 500 Growth ETF (SPYG)

SPDR S&P 500 Value ETF (SPYV)

SPDR S&P 500 High Dividend ETF (SPYD)

SPDR S&P 500 Fossil Fuel Free ETF (SPYX)

SPDR Russell Small Cap Completeness ETF (RSCO)

SPDR S&P 400 Mid Cap Growth ETF (MDYG)

SPDR S&P 400 Mid Cap Value ETF (MDYV)

SPDR S&P 600 Small Cap ETF (SLY)

SPDR S&P 600 Small Cap Growth ETF (SLYG)

SPDR S&P 600 Small Cap Value ETF (SLYV)

SPDR Global Dow ETF (DGT)

SPDR Dow Jones REIT ETF (RWR)

SPDR S&P Bank ETF (KBE)

SPDR S&P Capital Markets ETF (KCE)

SPDR S&P Insurance ETF (KIE)

SPDR S&P Regional Banking ETF (KRE)

SPDR Morgan Stanley Technology ETF (MTK)

SPDR S&P Dividend ETF (SDY)

SPDR S&P Aerospace & Defense ETF (XAR)

SPDR S&P Biotech ETF (XBI)

SPDR S&P Health Care Equipment ETF (XHE)

SPDR S&P Health Care Services ETF (XHS)

SPDR S&P Homebuilders ETF (XHB)

SPDR S&P Metals & Mining ETF (XME)

SPDR S&P Oil & Gas Equipment & Services ETF (XES)

SPDR S&P Oil & Gas Exploration & Production ETF (XOP)

SPDR S&P Pharmaceuticals ETF (XPH)

SPDR S&P Retail ETF (XRT)

SPDR S&P Semiconductor ETF (XSD)

SPDR S&P Software & Services ETF (XSW)

SPDR S&P Telecom ETF (XTL)

SPDR S&P Transportation ETF (XTN)

SPDR S&P 1500 Value Tilt ETF (VLU)

SPDR S&P 1500 Momentum Tilt ETF (MMTM)

SPDR Russell 1000 Low Volatility ETF (LGLV)

SPDR Russell 2000 Low Volatility ETF (SMLV)

SPDR MSCI USA Quality Mix ETF (QUS)

SPDR Wells Fargo Preferred Stock ETF (PSK)

SPDR Barclays 1-3 Month T-Bill ETF (BIL)

SPDR Barclays TIPS ETF (IPE)

SPDR Barclays 0-5 Year TIPS ETF (SIPE)

SPDR Barclays 1-10 Year TIPS ETF (TIPX)

SPDR Barclays Short Term Treasury ETF (SST)

SPDR Barclays Intermediate Term Treasury ETF (ITE)

SPDR Barclays Long Term Treasury ETF (TLO)

SPDR Barclays Short Term Corporate Bond ETF (SCPB)

SPDR Barclays Intermediate Term Corporate Bond ETF (ITR)

SPDR Barclays Long Term Corporate Bond ETF (LWC)

SPDR Barclays Issuer Scored Corporate Bond ETF (CBND)

SPDR Barclays Convertible Securities ETF (CWB)

SPDR Barclays Mortgage Backed Bond ETF (MBG)

SPDR Barclays Aggregate Bond ETF (BNDS)

SPDR Nuveen Barclays Municipal Bond ETF (TFI)

SPDR Nuveen Barclays California Municipal Bond ETF (CXA)

SPDR Nuveen Barclays New York Municipal Bond ETF (INY)

SPDR Nuveen Barclays Short Term Municipal Bond ETF (SHM)

SPDR Nuveen S&P High Yield Municipal Bond ETF (HYMB)

SPDR Nuveen Barclays Build America Bond ETF (BABS)

SPDR DB International Government Inflation-Protected Bond ETF (WIP)

SPDR Barclays Short Term International Treasury Bond ETF (BWZ)

SPDR Barclays International Treasury Bond ETF (BWX)

SPDR Barclays International Corporate Bond ETF (IBND)

SPDR Barclays Emerging Markets Local Bond ETF (EBND)

SPDR Barclays International High Yield Bond ETF (IJNK)

SPDR Barclays High Yield Bond ETF (JNK)

SPDR Barclays Short Term High Yield Bond ETF (SJNK)

SPDR Barclays Investment Grade Floating Rate ETF (FLRN)

SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF (EMCD)

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF (CJNK)

SPDR Index Shares Funds

SPDR STOXX Europe 50 ETF (FEU)

SPDR EURO STOXX 50 ETF (FEZ)

SPDR EURO STOXX Small Cap (SMEZ)

SPDR EURO STOXX 50 Currency Hedged ETF (HFEZ)

SPDR S&P International Dividend Currency Hedged ETF (HDWX)

SPDR MSCI International Real Estate Currency Hedged ETF (HREX)

SPDR S&P Emerging Asia Pacific ETF (GMF)

SPDR S&P Russia ETF (RBL)

SPDR S&P China ETF (GXC)

SPDR MSCI China A Shares IMI ETF (XINA)

SPDR S&P Emerging Markets ETF (GMM)

SPDR S&P Emerging Markets Dividend ETF (EDIV)

SPDR S&P BRIC 40 ETF (BIK)

SPDR S&P Emerging Europe ETF (GUR)

SPDR S&P Emerging Latin America ETF (GML)

SPDR S&P Emerging Middle East & Africa ETF (GAF)

SPDR S&P North American Natural Resources ETF (NANR)

SPDR S&P World ex-US ETF (GWL)

SPDR S&P International Small Cap ETF (GWX)

SPDR Dow Jones International Real Estate ETF (RWX)

SPDR S&P Global Infrastructure ETF (GII)

SPDR S&P Global Natural Resources ETF (GNR)

SPDR MSCI ACWI ex-US ETF (CWI)

SPDR MSCI ACWI IMI ETF (ACIM)

SPDR MSCI ACWI Low Carbon Target ETF (LOWC)

SPDR MSCI EM 50 ETF (EMFT)

SPDR MSCI EM Beyond BRIC ETF (EMBB)

SPDR MSCI EAFE Quality Mix ETF (QEFA)

SPDR MSCI Emerging Markets Quality Mix ETF (QEMM)

SPDR MSCI World Quality Mix ETF (QWLD)

SPDR MSCI Australia Quality Mix ETF (QAUS)

SPDR MSCI Canada Quality Mix ETF (QCAN)

SPDR MSCI Germany Quality Mix ETF (QDEU)

SPDR MSCI Japan Quality Mix ETF (QJPN)

SPDR MSCI Mexico Quality Mix ETF (QMEX)

SPDR MSCI South Korea Quality Mix ETF (QKOR)

SPDR MSCI Spain Quality Mix ETF (QESP)

SPDR MSCI Taiwan Quality Mix ETF (QTWN)

SPDR MSCI United Kingdom Quality Mix ETF (QGBR)

SPDR Russell/Nomura PRIMETM Japan ETF (JPP)

SPDR Russell/Nomura Small CapTM Japan ETF (JSC)

SPDR S&P Global Dividend ETF (WDIV)

SPDR S&P International Dividend ETF (DWX)

SPDR S&P International Mid Cap ETF (MDD)

SPDR S&P Emerging Markets Small Cap ETF (EWX)

SPDR Dow Jones Global Real Estate ETF (RWO)

SPDR S&P International Consumer Discretionary Sector ETF (IPD)

SPDR S&P International Consumer Staples Sector ETF (IPS)

SPDR S&P International Energy Sector ETF (IPW)

SPDR S&P International Financial Sector ETF (IPF)

SPDR S&P International Health Care Sector ETF (IRY)

SPDR S&P International Industrial Sector ETF (IPN)

SPDR S&P International Materials Sector ETF (IRV)

SPDR S&P International Technology Sector ETF (IPK)

SPDR S&P International Telecommunications Sector ETF (IST)

SPDR S&P International Utilities Sector ETF (IPU)

The Select Sector SPDR Trust

The Consumer Discretionary Select Sector SPDR Fund (XLY)

The Consumer Staples Select Sector SPDR Fund (XLP)

The Energy Select Sector SPDR Fund (XLE)

The Financial Select Sector SPDR Fund (XLF)

The Financial Services Select Sector SPDR Fund (XLFS)

The Health Care Select Sector SPDR Fund (XLV)

The Industrial Select Sector SPDR Fund (XLI)

The Materials Select Sector SPDR Fund (XLB)

The Real Estate Select Sector SPDR Fund (XLRE)

The Technology Select Sector SPDR Fund (XLK)

The Utilities Select Sector SPDR Fund (XLU)

SSGA Active Trust

SPDR SSGA Multi-Asset Real Return ETF (RLY)

SPDR SSGA Income Allocation ETF (INKM)

SPDR SSGA Global Allocation ETF (GAL)

SPDR Blackstone/GSO Senior Loan ETF (SRLN)

SPDR SSGA Ultra Short Term Bond ETF (ULST)

SPDR DoubleLine Total Return Tactical ETF (TOTL)

State Street Clarion Global Infrastructure& MLP Portfolio (SSIDX)

SPDR MFS Systematic Core Equity ETF (SYE)

SPDR MFS Systematic Growth Equity ETF (SYG)

SPDR MFS Systematic Value Equity ETF (SYV)

SPDR SSGA Risk Aware ETF (RORO)

SPDR Dow Jones Industrial Average ETF Trust (DIA)

SPDR S&P 500 ETF Trust (SPY)

State Street Global Markets, LLC, member FINRA, SIPC, is distributor for all investment portfolios of SPDR Series Trust, SPDR Index Shares Funds, and SSGA Active Trust. ALPS Distributors, Inc., a registered broker-dealer, is distributor for SPDR S&P 500 ETF Trust (SPY) and SPDR Dow Jones Industrial Average ETF Trust (DIA), both unit investment trusts, and ALPS Portfolio Solutions Distributors, Inc. is the distributor for all investment portfolios of The Select Sector SPDR Trust. ALPS Distributors, Inc. and ALPS Portfolio Solutions Distributor, Inc. are not affiliated with State Street Global Markets, LLC.

SSGA Master Trust

Trustees

Bonny E. Boatman

Dwight D. Churchill

David M. Kelly

Frank Nesvet, Chairman

James E. Ross

Carl G. Verboncoeur

Officers

Ellen M. Needham, President

Ann Carpenter, Vice President and Deputy Treasurer

Michael P. Riley, Vice President

Bruce Rosenberg, Treasurer

Chad C. Hallett, Deputy Treasurer

Daniel Foley, Assistant Treasurer

Sujata Upreti, Assistant Treasurer

Christopher A. Madden, Secretary

Patricia A. Morisette, Assistant Secretary

Brian Harris, Chief Compliance Officer

Joshua A. Weinberg, Chief Legal Officer

Investment Manager and Administrator

SSGA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Custodian, Sub-Administrator and Transfer Agent

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Legal Counsel

Morgan, Lewis & Bockius LLP

2020 K Street, NW

Washington, DC 20006

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

For more complete information, please call 866.787.2257 or

visit www.spdrs.com today.

State Street Global Advisors, State Street Financial Center One Lincoln Street Boston, MA 02111

ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETFs net asset value. Brokerage commissions and ETF expenses will reduce returns.

Because the SPDR SSGA Active Asset Allocation ETFs are actively managed, they are therefore subject to the risk that the investments selected by SSGA may cause the ETFs to underperform relative to their benchmarks or other funds with similar investment objectives. Actively managed ETFs do not seek to replicate the performance of a specified index.

Foreign investments involve greater risks than U.S. investments, including political and economic risks and the risk of currency fluctuations, all of which may be magnified in emerging markets.

Bonds generally present less short-term risk and volatility than stocks, but contain interest rate risk (as interest rates rise bond prices usually fall); issuer default risk; issuer credit risk; liquidity risk; and inflation risk. These effects are usually pronounced for longer-term securities. Any fixed income security sold or redeemed prior to maturity may be subject to a substantial gain or loss.

Investing in commodities entail significant risk and is not appropriate for all investors. Commodities investing entail significant risk as commodity prices can be extremely volatile due to wide range of factors. A few such factors include overall market movements, real or perceived inflationary trends, commodity index volatility, international, economic and political changes, change in interest and currency exchange rates.

Past performance is no guarantee of future results. It is not possible to invest directly in an index. Index performance does not reflect charges and expenses associated with the fund or brokerage commissions associated with buying and selling a fund. Index performance is not meant to represent that of any particular fund.

Standard & Poor’s, S&P and SPDR are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by S&P Dow Jones Indices LLC (SPDJI) and sublicensed for certain purposes by State Street Corporation. State Street Corporation’s financial products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and third party licensors and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability in relation thereto, including for any errors, omissions, or interruptions of any index.

Distributor: State Street Global Markets, LLC, member FINRA, SIPC, a wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs.

State Street Global Markets, LLC is the distributor for all registered products on behalf of the advisor. SSGA Funds Management has retained GSO Capital Partners, Massachusetts Financial Services Company & DoubleLine Capital LP as the sub-advisor.

Before investing, consider the fund’s investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 866.787.2257 or visit www.spdrs.com. Read it carefully.

Not FDIC Insured. No Bank Guarantee. May Lose Value

State Street Global Advisors	© 2016 State Street Corporation SPDRACTSAR IBG-18490

Item 2. Code of Ethics.

Not applicable to the registrant; this Form N-CSR is a Semi-Annual Report.

Item 3. Audit Committee Financial Expert.

Not applicable to the registrant; this Form N-CSR is a Semi-Annual Report.

Item 4. Principal Accountant Fees and Services.

Not applicable to the registrant; this Form N-CSR is a Semi-Annual Report.

Item 5. Audit Committees of Listed Registrants.

Not applicable to the registrant; this Form N-CSR is a Semi-Annual Report.

Item 6. Investments.

(a) A Schedule of Investments for each series of the registrant is included as a part of the reports to shareholders filed under Item 1 of this Form N-CSR.

(b) Not applicable to the registrant.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board.

Item 11. Controls and Procedures.

(a) Within 90 days of the filing date of this Form N-CSR, Ellen M. Needham, the registrant’s President and Principal Executive Officer, and Bruce S. Rosenberg, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures and evaluated their effectiveness. Based on their review, Ms. Needham and Mr. Rosenberg determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the U.S. Securities and Exchange Commission.

(b) In the registrant’s second fiscal quarter covered by this form N-CSR filing, there were no significant changes in the registrant’s internal controls or in other factors that have materially affected, or are reasonably likely to materially affect, its controls over financial reporting subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12. Exhibits.

(a)(1) Not applicable to the registrant; this Form N-CSR is a Semi-Annual Report.

(a)(2) Separate certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, for each principal executive officer and principal financial officer of the registrant are attached.

(a)(3) Not applicable to the registrant.

(b) A single certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934, as amended, and Section 1350 of Chapter 63 of Title 18 of the United States Code for the principal executive officer and principal financial officer of the registrant is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SSGA Master Trust

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

Date:	March 8, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

Date:	March 8, 2016

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer and Principal Financial Officer

Date:	March 8, 2016